UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-05970

Cash Account Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	10/31/2012

ITEM 1.	REPORT TO STOCKHOLDERS

This N-CSRS filing contains the semiannual reports relating to the classes of the following series of the registrant:

•	Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio — Service Shares

•	Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio – Capital Assets Funds Shares and Capital Assets Funds Preferred Shares

•	Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio — Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares

•	Money Market Portfolio — Premium Reserve Money Market Shares

•	Government & Agency Securities Portfolio — DWS Government Cash Institutional Shares and Government Cash Managed Shares

•	Government & Agency Securities Portfolio — DWS Government & Agency Money Fund

•	Tax-Exempt Portfolio — DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares

•	Tax-Exempt Portfolio — DWS Tax-Exempt Money Fund

•	Tax-Exempt Portfolio — DWS Tax-Free Money Fund Class S

•	Tax-Exempt Portfolio — Tax-Free Investment Class

SEMIANNUAL REPORT TO SHAREHOLDERS

Cash Account Trust

Service Shares

Money Market Portfolio

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

October 31, 2012

Contents
DWS Money Market Portfolio
3 Portfolio Summary
4 Investment Portfolio
14 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
18 Financial Highlights
DWS Government & Agency Securities Portfolio
19 Portfolio Summary
20 Investment Portfolio
25 Statement of Assets and Liabilities
27 Statement of Operations
28 Statement of Changes in Net Assets
29 Financial Highlights
DWS Tax-Exempt Portfolio
30 Portfolio Summary
31 Investment Portfolio
41 Statement of Assets and Liabilities
43 Statement of Operations
44 Statement of Changes in Net Assets
45 Financial Highlights
46 Notes to Financial Statements
62 Information About Each Fund's Expenses
64 Other Information
65 Investment Management Agreement Approval
80 Summary of Management Fee Evaluation by Independent Fee Consultant
84 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. See the prospectus for specific details regarding each fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2012 (Unaudited)

Money Market Portfolio
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 10.5%
Banco del Estado de Chile:
0.23%, 12/4/2012	5,000,000	4,999,977
0.25%, 11/9/2012	5,000,000	5,000,000
0.25%, 11/20/2012	12,500,000	12,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.3%, 12/13/2012	10,000,000	10,000,000
0.33%, 12/4/2012	6,000,000	6,000,000
China Construction Bank Corp.:
0.35%, 1/2/2013	5,000,000	5,000,000
0.4%, 11/21/2012	7,000,000	7,000,000
DZ Bank:
0.26%, 1/18/2013	6,000,000	6,000,000
0.35%, 11/26/2012	14,000,000	14,000,000
0.36%, 11/20/2012	10,000,000	10,000,000
Industrial & Commercial Bank of China:
0.28%, 11/21/2012	10,000,000	10,000,000
0.28%, 11/28/2012	5,000,000	5,000,000
0.28%, 12/19/2012	5,000,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp., 0.26%, 1/11/2013	3,000,000	3,000,000
Mizuho Corporate Bank Ltd.:
0.23%, 11/9/2012	9,000,000	9,000,000
0.23%, 11/14/2012	8,000,000	8,000,000
Nordea Bank Finland PLC:
0.24%, 2/5/2013	7,000,000	7,000,000
0.31%, 3/18/2013	3,000,000	3,000,000
Norinchukin Bank:
0.27%, 11/2/2012	7,000,000	7,000,000
0.38%, 11/2/2012	3,000,000	3,000,007
Oversea-Chinese Banking Corp., Ltd., 0.2%, 1/22/2013	5,000,000	5,000,000
Rabobank Nederland NV:
0.28%, 11/26/2012	8,000,000	8,000,000
0.4%, 12/14/2012	12,000,000	12,000,429
0.5%, 3/15/2013	12,000,000	12,000,000
Toronto-Dominion Bank, 0.3%, 4/22/2013	5,000,000	5,000,953
Total Certificates of Deposit and Bank Notes (Cost $182,501,366)		182,501,366

Collateralized Mortgage Obligation 0.3%
The Superannuation Members Home Loan Programme, "A1", Series 2012-1, 0.611%*, 3/20/2013 (Cost $5,000,000)	5,000,000	5,000,000
Commercial Paper 38.0%
Issued at Discount** 34.4%
Alpine Securitzation, 144A, 0.205%, 12/17/2012	8,000,000	7,997,904
Antalis U.S. Funding Corp.:
144A, 0.38%, 11/1/2012	6,000,000	6,000,000
144A, 0.4%, 11/1/2012	5,000,000	5,000,000
ANZ National International Ltd., 0.27%, 1/30/2013	3,000,000	2,997,975
Apache Corp., 0.45%, 11/8/2012	977,000	976,915
Autobahn Funding Co., LLC, 144A, 0.31%, 1/7/2013	7,000,000	6,996,092
Barclays Bank PLC, 0.19%, 11/1/2012	10,000,000	10,000,000
Barton Capital LLC, 144A, 0.26%, 11/14/2012	3,000,000	2,999,718
BHP Billiton Finance (U.S.A.) Ltd., 144A, 0.19%, 11/19/2012	10,000,000	9,999,050
Coca-Cola Co., 0.24%, 3/1/2013	13,500,000	13,489,200
Collateralized Commercial Paper Co., LLC:
0.26%, 12/12/2012	5,000,000	4,998,519
0.26%, 12/19/2012	24,500,000	24,491,507
0.28%, 12/6/2012	55,000,000	54,985,028
Commonwealth Bank of Australia, 144A, 0.23%, 1/30/2013	9,000,000	8,994,825
Erste Abwicklungsanstalt:
0.45%, 12/7/2012	8,500,000	8,496,175
0.46%, 4/11/2013	17,500,000	17,463,999
0.48%, 5/2/2013	5,000,000	4,987,867
0.5%, 2/19/2013	4,000,000	3,993,889
0.52%, 12/4/2012	5,000,000	4,997,617
0.54%, 11/9/2012	6,000,000	5,999,280
0.55%, 2/26/2013	10,000,000	9,982,125
0.57%, 1/8/2013	3,500,000	3,496,232
Gotham Funding Corp.:
144A, 0.21%, 11/19/2012	5,000,000	4,999,475
144A, 0.24%, 11/13/2012	10,000,000	9,999,200
Hannover Funding Co., LLC:
0.3%, 11/8/2012	5,000,000	4,999,708
0.3%, 11/15/2012	4,000,000	3,999,533
Kells Funding LLC:
144A, 0.35%, 11/26/2012	17,500,000	17,495,747
144A, 0.42%, 4/2/2013	30,000,000	29,946,800
144A, 0.46%, 4/17/2013	4,000,000	3,991,464
144A, 0.55%, 2/25/2013	3,000,000	2,994,683
144A, 0.56%, 3/20/2013	5,000,000	4,989,189
144A, 0.57%, 3/1/2013	2,000,000	1,996,200
144A, 0.58%, 11/2/2012	5,000,000	4,999,919
144A, 0.59%, 1/22/2013	3,000,000	2,995,968
Kreditanstalt Fuer Wiederaufbau:
144A, 0.2%, 1/17/2013	4,000,000	3,998,289
144A, 0.2%, 1/25/2013	10,000,000	9,995,278
Manhattan Asset Funding Co., LLC, 144A, 0.21%, 11/19/2012	3,000,000	2,999,685
Nestle Capital Corp., 0.26%, 3/22/2013	13,750,000	13,735,998
Nestle Finance International Ltd.:
0.25%, 4/15/2013	5,000,000	4,994,271
0.26%, 3/25/2013	5,000,000	4,994,800
0.27%, 5/7/2013	7,500,000	7,489,481
Nordea North America, Inc.:
0.3%, 3/13/2013	4,000,000	3,995,600
0.31%, 3/18/2013	5,000,000	4,994,101
0.32%, 3/18/2013	10,000,000	9,987,822
NRW.Bank:
0.2%, 11/1/2012	15,000,000	15,000,000
0.2%, 11/8/2012	5,000,000	4,999,806
Rabobank U.S.A. Financial Corp.:
0.41%, 12/27/2012	14,000,000	13,991,071
0.46%, 3/7/2013	5,400,000	5,391,306
Regency Markets No. 1 LLC, 144A, 0.21%, 11/28/2012	17,500,000	17,497,244
SBAB Bank AB:
144A, 0.29%, 1/15/2013	12,500,000	12,492,448
144A, 0.3%, 1/11/2013	10,000,000	9,994,083
144A, 0.31%, 11/27/2012	5,000,000	4,998,881
144A, 0.31%, 12/12/2012	6,000,000	5,997,882
144A, 0.34%, 12/3/2012	10,000,000	9,996,978
144A, 0.35%, 12/5/2012	5,000,000	4,998,347
Scaldis Capital LLC, 0.28%, 11/7/2012	10,000,000	9,999,533
Siemens Capital Co., LLC, 144A, 0.15%, 12/14/2012	5,000,000	4,999,104
Societe Generale North America, Inc., 0.38%, 11/1/2012	6,000,000	6,000,000
Standard Chartered Bank:
0.28%, 12/11/2012	18,000,000	17,994,400
0.29%, 11/30/2012	6,000,000	5,998,598
Straight-A Funding LLC, 144A, 0.18%, 1/2/2013	5,387,000	5,385,330
Sydney Capital Corp., 144A, 0.3%, 1/8/2013	5,000,000	4,997,167
Total Capital Canada Ltd., 144A, 0.2%, 12/6/2012	7,500,000	7,498,542
UOB Funding LLC:
0.24%, 2/22/2013	4,000,000	3,996,987
0.26%, 12/11/2012	4,000,000	3,998,844
0.3%, 11/5/2012	12,500,000	12,499,583
Versailles Commercial Paper LLC:
144A, 0.28%, 11/20/2012	5,000,000	4,999,261
144A, 0.31%, 11/16/2012	5,000,000	4,999,354
Victory Receivables Corp.:
144A, 0.2%, 11/8/2012	10,000,000	9,999,611
144A, 0.24%, 11/7/2012	10,000,000	9,999,600
		598,661,088
Issued at Par* 3.6%
ASB Finance Ltd.:
144A, 0.464%, 2/13/2013	6,000,000	6,000,000
144A, 0.544%, 9/4/2013	8,500,000	8,500,000
144A, 0.664%, 2/1/2013	5,000,000	4,999,747
Australia & New Zealand Banking Group Ltd., 144A, 0.26%, 11/26/2012	25,000,000	25,000,000
BNZ International Funding Ltd., 144A, 0.395%, 10/23/2013	4,000,000	4,000,000
Kells Funding LLC, 144A, 0.44%, 1/17/2013	15,000,000	15,000,000
		63,499,747
Total Commercial Paper (Cost $662,160,835)		662,160,835

Short-Term Notes* 14.2%
Bank of Nova Scotia:
0.33%, 1/9/2013	17,500,000	17,500,000
0.517%, 12/11/2012	12,000,000	12,000,000
Canadian Imperial Bank of Commerce:
0.334%, 4/26/2013	12,000,000	12,000,000
0.525%, 2/7/2013	8,000,000	8,000,000
0.53%, 4/26/2013	17,500,000	17,500,000
Commonwealth Bank of Australia, 144A, 0.478%, 3/1/2013	18,000,000	18,000,000
General Electric Capital Corp., 0.574%, 11/1/2012	5,350,000	5,350,000
JPMorgan Chase Bank NA, 0.468%, 12/7/2012	23,500,000	23,500,000
National Australia Bank Ltd., 0.474%, 3/8/2013	25,000,000	25,000,000
Queensland Treasury Corp., 0.51%, 11/19/2012	14,000,000	14,000,000
Rabobank Nederland NV:
0.417%, 1/23/2013	10,000,000	10,000,000
0.463%, 6/27/2013	5,000,000	5,000,000
0.591%, 5/7/2013	10,000,000	10,000,000
144A, 0.646%, 9/16/2013	12,000,000	12,000,000
Royal Bank of Canada, 0.56%, 6/4/2013	4,500,000	4,500,000
Sumitomo Mitsui Banking Corp., 0.44%, 3/15/2013	8,000,000	8,000,000
Svensk Exportkredit AB, 144A, 0.45%, 5/22/2013	4,000,000	4,000,000
The Goldman Sachs Group, Inc., 0.9%, 11/26/2012	6,000,000	6,002,457
Toronto-Dominion Bank, 0.301%, 4/19/2013	8,500,000	8,503,298
Westpac Banking Corp.:
0.383%, 5/3/2013	12,000,000	12,005,319
0.474%, 8/9/2013	9,000,000	9,000,000
0.621%, 2/6/2013	5,000,000	5,000,000
Total Short-Term Notes (Cost $246,861,074)		246,861,074

Government & Agency Obligations 10.9%
U.S. Government Sponsored Agencies 5.6%
Federal Home Loan Bank:
0.17%, 7/5/2013	7,000,000	6,999,197
0.2%, 11/19/2012	7,000,000	7,000,145
0.23%, 4/25/2013	5,000,000	5,000,000
0.25%*, 11/8/2013	3,500,000	3,498,581
0.36%, 5/16/2013	4,000,000	4,002,401
0.5%, 8/28/2013	7,000,000	7,017,138
Federal Home Loan Mortgage Corp.:
0.128%**, 12/18/2012	3,000,000	2,999,491
0.169%**, 5/29/2013	10,000,000	9,990,131
0.177%**, 1/9/2013	8,000,000	7,997,240
1.375%, 1/9/2013	3,000,000	3,006,635
Federal National Mortgage Association:
0.129%**, 2/19/2013	14,000,000	13,994,439
0.137%**, 12/17/2012	8,000,000	7,998,569
0.159%**, 3/4/2013	10,000,000	9,994,533
4.375%, 3/15/2013	7,500,000	7,616,427
		97,114,927
U.S. Treasury Obligations 5.3%
U.S. Treasury Bill, 0.172%**, 9/19/2013	18,000,000	17,972,228
U.S. Treasury Notes:
0.5%, 5/31/2013	3,500,000	3,506,579
0.625%, 2/28/2013	11,250,000	11,266,954
1.375%, 1/15/2013	29,000,000	29,070,620
1.375%, 3/15/2013	8,200,000	8,236,135
2.5%, 3/31/2013	5,000,000	5,047,752
3.375%, 11/30/2012	8,000,000	8,020,274
4.0%, 11/15/2012	10,000,000	10,014,586
		93,135,128
Total Government & Agency Obligations (Cost $190,250,055)		190,250,055

Time Deposits 2.0%
National Australia Bank Ltd., 0.16%, 11/1/2012	14,000,000	14,000,000
Royal Bank of Canada, 0.15%, 11/1/2012	20,000,000	20,000,000
Total Time Deposits (Cost $34,000,000)		34,000,000

Municipal Bonds and Notes 1.9%
Texas, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4264, 144A, 0.23%***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	20,000,000	20,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	13,000,000	13,244,682
Total Municipal Bonds and Notes (Cost $33,244,682)		33,244,682

Repurchase Agreements 22.2%
Barclays Capital PLC, 0.23%, dated 10/29/2012, to be repurchased at $30,001,342 on 11/5/2012 (a)	30,000,000	30,000,000
BNP Paribas, 0.33%, dated 10/31/2012, to be repurchased at $14,500,133 on 11/1/2012 (b)	14,500,000	14,500,000
Citigroup Global Markets, Inc., 0.24%, dated 10/25/2012, to be repurchased at $100,004,667 on 11/1/2012 (c)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.27%, dated 10/31/2012, to be repurchased at $30,000,225 on 11/1/2012 (d)	30,000,000	30,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.25%, dated 10/31/2012, to be repurchased at $36,000,250 on 11/1/2012 (e)	36,000,000	36,000,000
JPMorgan Securities, Inc., 0.18%, dated 10/29/2012, to be repurchased at $12,500,438 on 11/5/2012 (f)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.25%, dated 10/31/2012, to be repurchased at $12,500,087 on 11/1/2012 (g)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.33%, dated 10/12/2012, to be repurchased at $20,005,133 on 11/9/2012 (h)	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 0.25%, dated 10/31/2012, to be repurchased at $852,606 on 11/1/2012 (i)	852,600	852,600
Merrill Lynch & Co., Inc., 0.3%, dated 10/31/2012, to be repurchased at $65,000,542 on 11/1/2012 (j)	65,000,000	65,000,000
The Goldman Sachs & Co., 0.23%, dated 10/29/2012, to be repurchased at $20,000,383 on 11/1/2012 (k)	20,000,000	20,000,000
Toronto-Dominion Bank, 0.24%, dated 10/31/2012, to be repurchased at $25,000,167 on 11/1/2012 (l)	25,000,000	25,000,000
Toronto-Dominion Bank, 0.25%, dated 10/31/2012, to be repurchased at $20,000,972 on 11/7/2012 (m)	20,000,000	20,000,000
Total Repurchase Agreements (Cost $386,352,600)		386,352,600

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,740,370,612)†	100.0	1,740,370,612
Other Assets and Liabilities, Net	0.0	160,124
Net Assets	100.0	1,740,530,736

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2012.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2012.

† The cost for federal income tax purposes was $1,740,370,612.

(a) Collateralized by $30,630,300 U.S. Treasury Bond, 0.25%, maturing on 1/15/2015 with a value of $30,600,089.

(b) Collateralized by $13,509,943 Government National Mortgage Association, 4.0%, maturing on 5/20/2042 with a value of $14,790,001.

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
38,613,382	Federal Home Loan Mortgage Corp.	2.233-4.0	5/1/2025- 10/1/2042	41,360,849
56,258,123	Federal National Mortgage Association	3.5-4.5	7/1/2024- 10/1/2040	60,790,401
Total Collateral Value				102,151,250

(d) Collateralized by $19,508,300 U.S. Treasury Inflation-Indexed Bond, 2.125%, maturing on 2/15/2041 with a value of $30,600,044.

(e) Collateralized by $36,695,000 U.S. Treasury Note, 0.25%, maturing on 1/31/2014 with a value of $36,723,805.

(f) Collateralized by $17,873,000 U.S. Treasury STRIPS, maturing on 8/15/2026 with a value of $12,750,061.

(g) Collateralized by $16,291,700 U.S. Treasury STRIPS, with various maturity dates of 11/15/2021-8/15/2026 with a value of $12,750,065.

(h) Collateralized by $20,980,400 SLM Student Loan Trust, 0.915%, maturing on 10/25/2023 with a value of $20,600,280.

(i) Collateralized by $869,900 U.S. Treasury Bill, maturing on 1/10/2013 with a value of $869,743.

(j) Collateralized by $62,911,468 Federal National Mortgage Association, with various coupon rates 3.0-4.0%, maturing on 11/1/2042 with a value of $66,300,001.

(k) Collateralized by $18,948,275 Federal National Mortgage Association, with various coupon rates 3.0-4.5%, with various maturity dates of 9/1/2022-1/1/2041 with a value of $20,400,000.

(l) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,685,803	Georgia Power Co.	5.65	3/1/2037	3,437,685
15,000,000	Pepsi Bottling Group, Inc.	7.0	3/1/2029	22,101,550
245,392	The Goldman Sachs Group, Inc.	6.125	2/15/2033	281,609
Total Collateral Value				25,820,844

(m) Collateralized by $18,553,600 U.S. Treasury Note, 4.25%, maturing on 11/15/2014 with a value of $20,400,011.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIQ: Liquidity Facility

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (n)	$—	$1,354,018,012	$—	$1,354,018,012
Repurchase Agreements	—	386,352,600	—	386,352,600
Total	$—	$1,740,370,612	$—	$1,740,370,612

There have been no transfers between fair value measurement levels during the period ended October 31, 2012.

(n) See Investment Portfolio for additional categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2012 (Unaudited)
Assets	Money Market Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,354,018,012
Repurchase agreements, valued at amortized cost	386,352,600
Total investments in securities, valued at amortized cost	1,740,370,612
Receivable for Fund shares sold	69,762
Interest receivable	881,792
Due from Advisor	34
Other assets	99,937
Total assets	1,741,422,137
Liabilities
Cash overdraft	36,337
Payable for Fund shares redeemed	19,615
Accrued management fee	245,689
Accrued Trustees' fees	14,346
Other accrued expenses and payables	575,414
Total liabilities	891,401
Net assets, at value	$1,740,530,736
Net Assets Consist of
Undistributed net investment income	39,089
Accumulated net realized gain (loss)	(22,710)
Paid-in capital	1,740,514,357
Net assets, at value	$1,740,530,736

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2012 (Unaudited) (continued)
Net Asset Value	Money Market Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($698,583,373 ÷ 698,219,219 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Capital Assets Funds Preferred Shares Net Asset Value, offering and redemption price per share ($3,152,462 ÷ 3,150,819 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($9,252,319 ÷ 9,247,495 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($728,429 ÷ 728,049 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Premium Reserve Money Market Shares Net Asset Value, offering and redemption price per share ($46,763,815 ÷ 46,739,442 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($982,050,338 ÷ 981,538,438 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2012 (Unaudited)
Investment Income	Money Market Portfolio
Income: Interest	$2,849,389
Expenses: Management fee	1,448,875
Services to shareholders	2,223,006
Distribution and service fees	5,165,855
Custodian fee	24,291
Professional fees	60,431
Reports to shareholders	199,390
Registration fees	63,962
Trustees' fees and expenses	40,557
Other	29,154
Total expenses before expense reductions	9,255,521
Expense reductions	(6,530,385)
Total expenses after expense reductions	2,725,136
Net investment income	124,253
Net realized gain (loss) from investments	371
Net increase (decrease) in net assets resulting from operations	$124,624

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Operations: Net investment income	$124,253	$287,114
Net realized gain (loss)	371	(23,081)
Net increase in net assets resulting from operations	124,624	264,033
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(70,362)	(151,966)
Capital Assets Funds Preferred Shares	(490)	(1,683)
Davidson Cash Equivalent Shares	(463)	(1,139)
Davidson Cash Equivalent Plus Shares	(36)	(101)
Premium Reserve Money Market Shares	(2,391)	(5,559)
Service Shares	(50,511)	(126,660)
Total distributions	(124,253)	(287,108)
Fund share transactions: Proceeds from shares sold	836,071,382	2,195,076,399
Reinvestment of distributions	123,365	284,155
Cost of shares redeemed	(889,124,031)	(2,987,807,342)
Net increase (decrease) in net assets from Fund share transactions	(52,929,284)	(792,446,788)
Increase (decrease) in net assets	(52,928,913)	(792,469,863)
Net assets at beginning of period	1,793,459,649	2,585,929,512
Net assets at end of period (including undistributed net investment income of $39,089 and $39,089, respectively)	$1,740,530,736	$1,793,459,649

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Money Market Portfolio Service Shares
			Years Ended April 30,
	Six Months Ended 10/31/12 (Unaudited)		2012		2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.012	.038
Net realized gain (loss)	.000	***	(.000	)***	.000	***	.000	***	.000 ***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.012	.038
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.012)	(.038)
Net realized gains	—		—		—		(.000	)***	—	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.012)	(.038)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.01	**	.01		.01		.03		1.21	3.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	982		993		1,659		1,236		1,136	1,249
Ratio of expenses before expense reductions (%)	1.06	*	1.06		1.05		1.06		1.06	1.06
Ratio of expenses after expense reductions (%)	.31	*	.26		.35		.44		1.00	1.02
Ratio of net investment income (%)	.01	*	.01		.01		.01		1.16	3.79
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2012 (Unaudited)

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Commercial Paper 3.8%
Issued at Discount*
Straight-A Funding LLC:
144A, 0.18%, 11/7/2012	75,000,000	74,997,750
144A, 0.18%, 1/2/2013	25,000,000	24,992,250
Total Commercial Paper (Cost $99,990,000)		99,990,000

Government & Agency Obligations 48.8%
U.S. Government Sponsored Agencies 41.5%
Federal Farm Credit Bank:
0.15%, 2/15/2013	24,000,000	23,995,225
0.219%*, 5/23/2013	10,000,000	9,987,594
Federal Home Loan Bank:
0.125%, 3/5/2013	10,000,000	9,996,691
0.139%*, 1/18/2013	55,000,000	54,983,317
0.144%*, 11/9/2012	25,000,000	24,999,111
0.15%*, 11/13/2012	20,000,000	19,998,933
0.154%**, 4/4/2013	20,000,000	19,998,815
0.16%*, 11/1/2012	17,000,000	17,000,000
0.169%*, 4/19/2013	50,000,000	49,960,097
0.17%, 1/23/2013	35,000,000	34,998,144
0.17%, 2/11/2013	22,375,000	22,370,663
0.17%, 7/5/2013	30,000,000	29,996,557
0.18%, 11/21/2012	10,000,000	9,999,955
0.2%, 11/19/2012	15,000,000	15,000,312
0.21%, 1/8/2013	10,000,000	9,999,716
0.22%, 4/19/2013	50,000,000	49,996,959
0.22%**, 7/25/2013	25,000,000	24,999,071
0.22%**, 7/26/2013	15,000,000	14,998,903
0.25%**, 11/8/2013	27,000,000	26,989,050
0.26%**, 11/15/2013	12,500,000	12,494,753
0.275%**, 11/4/2013	49,000,000	48,987,519
0.31%, 5/16/2013	20,755,000	20,762,439
0.35%**, 5/17/2013	38,000,000	38,000,000
0.36%**, 4/5/2013	22,500,000	22,499,026
0.36%**, 4/12/2013	22,000,000	21,999,011
0.36%, 5/16/2013	27,500,000	27,516,506
0.5%, 8/28/2013	24,000,000	24,058,759
1.75%, 3/8/2013	10,000,000	10,053,155
3.375%, 2/27/2013	10,680,000	10,790,446
Federal Home Loan Mortgage Corp.:
0.118%*, 1/8/2013	15,000,000	14,996,600
0.149%*, 3/19/2013	30,000,000	29,982,750
0.15%*, 6/12/2013	25,000,000	24,976,771
0.154%**, 9/13/2013	75,000,000	74,997,101
0.168%*, 1/9/2013	25,000,000	24,991,854
0.169%*, 5/29/2013	20,000,000	19,980,261
0.177%*, 1/9/2013	35,000,000	34,987,925
1.375%, 1/9/2013	25,000,000	25,055,295
3.5%, 5/29/2013	10,500,000	10,696,576
Federal National Mortgage Association:
0.129%*, 2/19/2013	11,000,000	10,995,631
0.137%*, 12/17/2012	15,000,000	14,997,317
0.149%*, 2/6/2013	22,000,000	21,991,108
0.169%*, 3/20/2013	38,000,000	37,975,057
1.5%, 6/26/2013	10,000,000	10,084,433
4.375%, 3/15/2013	25,000,000	25,388,091
		1,089,527,497
U.S. Treasury Obligations 7.3%
U.S. Treasury Bill, 0.172%*, 9/19/2013	26,000,000	25,959,884
U.S. Treasury Notes:
0.25%, 10/31/2013	10,000,000	10,003,812
0.5%, 5/31/2013	16,500,000	16,531,017
0.5%, 10/15/2013	25,000,000	25,070,245
1.375%, 11/15/2012	25,000,000	25,011,958
1.375%, 1/15/2013	25,000,000	25,059,835
2.875%, 1/31/2013	20,000,000	20,134,167
3.375%, 11/30/2012	20,000,000	20,050,712
4.0%, 11/15/2012	25,000,000	25,036,465
		192,858,095
Total Government & Agency Obligations (Cost $1,282,385,592)		1,282,385,592

Repurchase Agreements 47.3%
Barclays Capital PLC, 0.23%, dated 10/29/2012, to be repurchased at $55,002,460 on 11/5/2012 (a)	55,000,000	55,000,000
BNP Paribas, 0.3%, dated 10/31/2012, to be repurchased at $81,000,675 on 11/1/2012 (b)	81,000,000	81,000,000
BNP Paribas, 0.33%, dated 10/31/2012, to be repurchased at $291,002,668 on 11/1/2012 (c)	291,000,000	291,000,000
Credit Suisse, 0.25%, dated 10/31/2012, to be repurchased at $144,001,000 on 11/1/2012 (d)	144,000,000	144,000,000
JPMorgan Securities, Inc., 0.18%, dated 10/29/2012, to be repurchased at $12,500,438 on 11/5/2012 (e)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.25%, dated 10/31/2012, to be repurchased at $12,500,087 on 11/1/2012 (f)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.27%, dated 10/31/2012, to be repurchased at $99,000,743 on 11/1/2012 (g)	99,000,000	99,000,000
Merrill Lynch & Co., Inc., 0.25%, dated 10/31/2012, to be repurchased at $28,967,078 on 11/1/2012 (h)	28,966,877	28,966,877
Merrill Lynch & Co., Inc., 0.3%, dated 10/31/2012, to be repurchased at $224,001,867 on 11/1/2012 (i)	224,000,000	224,000,000
Morgan Stanley & Co., Inc., 0.3%, dated 10/31/2012, to be repurchased at $150,001,250 on 11/1/2012 (j)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.23%, dated 10/29/2012, to be repurchased at $45,000,863 on 11/1/2012 (k)	45,000,000	45,000,000
The Toronto-Dominion Bank, 0.25%, dated 10/31/2012, to be repurchased at $100,004,861 on 11/7/2012	100,000,000	100,000,000
Total Repurchase Agreements (Cost $1,242,966,877)		1,242,966,877

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,625,342,469)†	99.9	2,625,342,469
Other Assets and Liabilities, Net	0.1	1,565,625
Net Assets	100.0	2,626,908,094

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2012.

† The cost for federal income tax purposes was $2,625,342,469.

(a) Collateralized by $48,472,100 U.S. Treasury Notes, with various coupon rates from 0.25-3.625%, with various maturity dates of 9/15/2015-2/15/2020 with a value of $56,100,071.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
52,830,000	Federal Home Loan Bank	0.45	7/30/2014	52,905,943
25,650,000	Federal Home Loan Mortgage Corp.	0.375-5.5	11/30/2012-8/1/2019	29,714,407
Total Collateral Value				82,620,350

(c) Collateralized by $275,658,120 Government National Mortgage Association, with various coupon rates from 3.0-3.5%, with various maturity dates of 8/20/2042-9/20/2042 with a value of $296,820,001.

(d) Collateralized by $146,990,000 U.S. Treasury Note, 0.25%, maturing on 9/30/2014 with a value of $146,883,130.

(e) Collateralized by $19,022,800 U.S. Treasury STRIPS, with various maturity dates of 2/15/2026-5/15/2033 with a value of $12,750,020.

(f) Collateralized by $17,527,300 U.S. Treasury STRIPS, with various maturity dates of 8/15/2025-8/15/2026 with a value of $12,752,698.

(g) Collateralized by $93,584,722 Federal National Mortgage Association, with various coupon rates from 4.0-4.5%, with various maturity dates of 7/1/2026-8/1/2041 with a value of $100,982,969.

(h) Collateralized by $29,551,600 U.S. Treasury Bill, maturing on 1/10/2013 with a value of $29,546,281.

(i) Collateralized by $215,725,252 Federal National Mortgage Association, with various coupon rates from 2.357-4.0%, with various maturity dates of 5/1/2026-9/1/2042 with a value of $228,480,000.

(j) Collateralized by $145,168,286 Federal Home Loan Mortgage Corp., with various coupon rates from 2.386-5.345%, with various maturity dates of 9/1/2038-10/1/2042 with a value of $153,000,001.

(k) Collateralized by $41,927,724 Federal National Mortgage Association, with various coupon rates from 4.5-5.0%, with various maturity dates of 7/1/2031-10/1/2031 with a value of $45,900,001.

(l) Collateralized by $97,504,400 U.S. Treasury Note, 1.875%, maturing on 6/30/2015 with a value of $102,000,034.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (m)	$—	$1,382,375,592	$—	$1,382,375,592
Repurchase Agreements	—	1,242,966,877	—	1,242,966,877
Total	$—	$2,625,342,469	$—	$2,625,342,469

There have been no transfers between fair value measurement levels during the period ended October 31, 2012.

(m) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2012 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,382,375,592
Repurchase agreements, valued at amortized cost	1,242,966,877
Total investments in securities, valued at amortized cost	2,625,342,469
Receivable for Fund shares sold	187,503
Interest receivable	2,027,247
Due from Advisor	13,716
Other assets	115,538
Total assets	2,627,686,473
Liabilities
Cash overdraft	317,719
Distributions payable	24,218
Accrued management fee	116,680
Accrued Trustees' fees	34,768
Other accrued expenses and payables	284,994
Total liabilities	778,379
Net assets, at value	$2,626,908,094
Net Assets Consist of
Undistributed net investment income	201,502
Accumulated net realized gain (loss)	(445,816)
Paid-in capital	2,627,152,408
Net assets, at value	$2,626,908,094

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2012 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($181,356,325 ÷ 181,371,968 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($22,655,928 ÷ 22,657,882 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($90,633,615 ÷ 90,641,432 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($128,836,564 ÷ 128,847,675 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($1,902,206,645 ÷ 1,902,370,705 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($254,313,620 ÷ 254,335,556 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($46,905,397 ÷ 46,909,442 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2012 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$2,730,612
Expenses: Management fee	967,957
Administration fee	1,516,027
Services to shareholders	792,225
Distribution and service fees	1,393,730
Custodian fee	30,722
Professional fees	66,542
Reports to shareholders	77,402
Registration fees	65,674
Trustees' fees and expenses	82,083
Other	66,641
Total expenses before expense reductions	5,059,003
Expense reductions	(2,701,637)
Total expenses after expense reductions	2,357,366
Net investment income	373,246
Net realized gain (loss) from investments	963
Net increase (decrease) in net assets resulting from operations	$374,209

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Operations: Net investment income	$373,246	$1,255,673
Net realized gain (loss)	963	155,718
Net increase in net assets resulting from operations	374,209	1,411,391
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(10,130)	(24,512)
Davidson Cash Equivalent Shares	(1,187)	(2,348)
Davidson Cash Equivalent Plus Shares	(4,973)	(7,569)
DWS Government & Agency Money Fund	(6,295)	(14,615)
DWS Government Cash Institutional Shares	(333,072)	(1,165,027)
Government Cash Managed Shares	(11,944)	(24,030)
Service Shares	(5,635)	(17,564)
Total distributions	(373,236)	(1,255,665)
Fund share transactions: Proceeds from shares sold	8,920,002,360	33,927,293,511
Reinvestment of distributions	213,514	717,672
Cost of shares redeemed	(9,823,559,819)	(35,969,779,735)
Net increase (decrease) in net assets from Fund share transactions	(903,343,945)	(2,041,768,552)
Increase (decrease) in net assets	(903,342,972)	(2,041,612,826)
Net assets at beginning of period	3,530,251,066	5,571,863,892
Net assets at end of period (including undistributed net investment income of $201,502 and $201,492, respectively)	$2,626,908,094	$3,530,251,066

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Service Shares
			Years Ended April 30,
	Six Months Ended 10/31/12 (Unaudited)		2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.007		.036
Net realized gain (loss)	.000	***	.000	***	(.000	)***	.000	***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.007		.036
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.007)		(.036)
Net realized gains	—		—		—		(.000	)***	—		—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.007)		(.036)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.02		.73		3.66
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47		108		113		117		152		100
Ratio of expenses before expense reductions (%)	1.04	*	1.03		1.04		1.04		1.04		1.05
Ratio of expenses after expense reductions (%)	.17	*	.11		.22		.31		.93		1.02
Ratio of net investment income (%)	.01	*	.01		.01		.01		.65	b	3.43
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2012 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 98.7%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.26%*, 12/1/2027, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
Alaska 0.9%
Anchorage, AK, 0.23%, 4/4/2013	17,000,000	17,000,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.23%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 8.6%
California, BB&T Municipal Trust, Public Financing Authority, Series 2011, 144A, 0.23%*, 9/1/2022, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	1,200,000	1,200,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.22%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	9,500,000	9,500,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.39%**, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, RBC Municipal Products, Inc. Trust:
Series E-21, 144A, 0.25%*, Mandatory Put 1/2/2013 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	25,000,000	25,000,000
Series E-24, 144A, 0.25%*, Mandatory Put 12/3/2012 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	11,545,000	11,545,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.29%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	17,800,000	17,800,000
Series 2681, 144A, AMT, 0.37%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	12,250,000	12,250,000
California, Wells Fargo Stage Trust, Series 31C, 144A, AMT, 0.26%*, Mandatory Put 2/14/2013 @ 100, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,995,000	5,995,000
Covina, CA, Redevelopment Agency, Multi-Family Housing Revenue, ShadowHills Apartments, Inc., Series A, 0.21%*, 12/1/2015, LIQ: Fannie Mae	9,525,000	9,525,000
Los Angeles County, CA, General Obligation:
Series A, 2.0%, 2/28/2013	37,000,000	37,217,592
Series B, 2.0%, 3/29/2013	20,000,000	20,146,904
San Diego County, CA, School District Note Participations, Series A, 2.0%, 6/28/2013	10,000,000	10,119,566
		165,299,062
Colorado 0.6%
Colorado, State Educational & Cultural Facilities Authority Revenue, Southeastern California Projects, 0.23%*, 6/1/2038, LOC: Bank of America NA	12,000,000	12,000,000
Delaware 0.7%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.3%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	8,430,000	8,430,000
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.21%*, 5/1/2036, LOC: PNC Bank NA	4,885,000	4,885,000
		13,315,000
District of Columbia 1.4%
District of Columbia, Metropolitan Airport Authority, Airport Systems Revenue, 0.21%*, 10/1/2039, LOC: Barclays Bank PLC	12,120,000	12,120,000
District of Columbia, Wells Fargo Stage Trust, Series 57C, 144A, AMT, 0.32%*, 10/1/2032, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	13,965,000	13,965,000
		26,085,000
Florida 3.3%
Florida, BB&T Municipal Trust, Series 1010, 144A, 0.25%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,380,000	6,380,000
Florida, State Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.21%*, 7/1/2038, LOC: Northern Trust Co.	12,600,000	12,600,000
Florida, Wells Fargo Stage Trust, Series 35C, 144A, AMT, 0.27%*, 10/1/2026, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	17,720,000	17,720,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.21%*, 10/1/2027, LOC: Northern Trust Co.	19,600,000	19,600,000
Palm Beach County, FL, Benjamin Private School Project Revenue, 0.21%*, 7/1/2025, LOC: Northern Trust Co.	6,115,000	6,115,000
		62,415,000
Georgia 5.2%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 144A, 0.25%*, 5/1/2022	7,155,000	7,155,000
Fulton County, GA, General Obligation, 1.0%, 12/28/2012	70,000,000	70,091,498
Georgia, Municipal Electric Authority, Project No. 1, Series B, 0.19%*, 1/1/2048, LOC: Bank of Tokyo-Mitsubishi UFJ	15,000,000	15,000,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.22%*, 10/1/2031, LOC: Branch Banking & Trust	8,335,000	8,335,000
		100,581,498
Hawaii 1.0%
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, 144A, AMT, 0.26%*, 3/1/2037, GTY: Wells Fargo & Co., INS: FGIC, LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Idaho 2.5%
Idaho, State General Obligation, 2.0%, 6/28/2013	47,000,000	47,552,626
Illinois 10.3%
Channahon, IL, Morris Hospital Revenue, Series A, 0.22%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.23%*, 2/1/2035, LOC: Harris Trust & Savings Bank	5,955,000	5,955,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.3%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	24,785,000	24,785,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.24%*, Mandatory Put 5/2/2013 @ 100, 7/1/2036	18,000,000	18,000,000
Illinois, Educational Facilities Authority Revenues:
0.18%, 12/6/2012	20,000,000	20,000,000
0.19%, 1/2/2013	20,000,000	20,000,000
0.19%, 1/7/2013	30,000,000	30,000,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.21%*, 4/1/2033, LOC: Northern Trust Co.	4,100,000	4,100,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series E, 0.23%*, 2/15/2033, LOC: JPMorgan Chase Bank NA	17,100,000	17,100,000
Illinois, State Finance Authority Revenue, Resurrection Health, Series C, 0.22%*, 5/15/2035, LOC: Barclays Bank PLC	5,000,000	5,000,000
Illinois, State Finance Authority Revenue, University of Chicago Medical Center, Series A, 0.26%*, 8/1/2044, LOC: Bank of America NA	1,700,000	1,700,000
Illinois, Wells Fargo Stage Trust, Series 27C, 144A, 0.27%*, 8/1/2025, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA,	38,605,000	38,605,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, 144A, AMT, 0.29%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
		198,525,000
Indiana 0.9%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.25%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,610,000	7,610,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.19%*, 3/1/2033, LOC: Northern Trust Co.	6,325,000	6,325,000
Indiana, State Municipal Power Agency, Series A, 0.21%*, 1/1/2018, LOC: Citibank NA	3,800,000	3,800,000
		17,735,000
Iowa 1.0%
Iowa, State Finance Authority, Wellness Facilities Revenue, Marshalltown Community Project, 0.21%*, 1/1/2031, LOC: Northern Trust Company	5,000,000	5,000,000
Iowa, Wells Fargo Stage Trust, Series 24C, 144A, 0.22%*, 6/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	15,125,000	15,125,000
		20,125,000
Kansas 1.7%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.28%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.5%, 7/1/2013	11,280,000	11,377,025
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.27%*, 9/1/2032, LOC: Bank of America NA	17,155,000	17,155,000
		32,182,025
Kentucky 2.3%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.31%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.31%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.31%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue:
Series I, AMT, 0.25%*, 1/1/2032, SPA: State Street Bank & Trust Co.	4,750,000	4,750,000
Series H, AMT, 0.25%*, 7/1/2036, SPA: State Street Bank & Trust Co.	4,385,000	4,385,000
		44,230,000
Maryland 2.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.26%*, 1/1/2029, LOC: Bank of America NA	14,990,000	14,990,000
Montgomery County, MD, 0.19%, 11/15/2012	23,450,000	23,450,000
		38,440,000
Massachusetts 3.0%
Massachusetts, General Obligation, Series A, 0.59%**, 2/1/2013	11,500,000	11,505,055
Massachusetts, JPMorgan Chase Putters/Drivers Trust, Series 4248, 144A, 0.19%*, 2/1/2013, LIQ: JPMorgan Chase & Co.	9,770,000	9,770,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.2%*, 4/1/2038, LOC: TD BankNorth NA	5,260,000	5,260,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.22%*, 10/1/2030, LOC: RBS Citizens NA	25,390,000	25,390,000
Massachusetts, State General Obligation, Series A, 0.24%*, 3/1/2026, SPA: Wells Fargo Bank NA	6,500,000	6,500,000
		58,425,055
Michigan 7.2%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-23, 144A, AMT, 0.28%*, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,900,000	40,900,000
Series L-27, AMT, 144A, 0.28%*, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series A, 2.0%, 7/1/2013	11,100,000	11,233,728
Michigan, State Higher Education Facilities Authority, Limited Obligation, Hope College, Series B, 0.22%*, 4/1/2032, LOC: PNC Bank NA	2,100,000	2,100,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.3%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.3%**, 11/15/2049	8,660,000	8,660,000
Series F-8, 0.3%**, 11/15/2049	7,100,000	7,100,000
Michigan, State Strategic Fund Ltd., Obligation Revenue, Consumers Energy Co., 0.23%*, 4/15/2018, LOC: JPMorgan Chase Bank NA	17,000,000	17,000,000
		138,193,728
Minnesota 1.4%
Cohasset, MN, Power & Light Co. Project, Series B, 0.27%*, 6/1/2013, LOC: JPMorgan Chase Bank NA	1,375,000	1,375,000
Cohasset, MN, State Power & Light Co. Project, Series A, 0.26%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
		26,005,000
Mississippi 1.0%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.35%*, 12/1/2047, LOC: Wachovia Bank NA	9,255,000	9,255,000
Series A, AMT, 144A, 0.53%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
		18,755,000
Missouri 2.3%
Missouri, State Health & Educational Facilities, 0.19%, 1/9/2013	23,350,000	23,350,000
North Kansas City, MO, State Hospital Revenue, 0.27%*, 11/1/2033, LOC: Bank of America NA	20,660,000	20,660,000
		44,010,000
Nevada 1.3%
Clark County, NV, Airport Revenue, Series D-2B, 0.2%*, 7/1/2040, LOC: Royal Bank of Canada	25,000,000	25,000,000
New Hampshire 0.1%
New Hampshire, State Health & Education Facilities Authority Revenue, Frisbie Memorial Hospital, 0.27%*, 10/1/2013, LOC: TD Bank NA	1,395,000	1,395,000
New Mexico 0.5%
New Mexico, Eclipse Funding Trust Various States, Solar Eclipse, State Finance Authority Revenue, Series 2006-0034, 144A, 0.21%*, 12/15/2013, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,215,000	10,215,000
New York 2.1%
Bethlehem, NY, Industrial Development Agency Revenue, 467 Delaware Avenue LLC Project, Series A, AMT, 0.24%*, 9/1/2033, LOC: Hudson River Bank & Trust Co.	740,000	740,000
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	13,500,000	13,500,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.23%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,600,000	1,600,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.23%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	3,190,000	3,190,000
New York, Barclays Capital Municipal Trust Receipts, Series 6W, 144A, 0.21%*, 3/15/2037, LIQ: Barclays Bank PLC	5,400,000	5,400,000
New York, NY, General Obligation, Series A-4, 0.22%, 10/1/2041, LOC: Sumitomo Bank Ltd	10,000,000	10,000,000
		39,430,000
North Carolina 1.9%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.3%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,695,000	5,695,000
Series 1009, 144A, 0.3%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	15,975,000	15,975,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.21%*, 10/1/2034, LOC: Branch Banking & Trust	5,420,000	5,420,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.22%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, Series A, 0.21%*, 4/1/2029, LOC: Branch Banking & Trust	4,835,000	4,835,000
		36,035,000
Ohio 2.1%
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.49%, 12/1/2041, GTY: Bank of America NA, INS: AMBAC, LIQ: Bank of America NA	30,000,000	30,000,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority, Series C, 144A, 0.35%*, 6/1/2048, LOC: Wachovia Bank NA	9,705,000	9,705,000
		39,705,000
Other 6.5%
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.41%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	9,300,000	9,300,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.29%*, 3/1/2041, LIQ: JPMorgan Chase Bank NA	35,600,000	35,600,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.33%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		125,000,000
Pennsylvania 6.4%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.22%*, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Montgomery County, PA, Redevelopment Authority, Forge Gate Apartments Project, Series A, 0.21%*, 8/15/2031, LIQ: Fannie Mae	1,510,000	1,510,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.23%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	34,000,000	34,000,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series C, 0.2%, 7/1/2024, LOC: PNC Bank NA	43,400,000	43,400,000
Pennsylvania, Wells Fargo Stage Trust Various States, Series 65C, 144A, 0.22%*, 2/15/2042, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	25,330,000	25,330,000
University of Pittsburgh, PA, The Commonwealth Systems of Higher Education, Pittsburgh Assessment Notes, 2.0%, 7/2/2013	17,000,000	17,202,258
		123,442,258
South Carolina 1.1%
Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Prerefunded 12/1/2012 @ 101, 5.5%, 12/1/2028	20,560,000	20,854,084
Tennessee 6.4%
Nashville & Davidson County, TN, Metropolitan Government:
0.19%, 2/20/2013	10,000,000	10,000,000
0.2%, 2/5/2013	17,000,000	16,999,109
0.22%, 11/30/2012	50,000,000	50,000,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, Multi-Family Housing Revenue, Weatherly Ridge Apartments, Series A, AMT, 0.24%*, 12/1/2041, LOC: U.S. Bank NA	3,000,000	3,000,000
Tennessee, Henderson Industrial Development Board Revenue, Arvin Sango Project, Inc., AMT, 0.25%*, 2/1/2042, LOC: Bank of Tokyo-Mitsubishi UFJ	5,000,000	5,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.25%*, 5/1/2016, LOC: BNP Paribas	38,800,000	38,800,000
		123,799,109
Texas 7.7%
Harris County, TX, 0.16%, 11/8/2012	33,000,000	33,000,000
North Texas, Tollway Authority:
0.22%, 12/12/2012	14,400,000	14,400,000
0.22%, 12/13/2012	8,000,000	8,000,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.35%*, 12/1/2047, LOC: Wachovia Bank NA	12,065,000	12,065,000
Texas, A&M University Revenues, 0.17%, 11/7/2012	25,000,000	25,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	45,000,000	45,848,548
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.25%*, 1/1/2051, LOC: Bank of America NA	9,900,000	9,900,000
		148,213,548
Virginia 1.5%
Arlington County, VA, Industrial Development Authority, Multi-Family Revenue, Westover Apartments, Series A, AMT, 0.25%*, 8/1/2047, LIQ: Freddie Mac	3,000,000	3,000,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, "A", Series M024, AMT, 0.26%*, 7/15/2050, LIQ: Freddie Mac	17,475,000	17,475,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.26%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,605,000	8,605,000
		29,080,000
Washington 1.5%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.26%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.22%*, 5/1/2028, LOC: U.S. Bank NA	8,170,000	8,170,000
		28,170,000
Wisconsin 1.4%
Wisconsin, Milwaukee Redevelopment Authority, Redevelopment Lease Revenue, Kenilworth Project, 0.21%*, 9/1/2040, LOC: U.S. Bank NA	4,230,000	4,230,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series A, 0.25%*, 8/1/2030, LOC: U.S. Bank NA	23,500,000	23,500,000
		27,730,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,896,427,993)†	98.7	1,896,427,993
Other Assets and Liabilities, Net	1.3	25,414,482
Net Assets	100.0	1,921,842,475

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2012.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2012.

† The cost for federal income tax purposes was $1,896,427,993.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,896,427,993	$—	$1,896,427,993
Total	$—	$1,896,427,993	$—	$1,896,427,993

There have been no transfers between fair value measurement levels during the period ended October 31, 2012.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2012 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,896,427,993
Cash	4,311,145
Receivable for investments sold	23,701,345
Receivable for Fund shares sold	428,171
Interest receivable	2,529,152
Due from Advisor	9,143
Other assets	139,091
Total assets	1,927,546,040
Liabilities
Payable for investments purchased	5,000,772
Payable for Fund shares redeemed	210,011
Distributions payable	13,704
Accrued management fee	134,548
Accrued Trustees' fees	14,970
Other accrued expenses and payables	329,560
Total liabilities	5,703,565
Net assets, at value	$1,921,842,475
Net Assets Consist of
Undistributed net investment income	481,672
Accumulated net realized gain (loss)	118,948
Paid-in capital	1,921,241,855
Net assets, at value	$1,921,842,475

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2012 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($12,545,574 ÷ 12,540,353 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($62,949,139 ÷ 62,922,925 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share (937,666,313 ÷ 937,276,277 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($287,102,157 ÷ 286,982,551 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($103,812,085 ÷ 103,768,881 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($46,691,329 ÷ 46,671,900 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($155,950,470 ÷ 155,885,579 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($315,125,408 ÷ 314,994,313 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2012 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$2,305,789
Expenses: Management fee	664,254
Administration fee	1,039,226
Services to shareholders	598,671
Distribution and service fees	1,071,491
Custodian fee	15,029
Professional fees	59,609
Reports to shareholders	84,360
Registration fees	69,922
Trustees' fees and expenses	46,558
Other	50,176
Total expenses before expense reductions	3,699,296
Expense reductions	(1,582,932)
Total expenses after expense reductions	2,116,364
Net investment income	189,425
Net realized gain (loss) from investments	118,948
Net increase (decrease) in net assets resulting from operations	$308,373

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Operations: Net investment income	$189,425	$659,723
Net realized gain (loss)	118,948	21,137
Net increase in net assets resulting from operations	308,373	680,860
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(661)	(2,580)
Davidson Cash Equivalent Shares	(3,062)	(13,672)
DWS Tax-Exempt Cash Institutional Shares	(134,326)	(598,543)
DWS Tax-Exempt Money Fund	(18,691)	(115,000)
DWS Tax-Free Money Fund Class S	(5,185)	(28,531)
Service Shares	(3,957)	(16,307)
Tax-Exempt Cash Managed Shares	(7,448)	(35,814)
Tax-Free Investment Class	(16,086)	(64,866)
Total distributions	(189,416)	(875,313)
Fund share transactions: Proceeds from shares sold	1,568,395,381	5,483,352,307
Reinvestment of distributions	105,495	544,506
Cost of shares redeemed	(1,807,499,923)	(5,984,187,987)
Net increase (decrease) in net assets from Fund share transactions	(238,999,047)	(500,291,174)
Increase (decrease) in net assets	(238,880,090)	(500,485,627)
Net assets at beginning of period	2,160,722,565	2,661,208,192
Net assets at end of period (including undistributed net investment income of $481,672 and $481,663, respectively)	$1,921,842,475	$2,160,722,565

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Service Shares
			Years Ended April 30,
	Six Months Ended 10/31/12 (Unaudited)		2012		2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income (loss)	.000	***	.000	***	.000	***	.000	***	.008	.024
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000 ***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.008	.024
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.008)	(.024)
Net realized gains	—		—		—		(.000	)***	—	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.008)	(.024)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.01	**	.02		.01		.01		.82	2.38
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47		78		82		37		62	76
Ratio of expenses before expense reductions (%)	1.05	*	1.04		1.04		1.05		1.06	1.05
Ratio of expenses after expense reductions (%)	.21	*	.22		.34		.46		.97	1.00
Ratio of net investment income (%)	.01	*	.01		.01		.01		.81	2.32
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a "Fund" and together, the "Funds").

Money Market Portfolio offers six classes of shares: Capital Assets Funds Shares, Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Premium Reserve Money Market Shares and Service Shares.

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

New Accounting Pronouncement. In December 2011, Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities, was issued and is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the Fund's financial statements.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2012, DWS Money Market Portfolio had net tax basis capital loss carryforwards of approximately $23,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($23,000) and long-term losses ($0).

At April 30, 2012, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $438,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

In addition, from November 1, 2011 through April 30, 2012, DWS Government & Agency Securities Portfolio elects to defer qualified late year losses of approximately $8,800 of net realized short-term capital losses and treat them as arising in the fiscal year ending April 30, 2013.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2012 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement for Money Market Portfolio. Under an Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Money Market Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement to the Money Market Portfolio.

The Money Market Portfolio pays a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to Money Market Portfolio based on its relative net assets, computed and accrued daily and payable monthly, at 1/12 of the following annual rates:
First $500 million of the Funds' combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Services Shares of Money Market Portfolio.

For the six months ended October 31, 2012, the Fund incurred a management fee equivalent to the following annualized effective rate of the Fund's average daily net assets:
Fund	Annualized Effective Rate
Money Market Portfolio	.16%

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Management Agreement for Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Under an Amended and Restated Investment Management Agreement with the Advisor, the Advisor directs the investments of Government & Agency Securities Portfolio and Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The Government & Agency Securities Portfolio and Tax-Exempt Portfolio pay a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Services Shares of Government & Agency Securities Portfolio and Tax-Exempt Portfolio.

Accordingly, for the six months ended October 31, 2012, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $967,957, of which $642,113 was waived, resulting in an annualized effective rate of 0.02% of the Fund's average daily net assets.

Accordingly, for the six months ended October 31, 2012, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $664,254, of which $29,963 was waived, resulting in an annualized effective rate of 0.06% of the Fund's average daily net assets.

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2012, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:
Fund	Administration Fee	Unpaid at October 31, 2012
Government & Agency Securities Portfolio	$1,516,027	$227,685
Tax-Exempt Portfolio	$1,039,226	$168,188

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended October 31, 2012, the amounts charged to the Funds by DISC were as follows:
Money Market Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2012
Capital Assets Funds Shares	$879,864	$571,018	$92,206
Capital Assets Funds Preferred Shares	1,470	900	152
Davidson Cash Equivalent Shares	12,028	7,500	867
Davidson Cash Equivalent Plus Shares	932	577	98
Premium Reserve Money Market Shares	37,889	13,506	6,288
Service Shares	1,263,637	771,029	145,933
	$2,195,820	$1,364,530	$245,544

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2012
Capital Assets Funds Shares	$253,201	$232,428	$18,200
Davidson Cash Equivalent Shares	29,670	27,124	668
Davidson Cash Equivalent Plus Shares	99,350	88,351	5,590
DWS Government & Agency Money Fund	59,021	45,830	9,291
DWS Government Cash Institutional Shares	72,471	72,471	—
Government Cash Managed Shares	95,654	70,220	12,415
Service Shares	140,892	129,370	2,263
	$750,259	$665,794	$48,427

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2012
Capital Assets Funds Shares	$16,512	$15,545	$—
Davidson Cash Equivalent Shares	45,986	41,276	1,494
DWS Tax-Exempt Cash Institutional Shares	77,807	77,807	—
DWS Tax-Exempt Money Fund	49,504	32,385	6,767
DWS Tax-Free Money Fund Class S	33,921	25,739	3,121
Service Shares	98,980	93,237	5,371
Tax-Exempt Cash Managed Shares	52,166	40,021	1,974
Tax-Free Investment Class	179,806	155,468	—
	$554,682	$481,478	$18,727

Pursuant to a fund accounting agreement between DIMA and Money Market Portfolio, DIMA is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of Money Market Portfolio. DIMA has delegated certain fund accounting and record-keeping services to State Street Bank and Trust Company. The costs and expenses of such delegation are paid by DIMA. Money Market Portfolio paid no fee to DIMA for fund accounting and record-keeping services provided under the fund accounting agreement during the period.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2012, the Distribution Fee was as follows:
Money Market Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$1,161,421	$1,161,421	.00%	.33%
Capital Assets Funds Preferred Shares	1,960	1,960	.00%	.20%
Davidson Cash Equivalent Shares	13,889	13,889	.00%	.30%
Davidson Cash Equivalent Plus Shares	907	907	.00%	.25%
Service Shares	3,032,729	3,032,729	.00%	.60%
	$4,210,906	$4,210,906

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$334,225	$334,225	.00%	.33%
Davidson Cash Equivalent Shares	35,605	35,605	.00%	.30%
Davidson Cash Equivalent Plus Shares	124,187	124,187	.00%	.25%
Service Shares	338,141	338,141	.00%	.60%
	$832,158	$832,158

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$21,796	$21,796	.00%	.33%
Davidson Cash Equivalent Shares	91,972	91,972	.00%	.30%
Service Shares	237,553	237,553	.00%	.60%
Tax-Free Investment Class	402,524	402,524	.00%	.25%
	$753,845	$753,845

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2012, the Service Fee was as follows:
Money Market Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$879,864	$879,864	.00%	.25%
Capital Assets Funds Preferred Shares	980	980	.00%	.10%
Davidson Cash Equivalent Shares	11,574	11,574	.00%	.25%
Davidson Cash Equivalent Plus Shares	726	726	.00%	.20%
Premium Reserve Money Market Shares	61,805	61,805	.00%	.25%
	$954,949	$954,949

Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$253,200	$253,200	.00%	.25%
Davidson Cash Equivalent Shares	29,670	29,670	.00%	.25%
Davidson Cash Equivalent Plus Shares	99,350	99,350	.00%	.20%
Government Cash Managed Shares	179,352	179,352	.00%	.15%
	$561,572	$561,572

Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$16,512	$16,512	.00%	.25%
Davidson Cash Equivalent Shares	76,643	76,643	.00%	.25%
Tax-Exempt Cash Managed Shares	111,784	111,784	.00%	.15%
Tax-Free Investment Class	112,707	112,707	.00%	.07%
	$317,646	$317,646

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended October 31, 2012, the amounts charged to the Funds by DIMA included in the Statement of Operations under "reports to shareholders" were as follows:
Fund	Total Aggregated	Unpaid at October 31, 2012
Money Market Portfolio	$22,022	$8,464
Government & Agency Securities Portfolio	$28,643	$10,618
Tax-Exempt Portfolio	$43,119	$18,820

Trustees' Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

3. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At October 31, 2012, two shareholder accounts held approximately 15% and 10% of the outstanding shares of the Government & Agency Securities Portfolio and two shareholder accounts held approximately 17% and 12% of the outstanding shares of the Tax-Exempt Portfolio.

4. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2012.

5. Share Transactions

The following table summarizes share and dollar activity in the Funds:

Money Market Portfolio
	Six Months Ended October 31, 2012		Year Ended April 30, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	334,826,910	$334,826,910	740,327,726	$740,327,726
Capital Assets Funds Preferred Shares	9,082,565	9,082,565	15,237,717	15,237,717
Davidson Cash Equivalent Shares	2,635,210	2,635,210	5,888,909	5,888,909
Davidson Cash Equivalent Plus Shares	296,184	296,184	303,684	303,684
Premium Reserve Money Market Shares	43,354,516	43,354,516	90,937,663	90,937,663
Service Shares	445,875,997	445,875,997	1,342,380,700	1,342,380,700
		$836,071,382		$2,195,076,399
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	70,362	$70,362	151,503	$151,503
Capital Assets Funds Preferred Shares	490	490	1,677	1,677
Davidson Cash Equivalent Shares	463	463	1,136	1,136
Davidson Cash Equivalent Plus Shares	36	36	101	101
Premium Reserve Money Market Shares	1,654	1,654	3,793	3,793
Service Shares	50,360	50,360	125,945	125,945
		$123,365		$284,155
Shares redeemed
Capital Assets Funds Shares	(370,013,215)	$(370,013,215)	(852,717,812)	$(852,717,812)
Capital Assets Funds Preferred Shares	(8,484,604)	(8,484,604)	(17,403,287)	(17,403,287)
Davidson Cash Equivalent Shares	(2,741,705)	(2,741,705)	(9,655,583)	(9,655,583)
Davidson Cash Equivalent Plus Shares	(275,797)	(275,797)	(906,966)	(906,966)
Premium Reserve Money Market Shares	(51,051,066)	(51,051,066)	(98,084,584)	(98,084,584)
Service Shares	(456,557,644)	(456,557,644)	(2,009,039,110)	(2,009,039,110)
		$(889,124,031)		$(2,987,807,342)
Net increase (decrease)
Capital Assets Funds Shares	(35,115,943)	$(35,115,943)	(112,238,583)	$(112,238,583)
Capital Assets Funds Preferred Shares	598,451	598,451	(2,163,893)	(2,163,893)
Davidson Cash Equivalent Shares	(106,032)	(106,032)	(3,765,538)	(3,765,538)
Davidson Cash Equivalent Plus Shares	20,423	20,423	(603,181)	(603,181)
Premium Reserve Money Market Shares	(7,694,896)	(7,694,896)	(7,143,128)	(7,143,128)
Service Shares	(10,631,287)	(10,631,287)	(666,532,465)	(666,532,465)
		$(52,929,284)		$(792,446,788)

Government & Agency Securities Portfolio
	Six Months Ended October 31, 2012		Year Ended April 30, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	76,249,151	$76,249,151	447,922,936	$447,922,936
Davidson Cash Equivalent Shares	11,127,529	11,127,529	41,768,083	41,768,083
Davidson Cash Equivalent Plus Shares	86,197,821	86,197,821	213,635,877	213,635,877
DWS Government & Agency Money Fund	19,646,675	19,646,675	61,520,170	61,520,170
DWS Government Cash Institutional Shares	7,333,402,740	7,333,402,740	30,092,618,931	30,092,618,931
Government Cash Managed Shares	1,289,952,348	1,289,952,348	2,673,520,482	2,673,520,482
Service Shares	103,426,096	103,426,096	396,307,032	396,307,032
		$8,920,002,360		$33,927,293,511
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	10,130	$10,130	24,434	$24,434
Davidson Cash Equivalent Shares	1,187	1,187	2,343	2,343
Davidson Cash Equivalent Plus Shares	4,973	4,973	7,560	7,560
DWS Government & Agency Money Fund	6,178	6,178	13,959	13,959
DWS Government Cash Institutional Shares	181,743	181,743	644,365	644,365
Government Cash Managed Shares	3,932	3,932	7,755	7,755
Service Shares	5,371	5,371	17,256	17,256
		$213,514		$717,672
Shares redeemed
Capital Assets Funds Shares	(131,479,795)	$(131,479,795)	(495,723,357)	$(495,723,357)
Davidson Cash Equivalent Shares	(13,284,209)	(13,284,209)	(36,015,591)	(36,015,591)
Davidson Cash Equivalent Plus Shares	(89,068,583)	(89,068,583)	(153,400,457)	(153,400,457)
DWS Government & Agency Money Fund	(30,311,544)	(30,311,544)	(92,132,646)	(92,132,646)
DWS Government Cash Institutional Shares	(8,143,893,557)	(8,143,893,557)	(32,152,791,854)	(32,152,791,854)
Government Cash Managed Shares	(1,251,029,035)	(1,251,029,035)	(2,637,952,274)	(2,637,952,274)
Service Shares	(164,493,096)	(164,493,096)	(401,763,556)	(401,763,556)
		$(9,823,559,819)		$(35,969,779,735)
Net increase (decrease)
Capital Assets Funds Shares	(55,220,514)	$(55,220,514)	(47,775,987)	$(47,775,987)
Davidson Cash Equivalent Shares	(2,155,493)	(2,155,493)	5,754,835	5,754,835
Davidson Cash Equivalent Plus Shares	(2,865,789)	(2,865,789)	60,242,980	60,242,980
DWS Government & Agency Money Fund	(10,658,691)	(10,658,691)	(30,598,517)	(30,598,517)
DWS Government Cash Institutional Shares	(810,309,074)	(810,309,074)	(2,059,528,558)	(2,059,528,558)
Government Cash Managed Shares	38,927,245	38,927,245	35,575,963	35,575,963
Service Shares	(61,061,629)	(61,061,629)	(5,439,268)	(5,439,268)
		$(903,343,945)		$(2,041,768,552)

Tax-Exempt Portfolio
	Six Months Ended October 31, 2012		Year Ended April 30, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	17,761,701	$17,761,701	32,054,021	$32,054,021
Davidson Cash Equivalent Shares	46,085,833	46,085,833	121,475,389	121,475,389
DWS Tax-Exempt Cash Institutional Shares	997,937,877	997,937,877	4,080,690,854	4,080,690,854
DWS Tax-Exempt Money Fund	142,463,667	142,463,667	325,873,832	325,873,832
DWS Tax-Free Money Fund Class S	13,446,810	13,446,810	31,868,351	31,868,351
Service Shares	78,277,921	78,277,921	173,964,295	173,964,295
Tax-Exempt Cash Managed Shares	108,404,501	108,404,501	387,004,796	387,004,796
Tax-Free Investment Class	164,017,071	164,017,071	330,420,769	330,420,769
		$1,568,395,381		$5,483,352,307
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	661	$661	2,578	$2,578
Davidson Cash Equivalent Shares	3,062	3,062	13,652	13,652
DWS Tax-Exempt Cash Institutional Shares	58,425	58,425	307,257	307,257
DWS Tax-Exempt Money Fund	18,091	18,091	112,297	112,297
DWS Tax-Free Money Fund Class S	4,983	4,983	27,195	27,195
Service Shares	3,835	3,835	16,265	16,265
Tax-Exempt Cash Managed Shares	528	528	1,546	1,546
Tax-Free Investment Class	15,910	15,910	63,716	63,716
		$105,495		$544,506
Shares redeemed
Capital Assets Funds Shares	(16,819,396)	$(16,819,396)	(31,054,695)	$(31,054,695)
Davidson Cash Equivalent Shares	(44,670,477)	(44,670,477)	(135,004,695)	(135,004,695)
DWS Tax-Exempt Cash Institutional Shares	(1,166,273,612)	(1,166,273,612)	(4,467,264,493)	(4,467,264,493)
DWS Tax-Exempt Money Fund	(168,200,682)	(168,200,682)	(379,194,651)	(379,194,651)
DWS Tax-Free Money Fund Class S	(19,622,754)	(19,622,754)	(46,678,340)	(46,678,340)
Service Shares	(109,637,257)	(109,637,257)	(177,914,611)	(177,914,611)
Tax-Exempt Cash Managed Shares	(118,896,356)	(118,896,356)	(348,035,830)	(348,035,830)
Tax-Free Investment Class	(163,379,389)	(163,379,389)	(399,040,672)	(399,040,672)
		$(1,807,499,923)		$(5,984,187,987)
Net increase (decrease)
Capital Assets Funds Shares	942,966	$942,966	1,001,904	$1,001,904
Davidson Cash Equivalent Shares	1,418,418	1,418,418	(13,515,654)	(13,515,654)
DWS Tax-Exempt Cash Institutional Shares	(168,277,310)	(168,277,310)	(386,266,382)	(386,266,382)
DWS Tax-Exempt Money Fund	(25,718,924)	(25,718,924)	(53,208,522)	(53,208,522)
DWS Tax-Free Money Fund Class S	(6,170,961)	(6,170,961)	(14,782,794)	(14,782,794)
Service Shares	(31,355,501)	(31,355,501)	(3,934,051)	(3,934,051)
Tax-Exempt Cash Managed Shares	(10,491,327)	(10,491,327)	38,970,512	38,970,512
Tax-Free Investment Class	653,592	653,592	(68,556,187)	(68,556,187)
		$(238,999,047)		$(500,291,174)

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Funds limited these expenses; had they not done so, expenses would have been higher for the Service Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2012 to October 31, 2012).

The tables illustrate each Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Service Shares Expenses and Value of a $1,000 Investment for the six months ended October 31, 2012 (Unaudited)
Actual Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 5/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,000.05	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$1.56	$.86	$1.06
Hypothetical 5% Fund Return
Beginning Account Value 5/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,023.64	$1,024.35	$1,024.15
Expenses Paid per $1,000*	$1.58	$.87	$1.07
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Service Shares	.31%	.17%	.21%
For more information, please refer to each Fund's prospectus.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In November 2012, the Financial Stability Oversight Committee (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, proposed recommendations for money market fund reform. If the SEC were to adopt one or more of the FSOC proposed recommendations in the future, or if FSOC were to take other steps to establish similar regulations of money market funds in the future, such regulatory action may affect the Fund's operations and/or return potential.

Investment Management Agreement Approval

Money Market Portfolio

The Board of Trustees approved the renewal of Money Market Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2012.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2012, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DWS of lower expense caps for the coming year than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank ("DB"), DWS's parent company, announced that DB's new management team had concluded the strategic review of its global asset management business announced in late 2011 by DB's prior management team, and would combine its Asset Management (of which DWS is a part) and Wealth Management divisions. Prior to approving the investment management agreements, the Independent Trustees were apprised of the expected management and structure of the new combined Asset & Wealth Management division ("AWM") and DWS. DB also advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB and AWM, and that DB would be reinvesting a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into a combined AWM division, including enhancements to its investment capabilities. DB also confirmed its commitment to maintaining strong legal and compliance groups within the combined division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2011, the Fund's gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). Based on Lipper data provided as of December 31, 2011, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Capital Assets Funds Preferred Shares (1st quartile), Davidson Cash Equivalent Shares (2nd quartile), Davidson Cash Equivalent Plus Shares (2nd quartile), Capital Assets Funds Shares (2nd quartile), Premium Reserve Money Market Shares (2nd quartile) and Service Shares (2nd quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DWS. The Board also noted the significant voluntary fee waivers implemented by DWS to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Government & Agency Securities Portfolio

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2012.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2012, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DWS of lower expense caps for the coming year than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank ("DB"), DWS's parent company, announced that DB's new management team had concluded the strategic review of its global asset management business announced in late 2011 by DB's prior management team, and would combine its Asset Management (of which DWS is a part) and Wealth Management divisions. Prior to approving the investment management agreements, the Independent Trustees were apprised of the expected management and structure of the new combined Asset & Wealth Management division ("AWM") and DWS. DB also advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB and AWM, and that DB would be reinvesting a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into a combined AWM division, including enhancements to its investment capabilities. DB also confirmed its commitment to maintaining strong legal and compliance groups within the combined division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2011, the Fund's gross performance (Service Shares) was in the 3rd quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). Based on Lipper data provided as of December 31, 2011, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (1st quartile), Davidson Cash Equivalent Plus Shares (1st quartile), Government Cash Managed Shares (1st quartile), DWS Government & Agency Money Fund shares (1st quartile), Capital Assets Funds Shares (1st quartile), Service Shares (1st quartile), and DWS Government Cash Institutional Shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DWS. The Board also noted the significant voluntary fee waivers implemented by DWS to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Exempt Portfolio

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2012.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2012, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DWS of lower expense caps for the coming year than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank ("DB"), DWS's parent company, announced that DB's new management team had concluded the strategic review of its global asset management business announced in late 2011 by DB's prior management team, and would combine its Asset Management (of which DWS is a part) and Wealth Management divisions. Prior to approving the investment management agreements, the Independent Trustees were apprised of the expected management and structure of the new combined Asset & Wealth Management division ("AWM") and DWS. DB also advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB and AWM, and that DB would be reinvesting a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into a combined AWM division, including enhancements to its investment capabilities. DB also confirmed its commitment to maintaining strong legal and compliance groups within the combined division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2011, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). Based on Lipper data provided as of December 31, 2011, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (1st quartile), Davidson Cash Equivalent Shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), Tax-Free Investment Class shares (1st quartile), Service Shares (1st quartile), DWS Tax-Exempt Cash Institutional Shares (1st quartile), DWS Tax-Free Money Fund Class S shares (1st quartile) and DWS Tax Exempt Money Fund shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DWS. The Board also noted the significant voluntary fee waivers implemented by DWS to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

Notes

Notes

Notes

Notes

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SEMIANNUAL REPORT TO SHAREHOLDERS

Capital Assets Funds Shares

Money Market Portfolio

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Capital Assets Funds Preferred Shares

Money Market Portfolio

October 31, 2012

Contents
DWS Money Market Portfolio
3 Portfolio Summary
4 Investment Portfolio
14 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
18 Financial Highlights
DWS Government & Agency Securities Portfolio
20 Portfolio Summary
21 Investment Portfolio
26 Statement of Assets and Liabilities
28 Statement of Operations
29 Statement of Changes in Net Assets
30 Financial Highlights
DWS Tax-Exempt Portfolio
31 Portfolio Summary
32 Investment Portfolio
42 Statement of Assets and Liabilities
44 Statement of Operations
45 Statement of Changes in Net Assets
46 Financial Highlights
47 Notes to Financial Statements
63 Information About Each Fund's Expenses
66 Other Information
67 Investment Management Agreement Approval
82 Summary of Management Fee Evaluation by Independent Fee Consultant
86 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. See the prospectus for specific details regarding each fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2012 (Unaudited)

Money Market Portfolio
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 10.5%
Banco del Estado de Chile:
0.23%, 12/4/2012	5,000,000	4,999,977
0.25%, 11/9/2012	5,000,000	5,000,000
0.25%, 11/20/2012	12,500,000	12,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.3%, 12/13/2012	10,000,000	10,000,000
0.33%, 12/4/2012	6,000,000	6,000,000
China Construction Bank Corp.:
0.35%, 1/2/2013	5,000,000	5,000,000
0.4%, 11/21/2012	7,000,000	7,000,000
DZ Bank:
0.26%, 1/18/2013	6,000,000	6,000,000
0.35%, 11/26/2012	14,000,000	14,000,000
0.36%, 11/20/2012	10,000,000	10,000,000
Industrial & Commercial Bank of China:
0.28%, 11/21/2012	10,000,000	10,000,000
0.28%, 11/28/2012	5,000,000	5,000,000
0.28%, 12/19/2012	5,000,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp., 0.26%, 1/11/2013	3,000,000	3,000,000
Mizuho Corporate Bank Ltd.:
0.23%, 11/9/2012	9,000,000	9,000,000
0.23%, 11/14/2012	8,000,000	8,000,000
Nordea Bank Finland PLC:
0.24%, 2/5/2013	7,000,000	7,000,000
0.31%, 3/18/2013	3,000,000	3,000,000
Norinchukin Bank:
0.27%, 11/2/2012	7,000,000	7,000,000
0.38%, 11/2/2012	3,000,000	3,000,007
Oversea-Chinese Banking Corp., Ltd., 0.2%, 1/22/2013	5,000,000	5,000,000
Rabobank Nederland NV:
0.28%, 11/26/2012	8,000,000	8,000,000
0.4%, 12/14/2012	12,000,000	12,000,429
0.5%, 3/15/2013	12,000,000	12,000,000
Toronto-Dominion Bank, 0.3%, 4/22/2013	5,000,000	5,000,953
Total Certificates of Deposit and Bank Notes (Cost $182,501,366)		182,501,366

Collateralized Mortgage Obligation 0.3%
The Superannuation Members Home Loan Programme, "A1", Series 2012-1, 0.611%*, 3/20/2013 (Cost $5,000,000)	5,000,000	5,000,000
Commercial Paper 38.0%
Issued at Discount** 34.4%
Alpine Securitzation, 144A, 0.205%, 12/17/2012	8,000,000	7,997,904
Antalis U.S. Funding Corp.:
144A, 0.38%, 11/1/2012	6,000,000	6,000,000
144A, 0.4%, 11/1/2012	5,000,000	5,000,000
ANZ National International Ltd., 0.27%, 1/30/2013	3,000,000	2,997,975
Apache Corp., 0.45%, 11/8/2012	977,000	976,915
Autobahn Funding Co., LLC, 144A, 0.31%, 1/7/2013	7,000,000	6,996,092
Barclays Bank PLC, 0.19%, 11/1/2012	10,000,000	10,000,000
Barton Capital LLC, 144A, 0.26%, 11/14/2012	3,000,000	2,999,718
BHP Billiton Finance (U.S.A.) Ltd., 144A, 0.19%, 11/19/2012	10,000,000	9,999,050
Coca-Cola Co., 0.24%, 3/1/2013	13,500,000	13,489,200
Collateralized Commercial Paper Co., LLC:
0.26%, 12/12/2012	5,000,000	4,998,519
0.26%, 12/19/2012	24,500,000	24,491,507
0.28%, 12/6/2012	55,000,000	54,985,028
Commonwealth Bank of Australia, 144A, 0.23%, 1/30/2013	9,000,000	8,994,825
Erste Abwicklungsanstalt:
0.45%, 12/7/2012	8,500,000	8,496,175
0.46%, 4/11/2013	17,500,000	17,463,999
0.48%, 5/2/2013	5,000,000	4,987,867
0.5%, 2/19/2013	4,000,000	3,993,889
0.52%, 12/4/2012	5,000,000	4,997,617
0.54%, 11/9/2012	6,000,000	5,999,280
0.55%, 2/26/2013	10,000,000	9,982,125
0.57%, 1/8/2013	3,500,000	3,496,232
Gotham Funding Corp.:
144A, 0.21%, 11/19/2012	5,000,000	4,999,475
144A, 0.24%, 11/13/2012	10,000,000	9,999,200
Hannover Funding Co., LLC:
0.3%, 11/8/2012	5,000,000	4,999,708
0.3%, 11/15/2012	4,000,000	3,999,533
Kells Funding LLC:
144A, 0.35%, 11/26/2012	17,500,000	17,495,747
144A, 0.42%, 4/2/2013	30,000,000	29,946,800
144A, 0.46%, 4/17/2013	4,000,000	3,991,464
144A, 0.55%, 2/25/2013	3,000,000	2,994,683
144A, 0.56%, 3/20/2013	5,000,000	4,989,189
144A, 0.57%, 3/1/2013	2,000,000	1,996,200
144A, 0.58%, 11/2/2012	5,000,000	4,999,919
144A, 0.59%, 1/22/2013	3,000,000	2,995,968
Kreditanstalt Fuer Wiederaufbau:
144A, 0.2%, 1/17/2013	4,000,000	3,998,289
144A, 0.2%, 1/25/2013	10,000,000	9,995,278
Manhattan Asset Funding Co., LLC, 144A, 0.21%, 11/19/2012	3,000,000	2,999,685
Nestle Capital Corp., 0.26%, 3/22/2013	13,750,000	13,735,998
Nestle Finance International Ltd.:
0.25%, 4/15/2013	5,000,000	4,994,271
0.26%, 3/25/2013	5,000,000	4,994,800
0.27%, 5/7/2013	7,500,000	7,489,481
Nordea North America, Inc.:
0.3%, 3/13/2013	4,000,000	3,995,600
0.31%, 3/18/2013	5,000,000	4,994,101
0.32%, 3/18/2013	10,000,000	9,987,822
NRW.Bank:
0.2%, 11/1/2012	15,000,000	15,000,000
0.2%, 11/8/2012	5,000,000	4,999,806
Rabobank U.S.A. Financial Corp.:
0.41%, 12/27/2012	14,000,000	13,991,071
0.46%, 3/7/2013	5,400,000	5,391,306
Regency Markets No. 1 LLC, 144A, 0.21%, 11/28/2012	17,500,000	17,497,244
SBAB Bank AB:
144A, 0.29%, 1/15/2013	12,500,000	12,492,448
144A, 0.3%, 1/11/2013	10,000,000	9,994,083
144A, 0.31%, 11/27/2012	5,000,000	4,998,881
144A, 0.31%, 12/12/2012	6,000,000	5,997,882
144A, 0.34%, 12/3/2012	10,000,000	9,996,978
144A, 0.35%, 12/5/2012	5,000,000	4,998,347
Scaldis Capital LLC, 0.28%, 11/7/2012	10,000,000	9,999,533
Siemens Capital Co., LLC, 144A, 0.15%, 12/14/2012	5,000,000	4,999,104
Societe Generale North America, Inc., 0.38%, 11/1/2012	6,000,000	6,000,000
Standard Chartered Bank:
0.28%, 12/11/2012	18,000,000	17,994,400
0.29%, 11/30/2012	6,000,000	5,998,598
Straight-A Funding LLC, 144A, 0.18%, 1/2/2013	5,387,000	5,385,330
Sydney Capital Corp., 144A, 0.3%, 1/8/2013	5,000,000	4,997,167
Total Capital Canada Ltd., 144A, 0.2%, 12/6/2012	7,500,000	7,498,542
UOB Funding LLC:
0.24%, 2/22/2013	4,000,000	3,996,987
0.26%, 12/11/2012	4,000,000	3,998,844
0.3%, 11/5/2012	12,500,000	12,499,583
Versailles Commercial Paper LLC:
144A, 0.28%, 11/20/2012	5,000,000	4,999,261
144A, 0.31%, 11/16/2012	5,000,000	4,999,354
Victory Receivables Corp.:
144A, 0.2%, 11/8/2012	10,000,000	9,999,611
144A, 0.24%, 11/7/2012	10,000,000	9,999,600
		598,661,088
Issued at Par* 3.6%
ASB Finance Ltd.:
144A, 0.464%, 2/13/2013	6,000,000	6,000,000
144A, 0.544%, 9/4/2013	8,500,000	8,500,000
144A, 0.664%, 2/1/2013	5,000,000	4,999,747
Australia & New Zealand Banking Group Ltd., 144A, 0.26%, 11/26/2012	25,000,000	25,000,000
BNZ International Funding Ltd., 144A, 0.395%, 10/23/2013	4,000,000	4,000,000
Kells Funding LLC, 144A, 0.44%, 1/17/2013	15,000,000	15,000,000
		63,499,747
Total Commercial Paper (Cost $662,160,835)		662,160,835

Short-Term Notes* 14.2%
Bank of Nova Scotia:
0.33%, 1/9/2013	17,500,000	17,500,000
0.517%, 12/11/2012	12,000,000	12,000,000
Canadian Imperial Bank of Commerce:
0.334%, 4/26/2013	12,000,000	12,000,000
0.525%, 2/7/2013	8,000,000	8,000,000
0.53%, 4/26/2013	17,500,000	17,500,000
Commonwealth Bank of Australia, 144A, 0.478%, 3/1/2013	18,000,000	18,000,000
General Electric Capital Corp., 0.574%, 11/1/2012	5,350,000	5,350,000
JPMorgan Chase Bank NA, 0.468%, 12/7/2012	23,500,000	23,500,000
National Australia Bank Ltd., 0.474%, 3/8/2013	25,000,000	25,000,000
Queensland Treasury Corp., 0.51%, 11/19/2012	14,000,000	14,000,000
Rabobank Nederland NV:
0.417%, 1/23/2013	10,000,000	10,000,000
0.463%, 6/27/2013	5,000,000	5,000,000
0.591%, 5/7/2013	10,000,000	10,000,000
144A, 0.646%, 9/16/2013	12,000,000	12,000,000
Royal Bank of Canada, 0.56%, 6/4/2013	4,500,000	4,500,000
Sumitomo Mitsui Banking Corp., 0.44%, 3/15/2013	8,000,000	8,000,000
Svensk Exportkredit AB, 144A, 0.45%, 5/22/2013	4,000,000	4,000,000
The Goldman Sachs Group, Inc., 0.9%, 11/26/2012	6,000,000	6,002,457
Toronto-Dominion Bank, 0.301%, 4/19/2013	8,500,000	8,503,298
Westpac Banking Corp.:
0.383%, 5/3/2013	12,000,000	12,005,319
0.474%, 8/9/2013	9,000,000	9,000,000
0.621%, 2/6/2013	5,000,000	5,000,000
Total Short-Term Notes (Cost $246,861,074)		246,861,074

Government & Agency Obligations 10.9%
U.S. Government Sponsored Agencies 5.6%
Federal Home Loan Bank:
0.17%, 7/5/2013	7,000,000	6,999,197
0.2%, 11/19/2012	7,000,000	7,000,145
0.23%, 4/25/2013	5,000,000	5,000,000
0.25%*, 11/8/2013	3,500,000	3,498,581
0.36%, 5/16/2013	4,000,000	4,002,401
0.5%, 8/28/2013	7,000,000	7,017,138
Federal Home Loan Mortgage Corp.:
0.128%**, 12/18/2012	3,000,000	2,999,491
0.169%**, 5/29/2013	10,000,000	9,990,131
0.177%**, 1/9/2013	8,000,000	7,997,240
1.375%, 1/9/2013	3,000,000	3,006,635
Federal National Mortgage Association:
0.129%**, 2/19/2013	14,000,000	13,994,439
0.137%**, 12/17/2012	8,000,000	7,998,569
0.159%**, 3/4/2013	10,000,000	9,994,533
4.375%, 3/15/2013	7,500,000	7,616,427
		97,114,927
U.S. Treasury Obligations 5.3%
U.S. Treasury Bill, 0.172%**, 9/19/2013	18,000,000	17,972,228
U.S. Treasury Notes:
0.5%, 5/31/2013	3,500,000	3,506,579
0.625%, 2/28/2013	11,250,000	11,266,954
1.375%, 1/15/2013	29,000,000	29,070,620
1.375%, 3/15/2013	8,200,000	8,236,135
2.5%, 3/31/2013	5,000,000	5,047,752
3.375%, 11/30/2012	8,000,000	8,020,274
4.0%, 11/15/2012	10,000,000	10,014,586
		93,135,128
Total Government & Agency Obligations (Cost $190,250,055)		190,250,055

Time Deposits 2.0%
National Australia Bank Ltd., 0.16%, 11/1/2012	14,000,000	14,000,000
Royal Bank of Canada, 0.15%, 11/1/2012	20,000,000	20,000,000
Total Time Deposits (Cost $34,000,000)		34,000,000

Municipal Bonds and Notes 1.9%
Texas, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4264, 144A, 0.23%***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	20,000,000	20,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	13,000,000	13,244,682
Total Municipal Bonds and Notes (Cost $33,244,682)		33,244,682

Repurchase Agreements 22.2%
Barclays Capital PLC, 0.23%, dated 10/29/2012, to be repurchased at $30,001,342 on 11/5/2012 (a)	30,000,000	30,000,000
BNP Paribas, 0.33%, dated 10/31/2012, to be repurchased at $14,500,133 on 11/1/2012 (b)	14,500,000	14,500,000
Citigroup Global Markets, Inc., 0.24%, dated 10/25/2012, to be repurchased at $100,004,667 on 11/1/2012 (c)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.27%, dated 10/31/2012, to be repurchased at $30,000,225 on 11/1/2012 (d)	30,000,000	30,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.25%, dated 10/31/2012, to be repurchased at $36,000,250 on 11/1/2012 (e)	36,000,000	36,000,000
JPMorgan Securities, Inc., 0.18%, dated 10/29/2012, to be repurchased at $12,500,438 on 11/5/2012 (f)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.25%, dated 10/31/2012, to be repurchased at $12,500,087 on 11/1/2012 (g)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.33%, dated 10/12/2012, to be repurchased at $20,005,133 on 11/9/2012 (h)	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 0.25%, dated 10/31/2012, to be repurchased at $852,606 on 11/1/2012 (i)	852,600	852,600
Merrill Lynch & Co., Inc., 0.3%, dated 10/31/2012, to be repurchased at $65,000,542 on 11/1/2012 (j)	65,000,000	65,000,000
The Goldman Sachs & Co., 0.23%, dated 10/29/2012, to be repurchased at $20,000,383 on 11/1/2012 (k)	20,000,000	20,000,000
Toronto-Dominion Bank, 0.24%, dated 10/31/2012, to be repurchased at $25,000,167 on 11/1/2012 (l)	25,000,000	25,000,000
Toronto-Dominion Bank, 0.25%, dated 10/31/2012, to be repurchased at $20,000,972 on 11/7/2012 (m)	20,000,000	20,000,000
Total Repurchase Agreements (Cost $386,352,600)		386,352,600

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,740,370,612)†	100.0	1,740,370,612
Other Assets and Liabilities, Net	0.0	160,124
Net Assets	100.0	1,740,530,736

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2012.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2012.

† The cost for federal income tax purposes was $1,740,370,612.

(a) Collateralized by $30,630,300 U.S. Treasury Bond, 0.25%, maturing on 1/15/2015 with a value of $30,600,089.

(b) Collateralized by $13,509,943 Government National Mortgage Association, 4.0%, maturing on 5/20/2042 with a value of $14,790,001.

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
38,613,382	Federal Home Loan Mortgage Corp.	2.233-4.0	5/1/2025- 10/1/2042	41,360,849
56,258,123	Federal National Mortgage Association	3.5-4.5	7/1/2024- 10/1/2040	60,790,401
Total Collateral Value				102,151,250

(d) Collateralized by $19,508,300 U.S. Treasury Inflation-Indexed Bond, 2.125%, maturing on 2/15/2041 with a value of $30,600,044.

(e) Collateralized by $36,695,000 U.S. Treasury Note, 0.25%, maturing on 1/31/2014 with a value of $36,723,805.

(f) Collateralized by $17,873,000 U.S. Treasury STRIPS, maturing on 8/15/2026 with a value of $12,750,061.

(g) Collateralized by $16,291,700 U.S. Treasury STRIPS, with various maturity dates of 11/15/2021-8/15/2026 with a value of $12,750,065.

(h) Collateralized by $20,980,400 SLM Student Loan Trust, 0.915%, maturing on 10/25/2023 with a value of $20,600,280.

(i) Collateralized by $869,900 U.S. Treasury Bill, maturing on 1/10/2013 with a value of $869,743.

(j) Collateralized by $62,911,468 Federal National Mortgage Association, with various coupon rates 3.0-4.0%, maturing on 11/1/2042 with a value of $66,300,001.

(k) Collateralized by $18,948,275 Federal National Mortgage Association, with various coupon rates 3.0-4.5%, with various maturity dates of 9/1/2022-1/1/2041 with a value of $20,400,000.

(l) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,685,803	Georgia Power Co.	5.65	3/1/2037	3,437,685
15,000,000	Pepsi Bottling Group, Inc.	7.0	3/1/2029	22,101,550
245,392	The Goldman Sachs Group, Inc.	6.125	2/15/2033	281,609
Total Collateral Value				25,820,844

(m) Collateralized by $18,553,600 U.S. Treasury Note, 4.25%, maturing on 11/15/2014 with a value of $20,400,011.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIQ: Liquidity Facility

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (n)	$—	$1,354,018,012	$—	$1,354,018,012
Repurchase Agreements	—	386,352,600	—	386,352,600
Total	$—	$1,740,370,612	$—	$1,740,370,612

There have been no transfers between fair value measurement levels during the period ended October 31, 2012.

(n) See Investment Portfolio for additional categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2012 (Unaudited)
Assets	Money Market Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,354,018,012
Repurchase agreements, valued at amortized cost	386,352,600
Total investments in securities, valued at amortized cost	1,740,370,612
Receivable for Fund shares sold	69,762
Interest receivable	881,792
Due from Advisor	34
Other assets	99,937
Total assets	1,741,422,137
Liabilities
Cash overdraft	36,337
Payable for Fund shares redeemed	19,615
Accrued management fee	245,689
Accrued Trustees' fees	14,346
Other accrued expenses and payables	575,414
Total liabilities	891,401
Net assets, at value	$1,740,530,736
Net Assets Consist of
Undistributed net investment income	39,089
Accumulated net realized gain (loss)	(22,710)
Paid-in capital	1,740,514,357
Net assets, at value	$1,740,530,736

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2012 (Unaudited) (continued)
Net Asset Value	Money Market Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($698,583,373 ÷ 698,219,219 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Capital Assets Funds Preferred Shares Net Asset Value, offering and redemption price per share ($3,152,462 ÷ 3,150,819 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($9,252,319 ÷ 9,247,495 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($728,429 ÷ 728,049 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Premium Reserve Money Market Shares Net Asset Value, offering and redemption price per share ($46,763,815 ÷ 46,739,442 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($982,050,338 ÷ 981,538,438 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2012 (Unaudited)
Investment Income	Money Market Portfolio
Income: Interest	$2,849,389
Expenses: Management fee	1,448,875
Services to shareholders	2,223,006
Distribution and service fees	5,165,855
Custodian fee	24,291
Professional fees	60,431
Reports to shareholders	199,390
Registration fees	63,962
Trustees' fees and expenses	40,557
Other	29,154
Total expenses before expense reductions	9,255,521
Expense reductions	(6,530,385)
Total expenses after expense reductions	2,725,136
Net investment income	124,253
Net realized gain (loss) from investments	371
Net increase (decrease) in net assets resulting from operations	$124,624

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Operations: Net investment income	$124,253	$287,114
Net realized gain (loss)	371	(23,081)
Net increase in net assets resulting from operations	124,624	264,033
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(70,362)	(151,966)
Capital Assets Funds Preferred Shares	(490)	(1,683)
Davidson Cash Equivalent Shares	(463)	(1,139)
Davidson Cash Equivalent Plus Shares	(36)	(101)
Premium Reserve Money Market Shares	(2,391)	(5,559)
Service Shares	(50,511)	(126,660)
Total distributions	(124,253)	(287,108)
Fund share transactions: Proceeds from shares sold	836,071,382	2,195,076,399
Reinvestment of distributions	123,365	284,155
Cost of shares redeemed	(889,124,031)	(2,987,807,342)
Net increase (decrease) in net assets from Fund share transactions	(52,929,284)	(792,446,788)
Increase (decrease) in net assets	(52,928,913)	(792,469,863)
Net assets at beginning of period	1,793,459,649	2,585,929,512
Net assets at end of period (including undistributed net investment income of $39,089 and $39,089, respectively)	$1,740,530,736	$1,793,459,649

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Money Market Portfolio Capital Assets Funds Shares
			Years Ended April 30,
	Six Months Ended 10/31/12 (Unaudited)		2012		2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.001		.012	.038
Net realized gain (loss)	.000	***	(.000	)***	.000	***	.000	***	.000 ***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.001		.012	.038
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.001)		(.012)	(.038)
Net realized gain	—		—		—		(.000	)***	—	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.001)		(.012)	(.038)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.01	**	.02		.02		.06		1.21	3.90
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	699		734		846		897		919	1,057
Ratio of expenses before expense reductions (%)	1.04	*	1.04		1.03		1.03		1.04	1.05
Ratio of expenses after expense reductions (%)	.30	*	.25		.34		.42		1.00	1.03
Ratio of net investment income (%)	.02	*	.02		.02		.04		1.16	3.78
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Money Market Portfolio Capital Assets Funds Preferred Shares
Six Months Ended 10/31/12 (Unaudited)			Years Ended April 30,
			2012		2011	2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.001		.001	.001		.016	.042
Net realized gain (loss)	.000	***	(.000	)***	.000 ***	.000	***	.000 ***	.000 ***
Total from investment operations	.000	***	.001		.001	.001		.016	.042
Less distributions from: Net investment income	(.000	)***	(.001)		(.001)	(.001)		(.016)	(.042)
Net realized gain	—		—		—	(.000	)***	—	—
Total distributions	(.000	)***	(.001)		(.001)	(.001)		(.016)	(.042)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total Return (%)a	.03	**	.05		.05	.06		1.60	4.30
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		3		5	53		49	75
Ratio of expenses before expense reductions (%)	.66	*	.66		.65	.65		.65	.66
Ratio of expenses after expense reductions (%)	.27	*	.22		.33	.41		.61	.61
Ratio of net investment income (%)	.05	*	.05		.05	.04		1.55	4.20
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2012 (Unaudited)

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Commercial Paper 3.8%
Issued at Discount*
Straight-A Funding LLC:
144A, 0.18%, 11/7/2012	75,000,000	74,997,750
144A, 0.18%, 1/2/2013	25,000,000	24,992,250
Total Commercial Paper (Cost $99,990,000)		99,990,000

Government & Agency Obligations 48.8%
U.S. Government Sponsored Agencies 41.5%
Federal Farm Credit Bank:
0.15%, 2/15/2013	24,000,000	23,995,225
0.219%*, 5/23/2013	10,000,000	9,987,594
Federal Home Loan Bank:
0.125%, 3/5/2013	10,000,000	9,996,691
0.139%*, 1/18/2013	55,000,000	54,983,317
0.144%*, 11/9/2012	25,000,000	24,999,111
0.15%*, 11/13/2012	20,000,000	19,998,933
0.154%**, 4/4/2013	20,000,000	19,998,815
0.16%*, 11/1/2012	17,000,000	17,000,000
0.169%*, 4/19/2013	50,000,000	49,960,097
0.17%, 1/23/2013	35,000,000	34,998,144
0.17%, 2/11/2013	22,375,000	22,370,663
0.17%, 7/5/2013	30,000,000	29,996,557
0.18%, 11/21/2012	10,000,000	9,999,955
0.2%, 11/19/2012	15,000,000	15,000,312
0.21%, 1/8/2013	10,000,000	9,999,716
0.22%, 4/19/2013	50,000,000	49,996,959
0.22%**, 7/25/2013	25,000,000	24,999,071
0.22%**, 7/26/2013	15,000,000	14,998,903
0.25%**, 11/8/2013	27,000,000	26,989,050
0.26%**, 11/15/2013	12,500,000	12,494,753
0.275%**, 11/4/2013	49,000,000	48,987,519
0.31%, 5/16/2013	20,755,000	20,762,439
0.35%**, 5/17/2013	38,000,000	38,000,000
0.36%**, 4/5/2013	22,500,000	22,499,026
0.36%**, 4/12/2013	22,000,000	21,999,011
0.36%, 5/16/2013	27,500,000	27,516,506
0.5%, 8/28/2013	24,000,000	24,058,759
1.75%, 3/8/2013	10,000,000	10,053,155
3.375%, 2/27/2013	10,680,000	10,790,446
Federal Home Loan Mortgage Corp.:
0.118%*, 1/8/2013	15,000,000	14,996,600
0.149%*, 3/19/2013	30,000,000	29,982,750
0.15%*, 6/12/2013	25,000,000	24,976,771
0.154%**, 9/13/2013	75,000,000	74,997,101
0.168%*, 1/9/2013	25,000,000	24,991,854
0.169%*, 5/29/2013	20,000,000	19,980,261
0.177%*, 1/9/2013	35,000,000	34,987,925
1.375%, 1/9/2013	25,000,000	25,055,295
3.5%, 5/29/2013	10,500,000	10,696,576
Federal National Mortgage Association:
0.129%*, 2/19/2013	11,000,000	10,995,631
0.137%*, 12/17/2012	15,000,000	14,997,317
0.149%*, 2/6/2013	22,000,000	21,991,108
0.169%*, 3/20/2013	38,000,000	37,975,057
1.5%, 6/26/2013	10,000,000	10,084,433
4.375%, 3/15/2013	25,000,000	25,388,091
		1,089,527,497
U.S. Treasury Obligations 7.3%
U.S. Treasury Bill, 0.172%*, 9/19/2013	26,000,000	25,959,884
U.S. Treasury Notes:
0.25%, 10/31/2013	10,000,000	10,003,812
0.5%, 5/31/2013	16,500,000	16,531,017
0.5%, 10/15/2013	25,000,000	25,070,245
1.375%, 11/15/2012	25,000,000	25,011,958
1.375%, 1/15/2013	25,000,000	25,059,835
2.875%, 1/31/2013	20,000,000	20,134,167
3.375%, 11/30/2012	20,000,000	20,050,712
4.0%, 11/15/2012	25,000,000	25,036,465
		192,858,095
Total Government & Agency Obligations (Cost $1,282,385,592)		1,282,385,592

Repurchase Agreements 47.3%
Barclays Capital PLC, 0.23%, dated 10/29/2012, to be repurchased at $55,002,460 on 11/5/2012 (a)	55,000,000	55,000,000
BNP Paribas, 0.3%, dated 10/31/2012, to be repurchased at $81,000,675 on 11/1/2012 (b)	81,000,000	81,000,000
BNP Paribas, 0.33%, dated 10/31/2012, to be repurchased at $291,002,668 on 11/1/2012 (c)	291,000,000	291,000,000
Credit Suisse, 0.25%, dated 10/31/2012, to be repurchased at $144,001,000 on 11/1/2012 (d)	144,000,000	144,000,000
JPMorgan Securities, Inc., 0.18%, dated 10/29/2012, to be repurchased at $12,500,438 on 11/5/2012 (e)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.25%, dated 10/31/2012, to be repurchased at $12,500,087 on 11/1/2012 (f)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.27%, dated 10/31/2012, to be repurchased at $99,000,743 on 11/1/2012 (g)	99,000,000	99,000,000
Merrill Lynch & Co., Inc., 0.25%, dated 10/31/2012, to be repurchased at $28,967,078 on 11/1/2012 (h)	28,966,877	28,966,877
Merrill Lynch & Co., Inc., 0.3%, dated 10/31/2012, to be repurchased at $224,001,867 on 11/1/2012 (i)	224,000,000	224,000,000
Morgan Stanley & Co., Inc., 0.3%, dated 10/31/2012, to be repurchased at $150,001,250 on 11/1/2012 (j)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.23%, dated 10/29/2012, to be repurchased at $45,000,863 on 11/1/2012 (k)	45,000,000	45,000,000
The Toronto-Dominion Bank, 0.25%, dated 10/31/2012, to be repurchased at $100,004,861 on 11/7/2012	100,000,000	100,000,000
Total Repurchase Agreements (Cost $1,242,966,877)		1,242,966,877

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,625,342,469)†	99.9	2,625,342,469
Other Assets and Liabilities, Net	0.1	1,565,625
Net Assets	100.0	2,626,908,094

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2012.

† The cost for federal income tax purposes was $2,625,342,469.

(a) Collateralized by $48,472,100 U.S. Treasury Notes, with various coupon rates from 0.25-3.625%, with various maturity dates of 9/15/2015-2/15/2020 with a value of $56,100,071.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
52,830,000	Federal Home Loan Bank	0.45	7/30/2014	52,905,943
25,650,000	Federal Home Loan Mortgage Corp.	0.375-5.5	11/30/2012-8/1/2019	29,714,407
Total Collateral Value				82,620,350

(c) Collateralized by $275,658,120 Government National Mortgage Association, with various coupon rates from 3.0-3.5%, with various maturity dates of 8/20/2042-9/20/2042 with a value of $296,820,001.

(d) Collateralized by $146,990,000 U.S. Treasury Note, 0.25%, maturing on 9/30/2014 with a value of $146,883,130.

(e) Collateralized by $19,022,800 U.S. Treasury STRIPS, with various maturity dates of 2/15/2026-5/15/2033 with a value of $12,750,020.

(f) Collateralized by $17,527,300 U.S. Treasury STRIPS, with various maturity dates of 8/15/2025-8/15/2026 with a value of $12,752,698.

(g) Collateralized by $93,584,722 Federal National Mortgage Association, with various coupon rates from 4.0-4.5%, with various maturity dates of 7/1/2026-8/1/2041 with a value of $100,982,969.

(h) Collateralized by $29,551,600 U.S. Treasury Bill, maturing on 1/10/2013 with a value of $29,546,281.

(i) Collateralized by $215,725,252 Federal National Mortgage Association, with various coupon rates from 2.357-4.0%, with various maturity dates of 5/1/2026-9/1/2042 with a value of $228,480,000.

(j) Collateralized by $145,168,286 Federal Home Loan Mortgage Corp., with various coupon rates from 2.386-5.345%, with various maturity dates of 9/1/2038-10/1/2042 with a value of $153,000,001.

(k) Collateralized by $41,927,724 Federal National Mortgage Association, with various coupon rates from 4.5-5.0%, with various maturity dates of 7/1/2031-10/1/2031 with a value of $45,900,001.

(l) Collateralized by $97,504,400 U.S. Treasury Note, 1.875%, maturing on 6/30/2015 with a value of $102,000,034.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (m)	$—	$1,382,375,592	$—	$1,382,375,592
Repurchase Agreements	—	1,242,966,877	—	1,242,966,877
Total	$—	$2,625,342,469	$—	$2,625,342,469

There have been no transfers between fair value measurement levels during the period ended October 31, 2012.

(m) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2012 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,382,375,592
Repurchase agreements, valued at amortized cost	1,242,966,877
Total investments in securities, valued at amortized cost	2,625,342,469
Receivable for Fund shares sold	187,503
Interest receivable	2,027,247
Due from Advisor	13,716
Other assets	115,538
Total assets	2,627,686,473
Liabilities
Cash overdraft	317,719
Distributions payable	24,218
Accrued management fee	116,680
Accrued Trustees' fees	34,768
Other accrued expenses and payables	284,994
Total liabilities	778,379
Net assets, at value	$2,626,908,094
Net Assets Consist of
Undistributed net investment income	201,502
Accumulated net realized gain (loss)	(445,816)
Paid-in capital	2,627,152,408
Net assets, at value	$2,626,908,094

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2012 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($181,356,325 ÷ 181,371,968 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($22,655,928 ÷ 22,657,882 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($90,633,615 ÷ 90,641,432 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($128,836,564 ÷ 128,847,675 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($1,902,206,645 ÷ 1,902,370,705 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($254,313,620 ÷ 254,335,556 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($46,905,397 ÷ 46,909,442 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2012 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$2,730,612
Expenses: Management fee	967,957
Administration fee	1,516,027
Services to shareholders	792,225
Distribution and service fees	1,393,730
Custodian fee	30,722
Professional fees	66,542
Reports to shareholders	77,402
Registration fees	65,674
Trustees' fees and expenses	82,083
Other	66,641
Total expenses before expense reductions	5,059,003
Expense reductions	(2,701,637)
Total expenses after expense reductions	2,357,366
Net investment income	373,246
Net realized gain (loss) from investments	963
Net increase (decrease) in net assets resulting from operations	$374,209

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Operations: Net investment income	$373,246	$1,255,673
Net realized gain (loss)	963	155,718
Net increase in net assets resulting from operations	374,209	1,411,391
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(10,130)	(24,512)
Davidson Cash Equivalent Shares	(1,187)	(2,348)
Davidson Cash Equivalent Plus Shares	(4,973)	(7,569)
DWS Government & Agency Money Fund	(6,295)	(14,615)
DWS Government Cash Institutional Shares	(333,072)	(1,165,027)
Government Cash Managed Shares	(11,944)	(24,030)
Service Shares	(5,635)	(17,564)
Total distributions	(373,236)	(1,255,665)
Fund share transactions: Proceeds from shares sold	8,920,002,360	33,927,293,511
Reinvestment of distributions	213,514	717,672
Cost of shares redeemed	(9,823,559,819)	(35,969,779,735)
Net increase (decrease) in net assets from Fund share transactions	(903,343,945)	(2,041,768,552)
Increase (decrease) in net assets	(903,342,972)	(2,041,612,826)
Net assets at beginning of period	3,530,251,066	5,571,863,892
Net assets at end of period (including undistributed net investment income of $201,502 and $201,492, respectively)	$2,626,908,094	$3,530,251,066

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Capital Assets Funds Shares
			Years Ended April 30,
	Six Months Ended 10/31/12 (Unaudited)		2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.007		.036
Net realized gain (loss)	.000	***	.000	***	(.000	)***	.000	***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.007		.036
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.007)		(.036)
Net realized gain	—		—		—		(.000	)***	—		—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.007)		(.036)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.02		.75		3.67
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	181		237		284		304		280		199
Ratio of expenses before expense reductions (%)	1.02	*	1.01		1.01		1.03		1.03		1.03
Ratio of expenses after expense reductions (%)	.17	*	.11		.22		.30		.92		1.01
Ratio of net investment income (%)	.01	*	.01		.01		.01		.60	b	3.44
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2012 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 98.7%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.26%*, 12/1/2027, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
Alaska 0.9%
Anchorage, AK, 0.23%, 4/4/2013	17,000,000	17,000,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.23%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 8.6%
California, BB&T Municipal Trust, Public Financing Authority, Series 2011, 144A, 0.23%*, 9/1/2022, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	1,200,000	1,200,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.22%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	9,500,000	9,500,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.39%**, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, RBC Municipal Products, Inc. Trust:
Series E-21, 144A, 0.25%*, Mandatory Put 1/2/2013 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	25,000,000	25,000,000
Series E-24, 144A, 0.25%*, Mandatory Put 12/3/2012 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	11,545,000	11,545,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.29%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	17,800,000	17,800,000
Series 2681, 144A, AMT, 0.37%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	12,250,000	12,250,000
California, Wells Fargo Stage Trust, Series 31C, 144A, AMT, 0.26%*, Mandatory Put 2/14/2013 @ 100, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,995,000	5,995,000
Covina, CA, Redevelopment Agency, Multi-Family Housing Revenue, ShadowHills Apartments, Inc., Series A, 0.21%*, 12/1/2015, LIQ: Fannie Mae	9,525,000	9,525,000
Los Angeles County, CA, General Obligation:
Series A, 2.0%, 2/28/2013	37,000,000	37,217,592
Series B, 2.0%, 3/29/2013	20,000,000	20,146,904
San Diego County, CA, School District Note Participations, Series A, 2.0%, 6/28/2013	10,000,000	10,119,566
		165,299,062
Colorado 0.6%
Colorado, State Educational & Cultural Facilities Authority Revenue, Southeastern California Projects, 0.23%*, 6/1/2038, LOC: Bank of America NA	12,000,000	12,000,000
Delaware 0.7%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.3%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	8,430,000	8,430,000
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.21%*, 5/1/2036, LOC: PNC Bank NA	4,885,000	4,885,000
		13,315,000
District of Columbia 1.4%
District of Columbia, Metropolitan Airport Authority, Airport Systems Revenue, 0.21%*, 10/1/2039, LOC: Barclays Bank PLC	12,120,000	12,120,000
District of Columbia, Wells Fargo Stage Trust, Series 57C, 144A, AMT, 0.32%*, 10/1/2032, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	13,965,000	13,965,000
		26,085,000
Florida 3.3%
Florida, BB&T Municipal Trust, Series 1010, 144A, 0.25%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,380,000	6,380,000
Florida, State Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.21%*, 7/1/2038, LOC: Northern Trust Co.	12,600,000	12,600,000
Florida, Wells Fargo Stage Trust, Series 35C, 144A, AMT, 0.27%*, 10/1/2026, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	17,720,000	17,720,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.21%*, 10/1/2027, LOC: Northern Trust Co.	19,600,000	19,600,000
Palm Beach County, FL, Benjamin Private School Project Revenue, 0.21%*, 7/1/2025, LOC: Northern Trust Co.	6,115,000	6,115,000
		62,415,000
Georgia 5.2%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 144A, 0.25%*, 5/1/2022	7,155,000	7,155,000
Fulton County, GA, General Obligation, 1.0%, 12/28/2012	70,000,000	70,091,498
Georgia, Municipal Electric Authority, Project No. 1, Series B, 0.19%*, 1/1/2048, LOC: Bank of Tokyo-Mitsubishi UFJ	15,000,000	15,000,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.22%*, 10/1/2031, LOC: Branch Banking & Trust	8,335,000	8,335,000
		100,581,498
Hawaii 1.0%
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, 144A, AMT, 0.26%*, 3/1/2037, GTY: Wells Fargo & Co., INS: FGIC, LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Idaho 2.5%
Idaho, State General Obligation, 2.0%, 6/28/2013	47,000,000	47,552,626
Illinois 10.3%
Channahon, IL, Morris Hospital Revenue, Series A, 0.22%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.23%*, 2/1/2035, LOC: Harris Trust & Savings Bank	5,955,000	5,955,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.3%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	24,785,000	24,785,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.24%*, Mandatory Put 5/2/2013 @ 100, 7/1/2036	18,000,000	18,000,000
Illinois, Educational Facilities Authority Revenues:
0.18%, 12/6/2012	20,000,000	20,000,000
0.19%, 1/2/2013	20,000,000	20,000,000
0.19%, 1/7/2013	30,000,000	30,000,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.21%*, 4/1/2033, LOC: Northern Trust Co.	4,100,000	4,100,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series E, 0.23%*, 2/15/2033, LOC: JPMorgan Chase Bank NA	17,100,000	17,100,000
Illinois, State Finance Authority Revenue, Resurrection Health, Series C, 0.22%*, 5/15/2035, LOC: Barclays Bank PLC	5,000,000	5,000,000
Illinois, State Finance Authority Revenue, University of Chicago Medical Center, Series A, 0.26%*, 8/1/2044, LOC: Bank of America NA	1,700,000	1,700,000
Illinois, Wells Fargo Stage Trust, Series 27C, 144A, 0.27%*, 8/1/2025, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA,	38,605,000	38,605,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, 144A, AMT, 0.29%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
		198,525,000
Indiana 0.9%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.25%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,610,000	7,610,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.19%*, 3/1/2033, LOC: Northern Trust Co.	6,325,000	6,325,000
Indiana, State Municipal Power Agency, Series A, 0.21%*, 1/1/2018, LOC: Citibank NA	3,800,000	3,800,000
		17,735,000
Iowa 1.0%
Iowa, State Finance Authority, Wellness Facilities Revenue, Marshalltown Community Project, 0.21%*, 1/1/2031, LOC: Northern Trust Company	5,000,000	5,000,000
Iowa, Wells Fargo Stage Trust, Series 24C, 144A, 0.22%*, 6/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	15,125,000	15,125,000
		20,125,000
Kansas 1.7%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.28%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.5%, 7/1/2013	11,280,000	11,377,025
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.27%*, 9/1/2032, LOC: Bank of America NA	17,155,000	17,155,000
		32,182,025
Kentucky 2.3%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.31%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.31%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.31%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue:
Series I, AMT, 0.25%*, 1/1/2032, SPA: State Street Bank & Trust Co.	4,750,000	4,750,000
Series H, AMT, 0.25%*, 7/1/2036, SPA: State Street Bank & Trust Co.	4,385,000	4,385,000
		44,230,000
Maryland 2.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.26%*, 1/1/2029, LOC: Bank of America NA	14,990,000	14,990,000
Montgomery County, MD, 0.19%, 11/15/2012	23,450,000	23,450,000
		38,440,000
Massachusetts 3.0%
Massachusetts, General Obligation, Series A, 0.59%**, 2/1/2013	11,500,000	11,505,055
Massachusetts, JPMorgan Chase Putters/Drivers Trust, Series 4248, 144A, 0.19%*, 2/1/2013, LIQ: JPMorgan Chase & Co.	9,770,000	9,770,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.2%*, 4/1/2038, LOC: TD BankNorth NA	5,260,000	5,260,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.22%*, 10/1/2030, LOC: RBS Citizens NA	25,390,000	25,390,000
Massachusetts, State General Obligation, Series A, 0.24%*, 3/1/2026, SPA: Wells Fargo Bank NA	6,500,000	6,500,000
		58,425,055
Michigan 7.2%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-23, 144A, AMT, 0.28%*, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,900,000	40,900,000
Series L-27, AMT, 144A, 0.28%*, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series A, 2.0%, 7/1/2013	11,100,000	11,233,728
Michigan, State Higher Education Facilities Authority, Limited Obligation, Hope College, Series B, 0.22%*, 4/1/2032, LOC: PNC Bank NA	2,100,000	2,100,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.3%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.3%**, 11/15/2049	8,660,000	8,660,000
Series F-8, 0.3%**, 11/15/2049	7,100,000	7,100,000
Michigan, State Strategic Fund Ltd., Obligation Revenue, Consumers Energy Co., 0.23%*, 4/15/2018, LOC: JPMorgan Chase Bank NA	17,000,000	17,000,000
		138,193,728
Minnesota 1.4%
Cohasset, MN, Power & Light Co. Project, Series B, 0.27%*, 6/1/2013, LOC: JPMorgan Chase Bank NA	1,375,000	1,375,000
Cohasset, MN, State Power & Light Co. Project, Series A, 0.26%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
		26,005,000
Mississippi 1.0%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.35%*, 12/1/2047, LOC: Wachovia Bank NA	9,255,000	9,255,000
Series A, AMT, 144A, 0.53%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
		18,755,000
Missouri 2.3%
Missouri, State Health & Educational Facilities, 0.19%, 1/9/2013	23,350,000	23,350,000
North Kansas City, MO, State Hospital Revenue, 0.27%*, 11/1/2033, LOC: Bank of America NA	20,660,000	20,660,000
		44,010,000
Nevada 1.3%
Clark County, NV, Airport Revenue, Series D-2B, 0.2%*, 7/1/2040, LOC: Royal Bank of Canada	25,000,000	25,000,000
New Hampshire 0.1%
New Hampshire, State Health & Education Facilities Authority Revenue, Frisbie Memorial Hospital, 0.27%*, 10/1/2013, LOC: TD Bank NA	1,395,000	1,395,000
New Mexico 0.5%
New Mexico, Eclipse Funding Trust Various States, Solar Eclipse, State Finance Authority Revenue, Series 2006-0034, 144A, 0.21%*, 12/15/2013, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,215,000	10,215,000
New York 2.1%
Bethlehem, NY, Industrial Development Agency Revenue, 467 Delaware Avenue LLC Project, Series A, AMT, 0.24%*, 9/1/2033, LOC: Hudson River Bank & Trust Co.	740,000	740,000
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	13,500,000	13,500,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.23%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,600,000	1,600,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.23%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	3,190,000	3,190,000
New York, Barclays Capital Municipal Trust Receipts, Series 6W, 144A, 0.21%*, 3/15/2037, LIQ: Barclays Bank PLC	5,400,000	5,400,000
New York, NY, General Obligation, Series A-4, 0.22%, 10/1/2041, LOC: Sumitomo Bank Ltd	10,000,000	10,000,000
		39,430,000
North Carolina 1.9%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.3%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,695,000	5,695,000
Series 1009, 144A, 0.3%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	15,975,000	15,975,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.21%*, 10/1/2034, LOC: Branch Banking & Trust	5,420,000	5,420,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.22%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, Series A, 0.21%*, 4/1/2029, LOC: Branch Banking & Trust	4,835,000	4,835,000
		36,035,000
Ohio 2.1%
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.49%, 12/1/2041, GTY: Bank of America NA, INS: AMBAC, LIQ: Bank of America NA	30,000,000	30,000,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority, Series C, 144A, 0.35%*, 6/1/2048, LOC: Wachovia Bank NA	9,705,000	9,705,000
		39,705,000
Other 6.5%
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.41%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	9,300,000	9,300,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.29%*, 3/1/2041, LIQ: JPMorgan Chase Bank NA	35,600,000	35,600,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.33%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		125,000,000
Pennsylvania 6.4%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.22%*, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Montgomery County, PA, Redevelopment Authority, Forge Gate Apartments Project, Series A, 0.21%*, 8/15/2031, LIQ: Fannie Mae	1,510,000	1,510,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.23%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	34,000,000	34,000,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series C, 0.2%, 7/1/2024, LOC: PNC Bank NA	43,400,000	43,400,000
Pennsylvania, Wells Fargo Stage Trust Various States, Series 65C, 144A, 0.22%*, 2/15/2042, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	25,330,000	25,330,000
University of Pittsburgh, PA, The Commonwealth Systems of Higher Education, Pittsburgh Assessment Notes, 2.0%, 7/2/2013	17,000,000	17,202,258
		123,442,258
South Carolina 1.1%
Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Prerefunded 12/1/2012 @ 101, 5.5%, 12/1/2028	20,560,000	20,854,084
Tennessee 6.4%
Nashville & Davidson County, TN, Metropolitan Government:
0.19%, 2/20/2013	10,000,000	10,000,000
0.2%, 2/5/2013	17,000,000	16,999,109
0.22%, 11/30/2012	50,000,000	50,000,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, Multi-Family Housing Revenue, Weatherly Ridge Apartments, Series A, AMT, 0.24%*, 12/1/2041, LOC: U.S. Bank NA	3,000,000	3,000,000
Tennessee, Henderson Industrial Development Board Revenue, Arvin Sango Project, Inc., AMT, 0.25%*, 2/1/2042, LOC: Bank of Tokyo-Mitsubishi UFJ	5,000,000	5,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.25%*, 5/1/2016, LOC: BNP Paribas	38,800,000	38,800,000
		123,799,109
Texas 7.7%
Harris County, TX, 0.16%, 11/8/2012	33,000,000	33,000,000
North Texas, Tollway Authority:
0.22%, 12/12/2012	14,400,000	14,400,000
0.22%, 12/13/2012	8,000,000	8,000,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.35%*, 12/1/2047, LOC: Wachovia Bank NA	12,065,000	12,065,000
Texas, A&M University Revenues, 0.17%, 11/7/2012	25,000,000	25,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	45,000,000	45,848,548
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.25%*, 1/1/2051, LOC: Bank of America NA	9,900,000	9,900,000
		148,213,548
Virginia 1.5%
Arlington County, VA, Industrial Development Authority, Multi-Family Revenue, Westover Apartments, Series A, AMT, 0.25%*, 8/1/2047, LIQ: Freddie Mac	3,000,000	3,000,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, "A", Series M024, AMT, 0.26%*, 7/15/2050, LIQ: Freddie Mac	17,475,000	17,475,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.26%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,605,000	8,605,000
		29,080,000
Washington 1.5%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.26%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.22%*, 5/1/2028, LOC: U.S. Bank NA	8,170,000	8,170,000
		28,170,000
Wisconsin 1.4%
Wisconsin, Milwaukee Redevelopment Authority, Redevelopment Lease Revenue, Kenilworth Project, 0.21%*, 9/1/2040, LOC: U.S. Bank NA	4,230,000	4,230,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series A, 0.25%*, 8/1/2030, LOC: U.S. Bank NA	23,500,000	23,500,000
		27,730,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,896,427,993)†	98.7	1,896,427,993
Other Assets and Liabilities, Net	1.3	25,414,482
Net Assets	100.0	1,921,842,475

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2012.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2012.

† The cost for federal income tax purposes was $1,896,427,993.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,896,427,993	$—	$1,896,427,993
Total	$—	$1,896,427,993	$—	$1,896,427,993

There have been no transfers between fair value measurement levels during the period ended October 31, 2012.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2012 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,896,427,993
Cash	4,311,145
Receivable for investments sold	23,701,345
Receivable for Fund shares sold	428,171
Interest receivable	2,529,152
Due from Advisor	9,143
Other assets	139,091
Total assets	1,927,546,040
Liabilities
Payable for investments purchased	5,000,772
Payable for Fund shares redeemed	210,011
Distributions payable	13,704
Accrued management fee	134,548
Accrued Trustees' fees	14,970
Other accrued expenses and payables	329,560
Total liabilities	5,703,565
Net assets, at value	$1,921,842,475
Net Assets Consist of
Undistributed net investment income	481,672
Accumulated net realized gain (loss)	118,948
Paid-in capital	1,921,241,855
Net assets, at value	$1,921,842,475

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2012 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($12,545,574 ÷ 12,540,353 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($62,949,139 ÷ 62,922,925 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share (937,666,313 ÷ 937,276,277 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($287,102,157 ÷ 286,982,551 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($103,812,085 ÷ 103,768,881 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($46,691,329 ÷ 46,671,900 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($155,950,470 ÷ 155,885,579 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($315,125,408 ÷ 314,994,313 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2012 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$2,305,789
Expenses: Management fee	664,254
Administration fee	1,039,226
Services to shareholders	598,671
Distribution and service fees	1,071,491
Custodian fee	15,029
Professional fees	59,609
Reports to shareholders	84,360
Registration fees	69,922
Trustees' fees and expenses	46,558
Other	50,176
Total expenses before expense reductions	3,699,296
Expense reductions	(1,582,932)
Total expenses after expense reductions	2,116,364
Net investment income	189,425
Net realized gain (loss) from investments	118,948
Net increase (decrease) in net assets resulting from operations	$308,373

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Operations: Net investment income	$189,425	$659,723
Net realized gain (loss)	118,948	21,137
Net increase in net assets resulting from operations	308,373	680,860
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(661)	(2,580)
Davidson Cash Equivalent Shares	(3,062)	(13,672)
DWS Tax-Exempt Cash Institutional Shares	(134,326)	(598,543)
DWS Tax-Exempt Money Fund	(18,691)	(115,000)
DWS Tax-Free Money Fund Class S	(5,185)	(28,531)
Service Shares	(3,957)	(16,307)
Tax-Exempt Cash Managed Shares	(7,448)	(35,814)
Tax-Free Investment Class	(16,086)	(64,866)
Total distributions	(189,416)	(875,313)
Fund share transactions: Proceeds from shares sold	1,568,395,381	5,483,352,307
Reinvestment of distributions	105,495	544,506
Cost of shares redeemed	(1,807,499,923)	(5,984,187,987)
Net increase (decrease) in net assets from Fund share transactions	(238,999,047)	(500,291,174)
Increase (decrease) in net assets	(238,880,090)	(500,485,627)
Net assets at beginning of period	2,160,722,565	2,661,208,192
Net assets at end of period (including undistributed net investment income of $481,672 and $481,663, respectively)	$1,921,842,475	$2,160,722,565

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Capital Assets Funds Shares
			Years Ended April 30,
	Six Months Ended 10/31/12 (Unaudited)		2012		2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.008	.024
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000 ***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.008	.024
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.008)	(.024)
Net realized gain	—		—		—		(.000	)***	—	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.008)	(.024)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.01	**	.02		.01		.01		.83	2.38
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13		12		11		18		26	17
Ratio of expenses before expense reductions (%)	1.03	*	1.02		1.02		1.03		1.03	1.02
Ratio of expenses after expense reductions (%)	.21	*	.22		.35		.46		.96	1.00
Ratio of net investment income (%)	.01	*	.01		.01		.01		.82	2.32
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a "Fund" and together, the "Funds").

Money Market Portfolio offers six classes of shares: Capital Assets Funds Shares, Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Premium Reserve Money Market Shares and Service Shares.

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Capital Assets Funds Shares and Capital Assets Funds Preferred Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

New Accounting Pronouncement. In December 2011, Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities, was issued and is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the Fund's financial statements.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2012, DWS Money Market Portfolio had net tax basis capital loss carryforwards of approximately $23,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($23,000) and long-term losses ($0).

At April 30, 2012, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $438,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

In addition, from November 1, 2011 through April 30, 2012, DWS Government & Agency Securities Portfolio elects to defer qualified late year losses of approximately $8,800 of net realized short-term capital losses and treat them as arising in the fiscal year ending April 30, 2013.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2012 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement for Money Market Portfolio. Under an Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Money Market Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement to the Money Market Portfolio.

The Money Market Portfolio pays a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to Money Market Portfolio based on its relative net assets, computed and accrued daily and payable monthly, at 1/12 of the following annual rates:
First $500 million of the Funds' combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

For the period from May 1, 2012 through October 31, 2012, the Advisor has agreed to voluntarily waive its fees and/or reimburse certain operating expenses of the Capital Assets Funds Preferred Shares of the Money Market Portfolio to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.60%.

The Advisor and Penson Financial Services, Inc., the sole sub-distributor, have agreed to voluntarily waive additional expenses. These voluntary waivers may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Capital Assets Funds Shares and Capital Assets Funds Preferred Shares of Money Market Portfolio.

For the six months ended October 31, 2012, the Fund incurred a management fee equivalent to the following annualized effective rate of the Fund's average daily net assets:
Fund	Annualized Effective Rate
Money Market Portfolio	.16%

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Management Agreement for Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Under an Amended and Restated Investment Management Agreement with the Advisor, the Advisor directs the investments of Government & Agency Securities Portfolio and Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The Government & Agency Securities Portfolio and Tax-Exempt Portfolio pay a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

For the period from May 1, 2012 through October 31, 2012, the Advisor has agreed to voluntarily waive its fees and/or reimburse certain operating expenses of the Capital Assets Funds Shares of the Tax-Exempt Portfolio to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.03%.

In addition, the Advisor and Penson Financial Services, Inc., the sole sub-distributor, have agreed to voluntarily waive additional expenses. These voluntary waivers may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Capital Assets Funds Shares of Government & Agency Securities Portfolio and Tax-Exempt Portfolio.

Accordingly, for the six months ended October 31, 2012, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $967,957, of which $642,113 was waived, resulting in an annualized effective rate of 0.02% of the Fund's average daily net assets.

Accordingly, for the six months ended October 31, 2012, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $664,254, of which $29,963 was waived, resulting in an annualized effective rate of 0.06% of the Fund's average daily net assets.

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2012, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:
Fund	Administration Fee	Unpaid at October 31, 2012
Government & Agency Securities Portfolio	$1,516,027	$227,685
Tax-Exempt Portfolio	$1,039,226	$168,188

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended October 31, 2012, the amounts charged to the Funds by DISC were as follows:
Money Market Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2012
Capital Assets Funds Shares	$879,864	$571,018	$92,206
Capital Assets Funds Preferred Shares	1,470	900	152
Davidson Cash Equivalent Shares	12,028	7,500	867
Davidson Cash Equivalent Plus Shares	932	577	98
Premium Reserve Money Market Shares	37,889	13,506	6,288
Service Shares	1,263,637	771,029	145,933
	$2,195,820	$1,364,530	$245,544

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2012
Capital Assets Funds Shares	$253,201	$232,428	$18,200
Davidson Cash Equivalent Shares	29,670	27,124	668
Davidson Cash Equivalent Plus Shares	99,350	88,351	5,590
DWS Government & Agency Money Fund	59,021	45,830	9,291
DWS Government Cash Institutional Shares	72,471	72,471	—
Government Cash Managed Shares	95,654	70,220	12,415
Service Shares	140,892	129,370	2,263
	$750,259	$665,794	$48,427

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2012
Capital Assets Funds Shares	$16,512	$15,545	$—
Davidson Cash Equivalent Shares	45,986	41,276	1,494
DWS Tax-Exempt Cash Institutional Shares	77,807	77,807	—
DWS Tax-Exempt Money Fund	49,504	32,385	6,767
DWS Tax-Free Money Fund Class S	33,921	25,739	3,121
Service Shares	98,980	93,237	5,371
Tax-Exempt Cash Managed Shares	52,166	40,021	1,974
Tax-Free Investment Class	179,806	155,468	—
	$554,682	$481,478	$18,727

Pursuant to a fund accounting agreement between DIMA and Money Market Portfolio, DIMA is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of Money Market Portfolio. DIMA has delegated certain fund accounting and record-keeping services to State Street Bank and Trust Company. The costs and expenses of such delegation are paid by DIMA. Money Market Portfolio paid no fee to DIMA for fund accounting and record-keeping services provided under the fund accounting agreement during the period.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2012, the Distribution Fee was as follows:
Money Market Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$1,161,421	$1,161,421	.00%	.33%
Capital Assets Funds Preferred Shares	1,960	1,960	.00%	.20%
Davidson Cash Equivalent Shares	13,889	13,889	.00%	.30%
Davidson Cash Equivalent Plus Shares	907	907	.00%	.25%
Service Shares	3,032,729	3,032,729	.00%	.60%
	$4,210,906	$4,210,906

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$334,225	$334,225	.00%	.33%
Davidson Cash Equivalent Shares	35,605	35,605	.00%	.30%
Davidson Cash Equivalent Plus Shares	124,187	124,187	.00%	.25%
Service Shares	338,141	338,141	.00%	.60%
	$832,158	$832,158

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$21,796	$21,796	.00%	.33%
Davidson Cash Equivalent Shares	91,972	91,972	.00%	.30%
Service Shares	237,553	237,553	.00%	.60%
Tax-Free Investment Class	402,524	402,524	.00%	.25%
	$753,845	$753,845

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2012, the Service Fee was as follows:
Money Market Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$879,864	$879,864	.00%	.25%
Capital Assets Funds Preferred Shares	980	980	.00%	.10%
Davidson Cash Equivalent Shares	11,574	11,574	.00%	.25%
Davidson Cash Equivalent Plus Shares	726	726	.00%	.20%
Premium Reserve Money Market Shares	61,805	61,805	.00%	.25%
	$954,949	$954,949

Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$253,200	$253,200	.00%	.25%
Davidson Cash Equivalent Shares	29,670	29,670	.00%	.25%
Davidson Cash Equivalent Plus Shares	99,350	99,350	.00%	.20%
Government Cash Managed Shares	179,352	179,352	.00%	.15%
	$561,572	$561,572

Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$16,512	$16,512	.00%	.25%
Davidson Cash Equivalent Shares	76,643	76,643	.00%	.25%
Tax-Exempt Cash Managed Shares	111,784	111,784	.00%	.15%
Tax-Free Investment Class	112,707	112,707	.00%	.07%
	$317,646	$317,646

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended October 31, 2012, the amounts charged to the Funds by DIMA included in the Statement of Operations under "reports to shareholders" were as follows:
Fund	Total Aggregated	Unpaid at October 31, 2012
Money Market Portfolio	$22,022	$8,464
Government & Agency Securities Portfolio	$28,643	$10,618
Tax-Exempt Portfolio	$43,119	$18,820

Trustees' Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

3. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At October 31, 2012, two shareholder accounts held approximately 15% and 10% of the outstanding shares of the Government & Agency Securities Portfolio and two shareholder accounts held approximately 17% and 12% of the outstanding shares of the Tax-Exempt Portfolio.

4. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2012.

5. Share Transactions

The following table summarizes share and dollar activity in the Funds:

Money Market Portfolio
	Six Months Ended October 31, 2012		Year Ended April 30, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	334,826,910	$334,826,910	740,327,726	$740,327,726
Capital Assets Funds Preferred Shares	9,082,565	9,082,565	15,237,717	15,237,717
Davidson Cash Equivalent Shares	2,635,210	2,635,210	5,888,909	5,888,909
Davidson Cash Equivalent Plus Shares	296,184	296,184	303,684	303,684
Premium Reserve Money Market Shares	43,354,516	43,354,516	90,937,663	90,937,663
Service Shares	445,875,997	445,875,997	1,342,380,700	1,342,380,700
		$836,071,382		$2,195,076,399
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	70,362	$70,362	151,503	$151,503
Capital Assets Funds Preferred Shares	490	490	1,677	1,677
Davidson Cash Equivalent Shares	463	463	1,136	1,136
Davidson Cash Equivalent Plus Shares	36	36	101	101
Premium Reserve Money Market Shares	1,654	1,654	3,793	3,793
Service Shares	50,360	50,360	125,945	125,945
		$123,365		$284,155
Shares redeemed
Capital Assets Funds Shares	(370,013,215)	$(370,013,215)	(852,717,812)	$(852,717,812)
Capital Assets Funds Preferred Shares	(8,484,604)	(8,484,604)	(17,403,287)	(17,403,287)
Davidson Cash Equivalent Shares	(2,741,705)	(2,741,705)	(9,655,583)	(9,655,583)
Davidson Cash Equivalent Plus Shares	(275,797)	(275,797)	(906,966)	(906,966)
Premium Reserve Money Market Shares	(51,051,066)	(51,051,066)	(98,084,584)	(98,084,584)
Service Shares	(456,557,644)	(456,557,644)	(2,009,039,110)	(2,009,039,110)
		$(889,124,031)		$(2,987,807,342)
Net increase (decrease)
Capital Assets Funds Shares	(35,115,943)	$(35,115,943)	(112,238,583)	$(112,238,583)
Capital Assets Funds Preferred Shares	598,451	598,451	(2,163,893)	(2,163,893)
Davidson Cash Equivalent Shares	(106,032)	(106,032)	(3,765,538)	(3,765,538)
Davidson Cash Equivalent Plus Shares	20,423	20,423	(603,181)	(603,181)
Premium Reserve Money Market Shares	(7,694,896)	(7,694,896)	(7,143,128)	(7,143,128)
Service Shares	(10,631,287)	(10,631,287)	(666,532,465)	(666,532,465)
		$(52,929,284)		$(792,446,788)

Government & Agency Securities Portfolio
	Six Months Ended October 31, 2012		Year Ended April 30, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	76,249,151	$76,249,151	447,922,936	$447,922,936
Davidson Cash Equivalent Shares	11,127,529	11,127,529	41,768,083	41,768,083
Davidson Cash Equivalent Plus Shares	86,197,821	86,197,821	213,635,877	213,635,877
DWS Government & Agency Money Fund	19,646,675	19,646,675	61,520,170	61,520,170
DWS Government Cash Institutional Shares	7,333,402,740	7,333,402,740	30,092,618,931	30,092,618,931
Government Cash Managed Shares	1,289,952,348	1,289,952,348	2,673,520,482	2,673,520,482
Service Shares	103,426,096	103,426,096	396,307,032	396,307,032
		$8,920,002,360		$33,927,293,511
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	10,130	$10,130	24,434	$24,434
Davidson Cash Equivalent Shares	1,187	1,187	2,343	2,343
Davidson Cash Equivalent Plus Shares	4,973	4,973	7,560	7,560
DWS Government & Agency Money Fund	6,178	6,178	13,959	13,959
DWS Government Cash Institutional Shares	181,743	181,743	644,365	644,365
Government Cash Managed Shares	3,932	3,932	7,755	7,755
Service Shares	5,371	5,371	17,256	17,256
		$213,514		$717,672
Shares redeemed
Capital Assets Funds Shares	(131,479,795)	$(131,479,795)	(495,723,357)	$(495,723,357)
Davidson Cash Equivalent Shares	(13,284,209)	(13,284,209)	(36,015,591)	(36,015,591)
Davidson Cash Equivalent Plus Shares	(89,068,583)	(89,068,583)	(153,400,457)	(153,400,457)
DWS Government & Agency Money Fund	(30,311,544)	(30,311,544)	(92,132,646)	(92,132,646)
DWS Government Cash Institutional Shares	(8,143,893,557)	(8,143,893,557)	(32,152,791,854)	(32,152,791,854)
Government Cash Managed Shares	(1,251,029,035)	(1,251,029,035)	(2,637,952,274)	(2,637,952,274)
Service Shares	(164,493,096)	(164,493,096)	(401,763,556)	(401,763,556)
		$(9,823,559,819)		$(35,969,779,735)
Net increase (decrease)
Capital Assets Funds Shares	(55,220,514)	$(55,220,514)	(47,775,987)	$(47,775,987)
Davidson Cash Equivalent Shares	(2,155,493)	(2,155,493)	5,754,835	5,754,835
Davidson Cash Equivalent Plus Shares	(2,865,789)	(2,865,789)	60,242,980	60,242,980
DWS Government & Agency Money Fund	(10,658,691)	(10,658,691)	(30,598,517)	(30,598,517)
DWS Government Cash Institutional Shares	(810,309,074)	(810,309,074)	(2,059,528,558)	(2,059,528,558)
Government Cash Managed Shares	38,927,245	38,927,245	35,575,963	35,575,963
Service Shares	(61,061,629)	(61,061,629)	(5,439,268)	(5,439,268)
		$(903,343,945)		$(2,041,768,552)

Tax-Exempt Portfolio
	Six Months Ended October 31, 2012		Year Ended April 30, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	17,761,701	$17,761,701	32,054,021	$32,054,021
Davidson Cash Equivalent Shares	46,085,833	46,085,833	121,475,389	121,475,389
DWS Tax-Exempt Cash Institutional Shares	997,937,877	997,937,877	4,080,690,854	4,080,690,854
DWS Tax-Exempt Money Fund	142,463,667	142,463,667	325,873,832	325,873,832
DWS Tax-Free Money Fund Class S	13,446,810	13,446,810	31,868,351	31,868,351
Service Shares	78,277,921	78,277,921	173,964,295	173,964,295
Tax-Exempt Cash Managed Shares	108,404,501	108,404,501	387,004,796	387,004,796
Tax-Free Investment Class	164,017,071	164,017,071	330,420,769	330,420,769
		$1,568,395,381		$5,483,352,307
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	661	$661	2,578	$2,578
Davidson Cash Equivalent Shares	3,062	3,062	13,652	13,652
DWS Tax-Exempt Cash Institutional Shares	58,425	58,425	307,257	307,257
DWS Tax-Exempt Money Fund	18,091	18,091	112,297	112,297
DWS Tax-Free Money Fund Class S	4,983	4,983	27,195	27,195
Service Shares	3,835	3,835	16,265	16,265
Tax-Exempt Cash Managed Shares	528	528	1,546	1,546
Tax-Free Investment Class	15,910	15,910	63,716	63,716
		$105,495		$544,506
Shares redeemed
Capital Assets Funds Shares	(16,819,396)	$(16,819,396)	(31,054,695)	$(31,054,695)
Davidson Cash Equivalent Shares	(44,670,477)	(44,670,477)	(135,004,695)	(135,004,695)
DWS Tax-Exempt Cash Institutional Shares	(1,166,273,612)	(1,166,273,612)	(4,467,264,493)	(4,467,264,493)
DWS Tax-Exempt Money Fund	(168,200,682)	(168,200,682)	(379,194,651)	(379,194,651)
DWS Tax-Free Money Fund Class S	(19,622,754)	(19,622,754)	(46,678,340)	(46,678,340)
Service Shares	(109,637,257)	(109,637,257)	(177,914,611)	(177,914,611)
Tax-Exempt Cash Managed Shares	(118,896,356)	(118,896,356)	(348,035,830)	(348,035,830)
Tax-Free Investment Class	(163,379,389)	(163,379,389)	(399,040,672)	(399,040,672)
		$(1,807,499,923)		$(5,984,187,987)
Net increase (decrease)
Capital Assets Funds Shares	942,966	$942,966	1,001,904	$1,001,904
Davidson Cash Equivalent Shares	1,418,418	1,418,418	(13,515,654)	(13,515,654)
DWS Tax-Exempt Cash Institutional Shares	(168,277,310)	(168,277,310)	(386,266,382)	(386,266,382)
DWS Tax-Exempt Money Fund	(25,718,924)	(25,718,924)	(53,208,522)	(53,208,522)
DWS Tax-Free Money Fund Class S	(6,170,961)	(6,170,961)	(14,782,794)	(14,782,794)
Service Shares	(31,355,501)	(31,355,501)	(3,934,051)	(3,934,051)
Tax-Exempt Cash Managed Shares	(10,491,327)	(10,491,327)	38,970,512	38,970,512
Tax-Free Investment Class	653,592	653,592	(68,556,187)	(68,556,187)
		$(238,999,047)		$(500,291,174)

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Funds limited these expenses; had they not done so, expenses would have been higher for the Capital Assets Funds Shares and the Capital Assets Funds Preferred Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2012 to October 31, 2012).

The tables illustrate each Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Capital Assets Funds Shares Expenses and Value of a $1,000 Investment for the six months ended October 31, 2012 (Unaudited)
Actual Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 5/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,000.10	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$1.51	$.86	$1.06
Hypothetical 5% Fund Return
Beginning Account Value 5/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,023.69	$1,024.35	$1,024.15
Expenses Paid per $1,000*	$1.53	$.87	$1.07
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Capital Assets Funds Shares	.30%	.17%	.21%
For more information, please refer to each Fund's prospectus.

Capital Assets Funds Preferred Shares Expenses and Value of a $1,000 Investment for the six months ended October 31, 2012 (Unaudited)
Actual Fund Return	Money Market Portfolio
Beginning Account Value 5/1/12	$1,000.00
Ending Account Value 10/31/12	$1,000.25
Expenses Paid per $1,000*	$1.36
Hypothetical 5% Fund Return
Beginning Account Value 5/1/12	$1,000.00
Ending Account Value 10/31/12	$1,023.84
Expenses Paid per $1,000*	$1.38
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Money Market Portfolio
Capital Assets Funds Preferred Shares	.27%
For more information, please refer to the Fund's prospectus.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In November 2012, the Financial Stability Oversight Committee (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, proposed recommendations for money market fund reform. If the SEC were to adopt one or more of the FSOC proposed recommendations in the future, or if FSOC were to take other steps to establish similar regulations of money market funds in the future, such regulatory action may affect the Fund's operations and/or return potential.

Investment Management Agreement Approval

Money Market Portfolio

The Board of Trustees approved the renewal of Money Market Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2012.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2012, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DWS of lower expense caps for the coming year than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank ("DB"), DWS's parent company, announced that DB's new management team had concluded the strategic review of its global asset management business announced in late 2011 by DB's prior management team, and would combine its Asset Management (of which DWS is a part) and Wealth Management divisions. Prior to approving the investment management agreements, the Independent Trustees were apprised of the expected management and structure of the new combined Asset & Wealth Management division ("AWM") and DWS. DB also advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB and AWM, and that DB would be reinvesting a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into a combined AWM division, including enhancements to its investment capabilities. DB also confirmed its commitment to maintaining strong legal and compliance groups within the combined division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2011, the Fund's gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). Based on Lipper data provided as of December 31, 2011, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Capital Assets Funds Preferred Shares (1st quartile), Davidson Cash Equivalent Shares (2nd quartile), Davidson Cash Equivalent Plus Shares (2nd quartile), Capital Assets Funds Shares (2nd quartile), Premium Reserve Money Market Shares (2nd quartile) and Service Shares (2nd quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DWS. The Board also noted the significant voluntary fee waivers implemented by DWS to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Government & Agency Securities Portfolio

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2012.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2012, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DWS of lower expense caps for the coming year than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank ("DB"), DWS's parent company, announced that DB's new management team had concluded the strategic review of its global asset management business announced in late 2011 by DB's prior management team, and would combine its Asset Management (of which DWS is a part) and Wealth Management divisions. Prior to approving the investment management agreements, the Independent Trustees were apprised of the expected management and structure of the new combined Asset & Wealth Management division ("AWM") and DWS. DB also advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB and AWM, and that DB would be reinvesting a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into a combined AWM division, including enhancements to its investment capabilities. DB also confirmed its commitment to maintaining strong legal and compliance groups within the combined division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2011, the Fund's gross performance (Service Shares) was in the 3rd quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). Based on Lipper data provided as of December 31, 2011, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (1st quartile), Davidson Cash Equivalent Plus Shares (1st quartile), Government Cash Managed Shares (1st quartile), DWS Government & Agency Money Fund shares (1st quartile), Capital Assets Funds Shares (1st quartile), Service Shares (1st quartile), and DWS Government Cash Institutional Shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DWS. The Board also noted the significant voluntary fee waivers implemented by DWS to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Exempt Portfolio

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2012.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2012, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DWS of lower expense caps for the coming year than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank ("DB"), DWS's parent company, announced that DB's new management team had concluded the strategic review of its global asset management business announced in late 2011 by DB's prior management team, and would combine its Asset Management (of which DWS is a part) and Wealth Management divisions. Prior to approving the investment management agreements, the Independent Trustees were apprised of the expected management and structure of the new combined Asset & Wealth Management division ("AWM") and DWS. DB also advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB and AWM, and that DB would be reinvesting a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into a combined AWM division, including enhancements to its investment capabilities. DB also confirmed its commitment to maintaining strong legal and compliance groups within the combined division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2011, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). Based on Lipper data provided as of December 31, 2011, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (1st quartile), Davidson Cash Equivalent Shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), Tax-Free Investment Class shares (1st quartile), Service Shares (1st quartile), DWS Tax-Exempt Cash Institutional Shares (1st quartile), DWS Tax-Free Money Fund Class S shares (1st quartile) and DWS Tax Exempt Money Fund shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DWS. The Board also noted the significant voluntary fee waivers implemented by DWS to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

Notes

Notes

Notes

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SEMIANNUAL REPORT TO SHAREHOLDERS

Davidson Cash Equivalent Shares

Money Market Portfolio

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Davidson Cash Equivalent Plus Shares

Money Market Portfolio

Government & Agency Securities Portfolio

October 31, 2012

Contents
DWS Money Market Portfolio
4 Portfolio Summary
5 Investment Portfolio
15 Statement of Assets and Liabilities
17 Statement of Operations
18 Statement of Changes in Net Assets
19 Financial Highlights
DWS Government & Agency Securities Portfolio
21 Portfolio Summary
22 Investment Portfolio
27 Statement of Assets and Liabilities
29 Statement of Operations
30 Statement of Changes in Net Assets
31 Financial Highlights
DWS Tax-Exempt Portfolio
33 Portfolio Summary
34 Investment Portfolio
44 Statement of Assets and Liabilities
46 Statement of Operations
47 Statement of Changes in Net Assets
48 Financial Highlights
49 Notes to Financial Statements
65 Information About Each Fund's Expenses
68 Other Information
69 Investment Management Agreement Approval
84 Summary of Management Fee Evaluation by Independent Fee Consultant
88 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. See the prospectus for specific details regarding each fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2012 (Unaudited)

Money Market Portfolio
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 10.5%
Banco del Estado de Chile:
0.23%, 12/4/2012	5,000,000	4,999,977
0.25%, 11/9/2012	5,000,000	5,000,000
0.25%, 11/20/2012	12,500,000	12,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.3%, 12/13/2012	10,000,000	10,000,000
0.33%, 12/4/2012	6,000,000	6,000,000
China Construction Bank Corp.:
0.35%, 1/2/2013	5,000,000	5,000,000
0.4%, 11/21/2012	7,000,000	7,000,000
DZ Bank:
0.26%, 1/18/2013	6,000,000	6,000,000
0.35%, 11/26/2012	14,000,000	14,000,000
0.36%, 11/20/2012	10,000,000	10,000,000
Industrial & Commercial Bank of China:
0.28%, 11/21/2012	10,000,000	10,000,000
0.28%, 11/28/2012	5,000,000	5,000,000
0.28%, 12/19/2012	5,000,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp., 0.26%, 1/11/2013	3,000,000	3,000,000
Mizuho Corporate Bank Ltd.:
0.23%, 11/9/2012	9,000,000	9,000,000
0.23%, 11/14/2012	8,000,000	8,000,000
Nordea Bank Finland PLC:
0.24%, 2/5/2013	7,000,000	7,000,000
0.31%, 3/18/2013	3,000,000	3,000,000
Norinchukin Bank:
0.27%, 11/2/2012	7,000,000	7,000,000
0.38%, 11/2/2012	3,000,000	3,000,007
Oversea-Chinese Banking Corp., Ltd., 0.2%, 1/22/2013	5,000,000	5,000,000
Rabobank Nederland NV:
0.28%, 11/26/2012	8,000,000	8,000,000
0.4%, 12/14/2012	12,000,000	12,000,429
0.5%, 3/15/2013	12,000,000	12,000,000
Toronto-Dominion Bank, 0.3%, 4/22/2013	5,000,000	5,000,953
Total Certificates of Deposit and Bank Notes (Cost $182,501,366)		182,501,366

Collateralized Mortgage Obligation 0.3%
The Superannuation Members Home Loan Programme, "A1", Series 2012-1, 0.611%*, 3/20/2013 (Cost $5,000,000)	5,000,000	5,000,000
Commercial Paper 38.0%
Issued at Discount** 34.4%
Alpine Securitzation, 144A, 0.205%, 12/17/2012	8,000,000	7,997,904
Antalis U.S. Funding Corp.:
144A, 0.38%, 11/1/2012	6,000,000	6,000,000
144A, 0.4%, 11/1/2012	5,000,000	5,000,000
ANZ National International Ltd., 0.27%, 1/30/2013	3,000,000	2,997,975
Apache Corp., 0.45%, 11/8/2012	977,000	976,915
Autobahn Funding Co., LLC, 144A, 0.31%, 1/7/2013	7,000,000	6,996,092
Barclays Bank PLC, 0.19%, 11/1/2012	10,000,000	10,000,000
Barton Capital LLC, 144A, 0.26%, 11/14/2012	3,000,000	2,999,718
BHP Billiton Finance (U.S.A.) Ltd., 144A, 0.19%, 11/19/2012	10,000,000	9,999,050
Coca-Cola Co., 0.24%, 3/1/2013	13,500,000	13,489,200
Collateralized Commercial Paper Co., LLC:
0.26%, 12/12/2012	5,000,000	4,998,519
0.26%, 12/19/2012	24,500,000	24,491,507
0.28%, 12/6/2012	55,000,000	54,985,028
Commonwealth Bank of Australia, 144A, 0.23%, 1/30/2013	9,000,000	8,994,825
Erste Abwicklungsanstalt:
0.45%, 12/7/2012	8,500,000	8,496,175
0.46%, 4/11/2013	17,500,000	17,463,999
0.48%, 5/2/2013	5,000,000	4,987,867
0.5%, 2/19/2013	4,000,000	3,993,889
0.52%, 12/4/2012	5,000,000	4,997,617
0.54%, 11/9/2012	6,000,000	5,999,280
0.55%, 2/26/2013	10,000,000	9,982,125
0.57%, 1/8/2013	3,500,000	3,496,232
Gotham Funding Corp.:
144A, 0.21%, 11/19/2012	5,000,000	4,999,475
144A, 0.24%, 11/13/2012	10,000,000	9,999,200
Hannover Funding Co., LLC:
0.3%, 11/8/2012	5,000,000	4,999,708
0.3%, 11/15/2012	4,000,000	3,999,533
Kells Funding LLC:
144A, 0.35%, 11/26/2012	17,500,000	17,495,747
144A, 0.42%, 4/2/2013	30,000,000	29,946,800
144A, 0.46%, 4/17/2013	4,000,000	3,991,464
144A, 0.55%, 2/25/2013	3,000,000	2,994,683
144A, 0.56%, 3/20/2013	5,000,000	4,989,189
144A, 0.57%, 3/1/2013	2,000,000	1,996,200
144A, 0.58%, 11/2/2012	5,000,000	4,999,919
144A, 0.59%, 1/22/2013	3,000,000	2,995,968
Kreditanstalt Fuer Wiederaufbau:
144A, 0.2%, 1/17/2013	4,000,000	3,998,289
144A, 0.2%, 1/25/2013	10,000,000	9,995,278
Manhattan Asset Funding Co., LLC, 144A, 0.21%, 11/19/2012	3,000,000	2,999,685
Nestle Capital Corp., 0.26%, 3/22/2013	13,750,000	13,735,998
Nestle Finance International Ltd.:
0.25%, 4/15/2013	5,000,000	4,994,271
0.26%, 3/25/2013	5,000,000	4,994,800
0.27%, 5/7/2013	7,500,000	7,489,481
Nordea North America, Inc.:
0.3%, 3/13/2013	4,000,000	3,995,600
0.31%, 3/18/2013	5,000,000	4,994,101
0.32%, 3/18/2013	10,000,000	9,987,822
NRW.Bank:
0.2%, 11/1/2012	15,000,000	15,000,000
0.2%, 11/8/2012	5,000,000	4,999,806
Rabobank U.S.A. Financial Corp.:
0.41%, 12/27/2012	14,000,000	13,991,071
0.46%, 3/7/2013	5,400,000	5,391,306
Regency Markets No. 1 LLC, 144A, 0.21%, 11/28/2012	17,500,000	17,497,244
SBAB Bank AB:
144A, 0.29%, 1/15/2013	12,500,000	12,492,448
144A, 0.3%, 1/11/2013	10,000,000	9,994,083
144A, 0.31%, 11/27/2012	5,000,000	4,998,881
144A, 0.31%, 12/12/2012	6,000,000	5,997,882
144A, 0.34%, 12/3/2012	10,000,000	9,996,978
144A, 0.35%, 12/5/2012	5,000,000	4,998,347
Scaldis Capital LLC, 0.28%, 11/7/2012	10,000,000	9,999,533
Siemens Capital Co., LLC, 144A, 0.15%, 12/14/2012	5,000,000	4,999,104
Societe Generale North America, Inc., 0.38%, 11/1/2012	6,000,000	6,000,000
Standard Chartered Bank:
0.28%, 12/11/2012	18,000,000	17,994,400
0.29%, 11/30/2012	6,000,000	5,998,598
Straight-A Funding LLC, 144A, 0.18%, 1/2/2013	5,387,000	5,385,330
Sydney Capital Corp., 144A, 0.3%, 1/8/2013	5,000,000	4,997,167
Total Capital Canada Ltd., 144A, 0.2%, 12/6/2012	7,500,000	7,498,542
UOB Funding LLC:
0.24%, 2/22/2013	4,000,000	3,996,987
0.26%, 12/11/2012	4,000,000	3,998,844
0.3%, 11/5/2012	12,500,000	12,499,583
Versailles Commercial Paper LLC:
144A, 0.28%, 11/20/2012	5,000,000	4,999,261
144A, 0.31%, 11/16/2012	5,000,000	4,999,354
Victory Receivables Corp.:
144A, 0.2%, 11/8/2012	10,000,000	9,999,611
144A, 0.24%, 11/7/2012	10,000,000	9,999,600
		598,661,088
Issued at Par* 3.6%
ASB Finance Ltd.:
144A, 0.464%, 2/13/2013	6,000,000	6,000,000
144A, 0.544%, 9/4/2013	8,500,000	8,500,000
144A, 0.664%, 2/1/2013	5,000,000	4,999,747
Australia & New Zealand Banking Group Ltd., 144A, 0.26%, 11/26/2012	25,000,000	25,000,000
BNZ International Funding Ltd., 144A, 0.395%, 10/23/2013	4,000,000	4,000,000
Kells Funding LLC, 144A, 0.44%, 1/17/2013	15,000,000	15,000,000
		63,499,747
Total Commercial Paper (Cost $662,160,835)		662,160,835

Short-Term Notes* 14.2%
Bank of Nova Scotia:
0.33%, 1/9/2013	17,500,000	17,500,000
0.517%, 12/11/2012	12,000,000	12,000,000
Canadian Imperial Bank of Commerce:
0.334%, 4/26/2013	12,000,000	12,000,000
0.525%, 2/7/2013	8,000,000	8,000,000
0.53%, 4/26/2013	17,500,000	17,500,000
Commonwealth Bank of Australia, 144A, 0.478%, 3/1/2013	18,000,000	18,000,000
General Electric Capital Corp., 0.574%, 11/1/2012	5,350,000	5,350,000
JPMorgan Chase Bank NA, 0.468%, 12/7/2012	23,500,000	23,500,000
National Australia Bank Ltd., 0.474%, 3/8/2013	25,000,000	25,000,000
Queensland Treasury Corp., 0.51%, 11/19/2012	14,000,000	14,000,000
Rabobank Nederland NV:
0.417%, 1/23/2013	10,000,000	10,000,000
0.463%, 6/27/2013	5,000,000	5,000,000
0.591%, 5/7/2013	10,000,000	10,000,000
144A, 0.646%, 9/16/2013	12,000,000	12,000,000
Royal Bank of Canada, 0.56%, 6/4/2013	4,500,000	4,500,000
Sumitomo Mitsui Banking Corp., 0.44%, 3/15/2013	8,000,000	8,000,000
Svensk Exportkredit AB, 144A, 0.45%, 5/22/2013	4,000,000	4,000,000
The Goldman Sachs Group, Inc., 0.9%, 11/26/2012	6,000,000	6,002,457
Toronto-Dominion Bank, 0.301%, 4/19/2013	8,500,000	8,503,298
Westpac Banking Corp.:
0.383%, 5/3/2013	12,000,000	12,005,319
0.474%, 8/9/2013	9,000,000	9,000,000
0.621%, 2/6/2013	5,000,000	5,000,000
Total Short-Term Notes (Cost $246,861,074)		246,861,074

Government & Agency Obligations 10.9%
U.S. Government Sponsored Agencies 5.6%
Federal Home Loan Bank:
0.17%, 7/5/2013	7,000,000	6,999,197
0.2%, 11/19/2012	7,000,000	7,000,145
0.23%, 4/25/2013	5,000,000	5,000,000
0.25%*, 11/8/2013	3,500,000	3,498,581
0.36%, 5/16/2013	4,000,000	4,002,401
0.5%, 8/28/2013	7,000,000	7,017,138
Federal Home Loan Mortgage Corp.:
0.128%**, 12/18/2012	3,000,000	2,999,491
0.169%**, 5/29/2013	10,000,000	9,990,131
0.177%**, 1/9/2013	8,000,000	7,997,240
1.375%, 1/9/2013	3,000,000	3,006,635
Federal National Mortgage Association:
0.129%**, 2/19/2013	14,000,000	13,994,439
0.137%**, 12/17/2012	8,000,000	7,998,569
0.159%**, 3/4/2013	10,000,000	9,994,533
4.375%, 3/15/2013	7,500,000	7,616,427
		97,114,927
U.S. Treasury Obligations 5.3%
U.S. Treasury Bill, 0.172%**, 9/19/2013	18,000,000	17,972,228
U.S. Treasury Notes:
0.5%, 5/31/2013	3,500,000	3,506,579
0.625%, 2/28/2013	11,250,000	11,266,954
1.375%, 1/15/2013	29,000,000	29,070,620
1.375%, 3/15/2013	8,200,000	8,236,135
2.5%, 3/31/2013	5,000,000	5,047,752
3.375%, 11/30/2012	8,000,000	8,020,274
4.0%, 11/15/2012	10,000,000	10,014,586
		93,135,128
Total Government & Agency Obligations (Cost $190,250,055)		190,250,055

Time Deposits 2.0%
National Australia Bank Ltd., 0.16%, 11/1/2012	14,000,000	14,000,000
Royal Bank of Canada, 0.15%, 11/1/2012	20,000,000	20,000,000
Total Time Deposits (Cost $34,000,000)		34,000,000

Municipal Bonds and Notes 1.9%
Texas, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4264, 144A, 0.23%***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	20,000,000	20,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	13,000,000	13,244,682
Total Municipal Bonds and Notes (Cost $33,244,682)		33,244,682

Repurchase Agreements 22.2%
Barclays Capital PLC, 0.23%, dated 10/29/2012, to be repurchased at $30,001,342 on 11/5/2012 (a)	30,000,000	30,000,000
BNP Paribas, 0.33%, dated 10/31/2012, to be repurchased at $14,500,133 on 11/1/2012 (b)	14,500,000	14,500,000
Citigroup Global Markets, Inc., 0.24%, dated 10/25/2012, to be repurchased at $100,004,667 on 11/1/2012 (c)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.27%, dated 10/31/2012, to be repurchased at $30,000,225 on 11/1/2012 (d)	30,000,000	30,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.25%, dated 10/31/2012, to be repurchased at $36,000,250 on 11/1/2012 (e)	36,000,000	36,000,000
JPMorgan Securities, Inc., 0.18%, dated 10/29/2012, to be repurchased at $12,500,438 on 11/5/2012 (f)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.25%, dated 10/31/2012, to be repurchased at $12,500,087 on 11/1/2012 (g)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.33%, dated 10/12/2012, to be repurchased at $20,005,133 on 11/9/2012 (h)	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 0.25%, dated 10/31/2012, to be repurchased at $852,606 on 11/1/2012 (i)	852,600	852,600
Merrill Lynch & Co., Inc., 0.3%, dated 10/31/2012, to be repurchased at $65,000,542 on 11/1/2012 (j)	65,000,000	65,000,000
The Goldman Sachs & Co., 0.23%, dated 10/29/2012, to be repurchased at $20,000,383 on 11/1/2012 (k)	20,000,000	20,000,000
Toronto-Dominion Bank, 0.24%, dated 10/31/2012, to be repurchased at $25,000,167 on 11/1/2012 (l)	25,000,000	25,000,000
Toronto-Dominion Bank, 0.25%, dated 10/31/2012, to be repurchased at $20,000,972 on 11/7/2012 (m)	20,000,000	20,000,000
Total Repurchase Agreements (Cost $386,352,600)		386,352,600

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,740,370,612)†	100.0	1,740,370,612
Other Assets and Liabilities, Net	0.0	160,124
Net Assets	100.0	1,740,530,736

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2012.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2012.

† The cost for federal income tax purposes was $1,740,370,612.

(a) Collateralized by $30,630,300 U.S. Treasury Bond, 0.25%, maturing on 1/15/2015 with a value of $30,600,089.

(b) Collateralized by $13,509,943 Government National Mortgage Association, 4.0%, maturing on 5/20/2042 with a value of $14,790,001.

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
38,613,382	Federal Home Loan Mortgage Corp.	2.233-4.0	5/1/2025- 10/1/2042	41,360,849
56,258,123	Federal National Mortgage Association	3.5-4.5	7/1/2024- 10/1/2040	60,790,401
Total Collateral Value				102,151,250

(d) Collateralized by $19,508,300 U.S. Treasury Inflation-Indexed Bond, 2.125%, maturing on 2/15/2041 with a value of $30,600,044.

(e) Collateralized by $36,695,000 U.S. Treasury Note, 0.25%, maturing on 1/31/2014 with a value of $36,723,805.

(f) Collateralized by $17,873,000 U.S. Treasury STRIPS, maturing on 8/15/2026 with a value of $12,750,061.

(g) Collateralized by $16,291,700 U.S. Treasury STRIPS, with various maturity dates of 11/15/2021-8/15/2026 with a value of $12,750,065.

(h) Collateralized by $20,980,400 SLM Student Loan Trust, 0.915%, maturing on 10/25/2023 with a value of $20,600,280.

(i) Collateralized by $869,900 U.S. Treasury Bill, maturing on 1/10/2013 with a value of $869,743.

(j) Collateralized by $62,911,468 Federal National Mortgage Association, with various coupon rates 3.0-4.0%, maturing on 11/1/2042 with a value of $66,300,001.

(k) Collateralized by $18,948,275 Federal National Mortgage Association, with various coupon rates 3.0-4.5%, with various maturity dates of 9/1/2022-1/1/2041 with a value of $20,400,000.

(l) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,685,803	Georgia Power Co.	5.65	3/1/2037	3,437,685
15,000,000	Pepsi Bottling Group, Inc.	7.0	3/1/2029	22,101,550
245,392	The Goldman Sachs Group, Inc.	6.125	2/15/2033	281,609
Total Collateral Value				25,820,844

(m) Collateralized by $18,553,600 U.S. Treasury Note, 4.25%, maturing on 11/15/2014 with a value of $20,400,011.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIQ: Liquidity Facility

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (n)	$—	$1,354,018,012	$—	$1,354,018,012
Repurchase Agreements	—	386,352,600	—	386,352,600
Total	$—	$1,740,370,612	$—	$1,740,370,612

There have been no transfers between fair value measurement levels during the period ended October 31, 2012.

(n) See Investment Portfolio for additional categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2012 (Unaudited)
Assets	Money Market Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,354,018,012
Repurchase agreements, valued at amortized cost	386,352,600
Total investments in securities, valued at amortized cost	1,740,370,612
Receivable for Fund shares sold	69,762
Interest receivable	881,792
Due from Advisor	34
Other assets	99,937
Total assets	1,741,422,137
Liabilities
Cash overdraft	36,337
Payable for Fund shares redeemed	19,615
Accrued management fee	245,689
Accrued Trustees' fees	14,346
Other accrued expenses and payables	575,414
Total liabilities	891,401
Net assets, at value	$1,740,530,736
Net Assets Consist of
Undistributed net investment income	39,089
Accumulated net realized gain (loss)	(22,710)
Paid-in capital	1,740,514,357
Net assets, at value	$1,740,530,736

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2012 (Unaudited) (continued)
Net Asset Value	Money Market Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($698,583,373 ÷ 698,219,219 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Capital Assets Funds Preferred Shares Net Asset Value, offering and redemption price per share ($3,152,462 ÷ 3,150,819 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($9,252,319 ÷ 9,247,495 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($728,429 ÷ 728,049 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Premium Reserve Money Market Shares Net Asset Value, offering and redemption price per share ($46,763,815 ÷ 46,739,442 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($982,050,338 ÷ 981,538,438 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2012 (Unaudited)
Investment Income	Money Market Portfolio
Income: Interest	$2,849,389
Expenses: Management fee	1,448,875
Services to shareholders	2,223,006
Distribution and service fees	5,165,855
Custodian fee	24,291
Professional fees	60,431
Reports to shareholders	199,390
Registration fees	63,962
Trustees' fees and expenses	40,557
Other	29,154
Total expenses before expense reductions	9,255,521
Expense reductions	(6,530,385)
Total expenses after expense reductions	2,725,136
Net investment income	124,253
Net realized gain (loss) from investments	371
Net increase (decrease) in net assets resulting from operations	$124,624

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Operations: Net investment income	$124,253	$287,114
Net realized gain (loss)	371	(23,081)
Net increase in net assets resulting from operations	124,624	264,033
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(70,362)	(151,966)
Capital Assets Funds Preferred Shares	(490)	(1,683)
Davidson Cash Equivalent Shares	(463)	(1,139)
Davidson Cash Equivalent Plus Shares	(36)	(101)
Premium Reserve Money Market Shares	(2,391)	(5,559)
Service Shares	(50,511)	(126,660)
Total distributions	(124,253)	(287,108)
Fund share transactions: Proceeds from shares sold	836,071,382	2,195,076,399
Reinvestment of distributions	123,365	284,155
Cost of shares redeemed	(889,124,031)	(2,987,807,342)
Net increase (decrease) in net assets from Fund share transactions	(52,929,284)	(792,446,788)
Increase (decrease) in net assets	(52,928,913)	(792,469,863)
Net assets at beginning of period	1,793,459,649	2,585,929,512
Net assets at end of period (including undistributed net investment income of $39,089 and $39,089, respectively)	$1,740,530,736	$1,793,459,649

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Money Market Portfolio Davidson Cash Equivalent Shares
			Years Ended April 30,
	Six Months Ended 10/31/12 (Unaudited)		2012		2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.012	.039
Net realized gain (loss)	.000	***	(.000	)***	.000	***	.000	***	.000 ***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.012	.039
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.012)	(.039)
Net realized gains	—		—		—		(.000	)***	—	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.012)	(.039)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.01	**	.01		.01		.03		1.25	3.93
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9		9		13		18		30	59
Ratio of expenses before expense reductions (%)	1.02	*	1.03		1.01		.94		.98	1.00
Ratio of expenses after expense reductions (%)	.31	*	.26		.35		.46		.97	.99
Ratio of net investment income (%)	.01	*	.01		.01		.01		1.19	3.82
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Money Market Portfolio Davidson Cash Equivalent Plus Shares
			Years Ended April 30,
	Six Months Ended 10/31/12 (Unaudited)		2012		2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.013	.040
Net realized gain (loss)	.000	***	(.000	)***	.000	***	.000	***	.000 ***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.013	.040
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.013)	(.040)
Net realized gains	—		—		—		(.000	)***	—	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.013)	(.040)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.01	**	.01		.01		.03		1.35	4.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1		1		2		5	12
Ratio of expenses before expense reductions (%)	.92	*	.90		.88		.86		.86	.85
Ratio of expenses after expense reductions (%)	.31	*	.26		.35		.46		.86	.85
Ratio of net investment income (%)	.01	*	.01		.01		.01		1.30	3.96
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2012 (Unaudited)

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Commercial Paper 3.8%
Issued at Discount*
Straight-A Funding LLC:
144A, 0.18%, 11/7/2012	75,000,000	74,997,750
144A, 0.18%, 1/2/2013	25,000,000	24,992,250
Total Commercial Paper (Cost $99,990,000)		99,990,000

Government & Agency Obligations 48.8%
U.S. Government Sponsored Agencies 41.5%
Federal Farm Credit Bank:
0.15%, 2/15/2013	24,000,000	23,995,225
0.219%*, 5/23/2013	10,000,000	9,987,594
Federal Home Loan Bank:
0.125%, 3/5/2013	10,000,000	9,996,691
0.139%*, 1/18/2013	55,000,000	54,983,317
0.144%*, 11/9/2012	25,000,000	24,999,111
0.15%*, 11/13/2012	20,000,000	19,998,933
0.154%**, 4/4/2013	20,000,000	19,998,815
0.16%*, 11/1/2012	17,000,000	17,000,000
0.169%*, 4/19/2013	50,000,000	49,960,097
0.17%, 1/23/2013	35,000,000	34,998,144
0.17%, 2/11/2013	22,375,000	22,370,663
0.17%, 7/5/2013	30,000,000	29,996,557
0.18%, 11/21/2012	10,000,000	9,999,955
0.2%, 11/19/2012	15,000,000	15,000,312
0.21%, 1/8/2013	10,000,000	9,999,716
0.22%, 4/19/2013	50,000,000	49,996,959
0.22%**, 7/25/2013	25,000,000	24,999,071
0.22%**, 7/26/2013	15,000,000	14,998,903
0.25%**, 11/8/2013	27,000,000	26,989,050
0.26%**, 11/15/2013	12,500,000	12,494,753
0.275%**, 11/4/2013	49,000,000	48,987,519
0.31%, 5/16/2013	20,755,000	20,762,439
0.35%**, 5/17/2013	38,000,000	38,000,000
0.36%**, 4/5/2013	22,500,000	22,499,026
0.36%**, 4/12/2013	22,000,000	21,999,011
0.36%, 5/16/2013	27,500,000	27,516,506
0.5%, 8/28/2013	24,000,000	24,058,759
1.75%, 3/8/2013	10,000,000	10,053,155
3.375%, 2/27/2013	10,680,000	10,790,446
Federal Home Loan Mortgage Corp.:
0.118%*, 1/8/2013	15,000,000	14,996,600
0.149%*, 3/19/2013	30,000,000	29,982,750
0.15%*, 6/12/2013	25,000,000	24,976,771
0.154%**, 9/13/2013	75,000,000	74,997,101
0.168%*, 1/9/2013	25,000,000	24,991,854
0.169%*, 5/29/2013	20,000,000	19,980,261
0.177%*, 1/9/2013	35,000,000	34,987,925
1.375%, 1/9/2013	25,000,000	25,055,295
3.5%, 5/29/2013	10,500,000	10,696,576
Federal National Mortgage Association:
0.129%*, 2/19/2013	11,000,000	10,995,631
0.137%*, 12/17/2012	15,000,000	14,997,317
0.149%*, 2/6/2013	22,000,000	21,991,108
0.169%*, 3/20/2013	38,000,000	37,975,057
1.5%, 6/26/2013	10,000,000	10,084,433
4.375%, 3/15/2013	25,000,000	25,388,091
		1,089,527,497
U.S. Treasury Obligations 7.3%
U.S. Treasury Bill, 0.172%*, 9/19/2013	26,000,000	25,959,884
U.S. Treasury Notes:
0.25%, 10/31/2013	10,000,000	10,003,812
0.5%, 5/31/2013	16,500,000	16,531,017
0.5%, 10/15/2013	25,000,000	25,070,245
1.375%, 11/15/2012	25,000,000	25,011,958
1.375%, 1/15/2013	25,000,000	25,059,835
2.875%, 1/31/2013	20,000,000	20,134,167
3.375%, 11/30/2012	20,000,000	20,050,712
4.0%, 11/15/2012	25,000,000	25,036,465
		192,858,095
Total Government & Agency Obligations (Cost $1,282,385,592)		1,282,385,592

Repurchase Agreements 47.3%
Barclays Capital PLC, 0.23%, dated 10/29/2012, to be repurchased at $55,002,460 on 11/5/2012 (a)	55,000,000	55,000,000
BNP Paribas, 0.3%, dated 10/31/2012, to be repurchased at $81,000,675 on 11/1/2012 (b)	81,000,000	81,000,000
BNP Paribas, 0.33%, dated 10/31/2012, to be repurchased at $291,002,668 on 11/1/2012 (c)	291,000,000	291,000,000
Credit Suisse, 0.25%, dated 10/31/2012, to be repurchased at $144,001,000 on 11/1/2012 (d)	144,000,000	144,000,000
JPMorgan Securities, Inc., 0.18%, dated 10/29/2012, to be repurchased at $12,500,438 on 11/5/2012 (e)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.25%, dated 10/31/2012, to be repurchased at $12,500,087 on 11/1/2012 (f)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.27%, dated 10/31/2012, to be repurchased at $99,000,743 on 11/1/2012 (g)	99,000,000	99,000,000
Merrill Lynch & Co., Inc., 0.25%, dated 10/31/2012, to be repurchased at $28,967,078 on 11/1/2012 (h)	28,966,877	28,966,877
Merrill Lynch & Co., Inc., 0.3%, dated 10/31/2012, to be repurchased at $224,001,867 on 11/1/2012 (i)	224,000,000	224,000,000
Morgan Stanley & Co., Inc., 0.3%, dated 10/31/2012, to be repurchased at $150,001,250 on 11/1/2012 (j)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.23%, dated 10/29/2012, to be repurchased at $45,000,863 on 11/1/2012 (k)	45,000,000	45,000,000
The Toronto-Dominion Bank, 0.25%, dated 10/31/2012, to be repurchased at $100,004,861 on 11/7/2012	100,000,000	100,000,000
Total Repurchase Agreements (Cost $1,242,966,877)		1,242,966,877

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,625,342,469)†	99.9	2,625,342,469
Other Assets and Liabilities, Net	0.1	1,565,625
Net Assets	100.0	2,626,908,094

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2012.

† The cost for federal income tax purposes was $2,625,342,469.

(a) Collateralized by $48,472,100 U.S. Treasury Notes, with various coupon rates from 0.25-3.625%, with various maturity dates of 9/15/2015-2/15/2020 with a value of $56,100,071.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
52,830,000	Federal Home Loan Bank	0.45	7/30/2014	52,905,943
25,650,000	Federal Home Loan Mortgage Corp.	0.375-5.5	11/30/2012-8/1/2019	29,714,407
Total Collateral Value				82,620,350

(c) Collateralized by $275,658,120 Government National Mortgage Association, with various coupon rates from 3.0-3.5%, with various maturity dates of 8/20/2042-9/20/2042 with a value of $296,820,001.

(d) Collateralized by $146,990,000 U.S. Treasury Note, 0.25%, maturing on 9/30/2014 with a value of $146,883,130.

(e) Collateralized by $19,022,800 U.S. Treasury STRIPS, with various maturity dates of 2/15/2026-5/15/2033 with a value of $12,750,020.

(f) Collateralized by $17,527,300 U.S. Treasury STRIPS, with various maturity dates of 8/15/2025-8/15/2026 with a value of $12,752,698.

(g) Collateralized by $93,584,722 Federal National Mortgage Association, with various coupon rates from 4.0-4.5%, with various maturity dates of 7/1/2026-8/1/2041 with a value of $100,982,969.

(h) Collateralized by $29,551,600 U.S. Treasury Bill, maturing on 1/10/2013 with a value of $29,546,281.

(i) Collateralized by $215,725,252 Federal National Mortgage Association, with various coupon rates from 2.357-4.0%, with various maturity dates of 5/1/2026-9/1/2042 with a value of $228,480,000.

(j) Collateralized by $145,168,286 Federal Home Loan Mortgage Corp., with various coupon rates from 2.386-5.345%, with various maturity dates of 9/1/2038-10/1/2042 with a value of $153,000,001.

(k) Collateralized by $41,927,724 Federal National Mortgage Association, with various coupon rates from 4.5-5.0%, with various maturity dates of 7/1/2031-10/1/2031 with a value of $45,900,001.

(l) Collateralized by $97,504,400 U.S. Treasury Note, 1.875%, maturing on 6/30/2015 with a value of $102,000,034.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (m)	$—	$1,382,375,592	$—	$1,382,375,592
Repurchase Agreements	—	1,242,966,877	—	1,242,966,877
Total	$—	$2,625,342,469	$—	$2,625,342,469

There have been no transfers between fair value measurement levels during the period ended October 31, 2012.

(m) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2012 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,382,375,592
Repurchase agreements, valued at amortized cost	1,242,966,877
Total investments in securities, valued at amortized cost	2,625,342,469
Receivable for Fund shares sold	187,503
Interest receivable	2,027,247
Due from Advisor	13,716
Other assets	115,538
Total assets	2,627,686,473
Liabilities
Cash overdraft	317,719
Distributions payable	24,218
Accrued management fee	116,680
Accrued Trustees' fees	34,768
Other accrued expenses and payables	284,994
Total liabilities	778,379
Net assets, at value	$2,626,908,094
Net Assets Consist of
Undistributed net investment income	201,502
Accumulated net realized gain (loss)	(445,816)
Paid-in capital	2,627,152,408
Net assets, at value	$2,626,908,094

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2012 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($181,356,325 ÷ 181,371,968 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($22,655,928 ÷ 22,657,882 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($90,633,615 ÷ 90,641,432 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($128,836,564 ÷ 128,847,675 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($1,902,206,645 ÷ 1,902,370,705 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($254,313,620 ÷ 254,335,556 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($46,905,397 ÷ 46,909,442 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2012 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$2,730,612
Expenses: Management fee	967,957
Administration fee	1,516,027
Services to shareholders	792,225
Distribution and service fees	1,393,730
Custodian fee	30,722
Professional fees	66,542
Reports to shareholders	77,402
Registration fees	65,674
Trustees' fees and expenses	82,083
Other	66,641
Total expenses before expense reductions	5,059,003
Expense reductions	(2,701,637)
Total expenses after expense reductions	2,357,366
Net investment income	373,246
Net realized gain (loss) from investments	963
Net increase (decrease) in net assets resulting from operations	$374,209

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Operations: Net investment income	$373,246	$1,255,673
Net realized gain (loss)	963	155,718
Net increase in net assets resulting from operations	374,209	1,411,391
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(10,130)	(24,512)
Davidson Cash Equivalent Shares	(1,187)	(2,348)
Davidson Cash Equivalent Plus Shares	(4,973)	(7,569)
DWS Government & Agency Money Fund	(6,295)	(14,615)
DWS Government Cash Institutional Shares	(333,072)	(1,165,027)
Government Cash Managed Shares	(11,944)	(24,030)
Service Shares	(5,635)	(17,564)
Total distributions	(373,236)	(1,255,665)
Fund share transactions: Proceeds from shares sold	8,920,002,360	33,927,293,511
Reinvestment of distributions	213,514	717,672
Cost of shares redeemed	(9,823,559,819)	(35,969,779,735)
Net increase (decrease) in net assets from Fund share transactions	(903,343,945)	(2,041,768,552)
Increase (decrease) in net assets	(903,342,972)	(2,041,612,826)
Net assets at beginning of period	3,530,251,066	5,571,863,892
Net assets at end of period (including undistributed net investment income of $201,502 and $201,492, respectively)	$2,626,908,094	$3,530,251,066

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Davidson Cash Equivalent Shares
			Years Ended April 30,
	Six Months Ended 10/31/12 (Unaudited)		2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.008		.036
Net realized gain (loss)	.000	***	.000	***	(.000	)***	.000	***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.008		.036
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.008)		(.036)
Net realized gains	—		—		—		(.000	)***	—		—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.008)		(.036)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.02		.76		3.70
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	23		25		19		20		29		40
Ratio of expenses before expense reductions (%)	.99	*	.99		.99		.96		.99		1.00
Ratio of expenses after expense reductions (%)	.17	*	.11		.22		.31		.90		.98
Ratio of net investment income (%)	.01	*	.01		.01		.01		.82	b	3.47
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Government & Agency Securities Portfolio Davidson Cash Equivalent Plus Shares
			Years Ended April 30,
	Six Months Ended 10/31/12 (Unaudited)		2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.009		.038
Net realized gain (loss)	.000	***	.000	***	(.000	)***	.000	***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.009		.038
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.009)		(.038)
Net realized gains	—		—		—		(.000	)***	—		—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.009)		(.038)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.02		.89		3.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	91		94		33		50		24		31
Ratio of expenses before expense reductions (%)	.84	*	.83		.84		.85		.83		.87
Ratio of expenses after expense reductions (%)	.17	*	.11		.23		.29		.78		.86
Ratio of net investment income (%)	.01	*	.01		.01		.01		.96	b	3.59
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2012 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 98.7%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.26%*, 12/1/2027, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
Alaska 0.9%
Anchorage, AK, 0.23%, 4/4/2013	17,000,000	17,000,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.23%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 8.6%
California, BB&T Municipal Trust, Public Financing Authority, Series 2011, 144A, 0.23%*, 9/1/2022, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	1,200,000	1,200,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.22%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	9,500,000	9,500,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.39%**, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, RBC Municipal Products, Inc. Trust:
Series E-21, 144A, 0.25%*, Mandatory Put 1/2/2013 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	25,000,000	25,000,000
Series E-24, 144A, 0.25%*, Mandatory Put 12/3/2012 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	11,545,000	11,545,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.29%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	17,800,000	17,800,000
Series 2681, 144A, AMT, 0.37%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	12,250,000	12,250,000
California, Wells Fargo Stage Trust, Series 31C, 144A, AMT, 0.26%*, Mandatory Put 2/14/2013 @ 100, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,995,000	5,995,000
Covina, CA, Redevelopment Agency, Multi-Family Housing Revenue, ShadowHills Apartments, Inc., Series A, 0.21%*, 12/1/2015, LIQ: Fannie Mae	9,525,000	9,525,000
Los Angeles County, CA, General Obligation:
Series A, 2.0%, 2/28/2013	37,000,000	37,217,592
Series B, 2.0%, 3/29/2013	20,000,000	20,146,904
San Diego County, CA, School District Note Participations, Series A, 2.0%, 6/28/2013	10,000,000	10,119,566
		165,299,062
Colorado 0.6%
Colorado, State Educational & Cultural Facilities Authority Revenue, Southeastern California Projects, 0.23%*, 6/1/2038, LOC: Bank of America NA	12,000,000	12,000,000
Delaware 0.7%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.3%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	8,430,000	8,430,000
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.21%*, 5/1/2036, LOC: PNC Bank NA	4,885,000	4,885,000
		13,315,000
District of Columbia 1.4%
District of Columbia, Metropolitan Airport Authority, Airport Systems Revenue, 0.21%*, 10/1/2039, LOC: Barclays Bank PLC	12,120,000	12,120,000
District of Columbia, Wells Fargo Stage Trust, Series 57C, 144A, AMT, 0.32%*, 10/1/2032, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	13,965,000	13,965,000
		26,085,000
Florida 3.3%
Florida, BB&T Municipal Trust, Series 1010, 144A, 0.25%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,380,000	6,380,000
Florida, State Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.21%*, 7/1/2038, LOC: Northern Trust Co.	12,600,000	12,600,000
Florida, Wells Fargo Stage Trust, Series 35C, 144A, AMT, 0.27%*, 10/1/2026, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	17,720,000	17,720,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.21%*, 10/1/2027, LOC: Northern Trust Co.	19,600,000	19,600,000
Palm Beach County, FL, Benjamin Private School Project Revenue, 0.21%*, 7/1/2025, LOC: Northern Trust Co.	6,115,000	6,115,000
		62,415,000
Georgia 5.2%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 144A, 0.25%*, 5/1/2022	7,155,000	7,155,000
Fulton County, GA, General Obligation, 1.0%, 12/28/2012	70,000,000	70,091,498
Georgia, Municipal Electric Authority, Project No. 1, Series B, 0.19%*, 1/1/2048, LOC: Bank of Tokyo-Mitsubishi UFJ	15,000,000	15,000,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.22%*, 10/1/2031, LOC: Branch Banking & Trust	8,335,000	8,335,000
		100,581,498
Hawaii 1.0%
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, 144A, AMT, 0.26%*, 3/1/2037, GTY: Wells Fargo & Co., INS: FGIC, LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Idaho 2.5%
Idaho, State General Obligation, 2.0%, 6/28/2013	47,000,000	47,552,626
Illinois 10.3%
Channahon, IL, Morris Hospital Revenue, Series A, 0.22%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.23%*, 2/1/2035, LOC: Harris Trust & Savings Bank	5,955,000	5,955,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.3%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	24,785,000	24,785,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.24%*, Mandatory Put 5/2/2013 @ 100, 7/1/2036	18,000,000	18,000,000
Illinois, Educational Facilities Authority Revenues:
0.18%, 12/6/2012	20,000,000	20,000,000
0.19%, 1/2/2013	20,000,000	20,000,000
0.19%, 1/7/2013	30,000,000	30,000,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.21%*, 4/1/2033, LOC: Northern Trust Co.	4,100,000	4,100,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series E, 0.23%*, 2/15/2033, LOC: JPMorgan Chase Bank NA	17,100,000	17,100,000
Illinois, State Finance Authority Revenue, Resurrection Health, Series C, 0.22%*, 5/15/2035, LOC: Barclays Bank PLC	5,000,000	5,000,000
Illinois, State Finance Authority Revenue, University of Chicago Medical Center, Series A, 0.26%*, 8/1/2044, LOC: Bank of America NA	1,700,000	1,700,000
Illinois, Wells Fargo Stage Trust, Series 27C, 144A, 0.27%*, 8/1/2025, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA,	38,605,000	38,605,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, 144A, AMT, 0.29%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
		198,525,000
Indiana 0.9%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.25%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,610,000	7,610,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.19%*, 3/1/2033, LOC: Northern Trust Co.	6,325,000	6,325,000
Indiana, State Municipal Power Agency, Series A, 0.21%*, 1/1/2018, LOC: Citibank NA	3,800,000	3,800,000
		17,735,000
Iowa 1.0%
Iowa, State Finance Authority, Wellness Facilities Revenue, Marshalltown Community Project, 0.21%*, 1/1/2031, LOC: Northern Trust Company	5,000,000	5,000,000
Iowa, Wells Fargo Stage Trust, Series 24C, 144A, 0.22%*, 6/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	15,125,000	15,125,000
		20,125,000
Kansas 1.7%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.28%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.5%, 7/1/2013	11,280,000	11,377,025
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.27%*, 9/1/2032, LOC: Bank of America NA	17,155,000	17,155,000
		32,182,025
Kentucky 2.3%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.31%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.31%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.31%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue:
Series I, AMT, 0.25%*, 1/1/2032, SPA: State Street Bank & Trust Co.	4,750,000	4,750,000
Series H, AMT, 0.25%*, 7/1/2036, SPA: State Street Bank & Trust Co.	4,385,000	4,385,000
		44,230,000
Maryland 2.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.26%*, 1/1/2029, LOC: Bank of America NA	14,990,000	14,990,000
Montgomery County, MD, 0.19%, 11/15/2012	23,450,000	23,450,000
		38,440,000
Massachusetts 3.0%
Massachusetts, General Obligation, Series A, 0.59%**, 2/1/2013	11,500,000	11,505,055
Massachusetts, JPMorgan Chase Putters/Drivers Trust, Series 4248, 144A, 0.19%*, 2/1/2013, LIQ: JPMorgan Chase & Co.	9,770,000	9,770,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.2%*, 4/1/2038, LOC: TD BankNorth NA	5,260,000	5,260,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.22%*, 10/1/2030, LOC: RBS Citizens NA	25,390,000	25,390,000
Massachusetts, State General Obligation, Series A, 0.24%*, 3/1/2026, SPA: Wells Fargo Bank NA	6,500,000	6,500,000
		58,425,055
Michigan 7.2%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-23, 144A, AMT, 0.28%*, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,900,000	40,900,000
Series L-27, AMT, 144A, 0.28%*, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series A, 2.0%, 7/1/2013	11,100,000	11,233,728
Michigan, State Higher Education Facilities Authority, Limited Obligation, Hope College, Series B, 0.22%*, 4/1/2032, LOC: PNC Bank NA	2,100,000	2,100,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.3%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.3%**, 11/15/2049	8,660,000	8,660,000
Series F-8, 0.3%**, 11/15/2049	7,100,000	7,100,000
Michigan, State Strategic Fund Ltd., Obligation Revenue, Consumers Energy Co., 0.23%*, 4/15/2018, LOC: JPMorgan Chase Bank NA	17,000,000	17,000,000
		138,193,728
Minnesota 1.4%
Cohasset, MN, Power & Light Co. Project, Series B, 0.27%*, 6/1/2013, LOC: JPMorgan Chase Bank NA	1,375,000	1,375,000
Cohasset, MN, State Power & Light Co. Project, Series A, 0.26%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
		26,005,000
Mississippi 1.0%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.35%*, 12/1/2047, LOC: Wachovia Bank NA	9,255,000	9,255,000
Series A, AMT, 144A, 0.53%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
		18,755,000
Missouri 2.3%
Missouri, State Health & Educational Facilities, 0.19%, 1/9/2013	23,350,000	23,350,000
North Kansas City, MO, State Hospital Revenue, 0.27%*, 11/1/2033, LOC: Bank of America NA	20,660,000	20,660,000
		44,010,000
Nevada 1.3%
Clark County, NV, Airport Revenue, Series D-2B, 0.2%*, 7/1/2040, LOC: Royal Bank of Canada	25,000,000	25,000,000
New Hampshire 0.1%
New Hampshire, State Health & Education Facilities Authority Revenue, Frisbie Memorial Hospital, 0.27%*, 10/1/2013, LOC: TD Bank NA	1,395,000	1,395,000
New Mexico 0.5%
New Mexico, Eclipse Funding Trust Various States, Solar Eclipse, State Finance Authority Revenue, Series 2006-0034, 144A, 0.21%*, 12/15/2013, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,215,000	10,215,000
New York 2.1%
Bethlehem, NY, Industrial Development Agency Revenue, 467 Delaware Avenue LLC Project, Series A, AMT, 0.24%*, 9/1/2033, LOC: Hudson River Bank & Trust Co.	740,000	740,000
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	13,500,000	13,500,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.23%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,600,000	1,600,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.23%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	3,190,000	3,190,000
New York, Barclays Capital Municipal Trust Receipts, Series 6W, 144A, 0.21%*, 3/15/2037, LIQ: Barclays Bank PLC	5,400,000	5,400,000
New York, NY, General Obligation, Series A-4, 0.22%, 10/1/2041, LOC: Sumitomo Bank Ltd	10,000,000	10,000,000
		39,430,000
North Carolina 1.9%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.3%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,695,000	5,695,000
Series 1009, 144A, 0.3%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	15,975,000	15,975,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.21%*, 10/1/2034, LOC: Branch Banking & Trust	5,420,000	5,420,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.22%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, Series A, 0.21%*, 4/1/2029, LOC: Branch Banking & Trust	4,835,000	4,835,000
		36,035,000
Ohio 2.1%
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.49%, 12/1/2041, GTY: Bank of America NA, INS: AMBAC, LIQ: Bank of America NA	30,000,000	30,000,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority, Series C, 144A, 0.35%*, 6/1/2048, LOC: Wachovia Bank NA	9,705,000	9,705,000
		39,705,000
Other 6.5%
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.41%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	9,300,000	9,300,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.29%*, 3/1/2041, LIQ: JPMorgan Chase Bank NA	35,600,000	35,600,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.33%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		125,000,000
Pennsylvania 6.4%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.22%*, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Montgomery County, PA, Redevelopment Authority, Forge Gate Apartments Project, Series A, 0.21%*, 8/15/2031, LIQ: Fannie Mae	1,510,000	1,510,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.23%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	34,000,000	34,000,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series C, 0.2%, 7/1/2024, LOC: PNC Bank NA	43,400,000	43,400,000
Pennsylvania, Wells Fargo Stage Trust Various States, Series 65C, 144A, 0.22%*, 2/15/2042, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	25,330,000	25,330,000
University of Pittsburgh, PA, The Commonwealth Systems of Higher Education, Pittsburgh Assessment Notes, 2.0%, 7/2/2013	17,000,000	17,202,258
		123,442,258
South Carolina 1.1%
Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Prerefunded 12/1/2012 @ 101, 5.5%, 12/1/2028	20,560,000	20,854,084
Tennessee 6.4%
Nashville & Davidson County, TN, Metropolitan Government:
0.19%, 2/20/2013	10,000,000	10,000,000
0.2%, 2/5/2013	17,000,000	16,999,109
0.22%, 11/30/2012	50,000,000	50,000,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, Multi-Family Housing Revenue, Weatherly Ridge Apartments, Series A, AMT, 0.24%*, 12/1/2041, LOC: U.S. Bank NA	3,000,000	3,000,000
Tennessee, Henderson Industrial Development Board Revenue, Arvin Sango Project, Inc., AMT, 0.25%*, 2/1/2042, LOC: Bank of Tokyo-Mitsubishi UFJ	5,000,000	5,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.25%*, 5/1/2016, LOC: BNP Paribas	38,800,000	38,800,000
		123,799,109
Texas 7.7%
Harris County, TX, 0.16%, 11/8/2012	33,000,000	33,000,000
North Texas, Tollway Authority:
0.22%, 12/12/2012	14,400,000	14,400,000
0.22%, 12/13/2012	8,000,000	8,000,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.35%*, 12/1/2047, LOC: Wachovia Bank NA	12,065,000	12,065,000
Texas, A&M University Revenues, 0.17%, 11/7/2012	25,000,000	25,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	45,000,000	45,848,548
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.25%*, 1/1/2051, LOC: Bank of America NA	9,900,000	9,900,000
		148,213,548
Virginia 1.5%
Arlington County, VA, Industrial Development Authority, Multi-Family Revenue, Westover Apartments, Series A, AMT, 0.25%*, 8/1/2047, LIQ: Freddie Mac	3,000,000	3,000,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, "A", Series M024, AMT, 0.26%*, 7/15/2050, LIQ: Freddie Mac	17,475,000	17,475,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.26%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,605,000	8,605,000
		29,080,000
Washington 1.5%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.26%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.22%*, 5/1/2028, LOC: U.S. Bank NA	8,170,000	8,170,000
		28,170,000
Wisconsin 1.4%
Wisconsin, Milwaukee Redevelopment Authority, Redevelopment Lease Revenue, Kenilworth Project, 0.21%*, 9/1/2040, LOC: U.S. Bank NA	4,230,000	4,230,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series A, 0.25%*, 8/1/2030, LOC: U.S. Bank NA	23,500,000	23,500,000
		27,730,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,896,427,993)†	98.7	1,896,427,993
Other Assets and Liabilities, Net	1.3	25,414,482
Net Assets	100.0	1,921,842,475

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2012.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2012.

† The cost for federal income tax purposes was $1,896,427,993.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,896,427,993	$—	$1,896,427,993
Total	$—	$1,896,427,993	$—	$1,896,427,993

There have been no transfers between fair value measurement levels during the period ended October 31, 2012.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2012 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,896,427,993
Cash	4,311,145
Receivable for investments sold	23,701,345
Receivable for Fund shares sold	428,171
Interest receivable	2,529,152
Due from Advisor	9,143
Other assets	139,091
Total assets	1,927,546,040
Liabilities
Payable for investments purchased	5,000,772
Payable for Fund shares redeemed	210,011
Distributions payable	13,704
Accrued management fee	134,548
Accrued Trustees' fees	14,970
Other accrued expenses and payables	329,560
Total liabilities	5,703,565
Net assets, at value	$1,921,842,475
Net Assets Consist of
Undistributed net investment income	481,672
Accumulated net realized gain (loss)	118,948
Paid-in capital	1,921,241,855
Net assets, at value	$1,921,842,475

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2012 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($12,545,574 ÷ 12,540,353 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($62,949,139 ÷ 62,922,925 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share (937,666,313 ÷ 937,276,277 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($287,102,157 ÷ 286,982,551 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($103,812,085 ÷ 103,768,881 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($46,691,329 ÷ 46,671,900 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($155,950,470 ÷ 155,885,579 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($315,125,408 ÷ 314,994,313 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2012 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$2,305,789
Expenses: Management fee	664,254
Administration fee	1,039,226
Services to shareholders	598,671
Distribution and service fees	1,071,491
Custodian fee	15,029
Professional fees	59,609
Reports to shareholders	84,360
Registration fees	69,922
Trustees' fees and expenses	46,558
Other	50,176
Total expenses before expense reductions	3,699,296
Expense reductions	(1,582,932)
Total expenses after expense reductions	2,116,364
Net investment income	189,425
Net realized gain (loss) from investments	118,948
Net increase (decrease) in net assets resulting from operations	$308,373

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Operations: Net investment income	$189,425	$659,723
Net realized gain (loss)	118,948	21,137
Net increase in net assets resulting from operations	308,373	680,860
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(661)	(2,580)
Davidson Cash Equivalent Shares	(3,062)	(13,672)
DWS Tax-Exempt Cash Institutional Shares	(134,326)	(598,543)
DWS Tax-Exempt Money Fund	(18,691)	(115,000)
DWS Tax-Free Money Fund Class S	(5,185)	(28,531)
Service Shares	(3,957)	(16,307)
Tax-Exempt Cash Managed Shares	(7,448)	(35,814)
Tax-Free Investment Class	(16,086)	(64,866)
Total distributions	(189,416)	(875,313)
Fund share transactions: Proceeds from shares sold	1,568,395,381	5,483,352,307
Reinvestment of distributions	105,495	544,506
Cost of shares redeemed	(1,807,499,923)	(5,984,187,987)
Net increase (decrease) in net assets from Fund share transactions	(238,999,047)	(500,291,174)
Increase (decrease) in net assets	(238,880,090)	(500,485,627)
Net assets at beginning of period	2,160,722,565	2,661,208,192
Net assets at end of period (including undistributed net investment income of $481,672 and $481,663, respectively)	$1,921,842,475	$2,160,722,565

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Davidson Cash Equivalent Shares
			Years Ended April 30,
	Six Months Ended 10/31/12 (Unaudited)		2012		2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.009	.025
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000 ***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.009	.025
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.009)	(.025)
Net realized gains	—		—		—		(.000	)***	—	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.009)	(.025)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.01	**	.02		.01		.01		.94	2.53
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	63		62		75		80		67	75
Ratio of expenses before expense reductions (%)	.90	*	.89		.89		.90		.91	.90
Ratio of expenses after expense reductions (%)	.21	*	.22		.35		.43		.86	.85
Ratio of net investment income (%)	.01	*	.01		.01		.01		.92	2.47
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a "Fund" and together, the "Funds").

Money Market Portfolio offers six classes of shares: Capital Assets Funds Shares, Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Premium Reserve Money Market Shares and Service Shares.

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

New Accounting Pronouncement. In December 2011, Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities, was issued and is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the Fund's financial statements.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2012, DWS Money Market Portfolio had net tax basis capital loss carryforwards of approximately $23,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($23,000) and long-term losses ($0).

At April 30, 2012, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $438,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

In addition, from November 1, 2011 through April 30, 2012, DWS Government & Agency Securities Portfolio elects to defer qualified late year losses of approximately $8,800 of net realized short-term capital losses and treat them as arising in the fiscal year ending April 30, 2013.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2012 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement for Money Market Portfolio. Under an Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Money Market Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement to the Money Market Portfolio.

The Money Market Portfolio pays a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to Money Market Portfolio based on its relative net assets, computed and accrued daily and payable monthly, at 1/12 of the following annual rates:
First $500 million of the Funds' combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

For the period from May 1, 2012 through October 31, 2012, the Advisor has agreed to voluntarily waive its fees and/or reimburse certain operating expenses of Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares of the Money Market Portfolio to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.00% and 0.85%, respectively.

The Advisor and D.A. Davidson & Co., the sole sub-distributor, have agreed to voluntarily waive additional expenses. These voluntary waivers may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares of the Money Market Portfolio.

For the six months ended October 31, 2012, the Fund incurred a management fee equivalent to the following annualized effective rate of the Fund's average daily net assets:
Fund	Annualized Effective Rate
Money Market Portfolio	.16%

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Management Agreement for Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Under an Amended and Restated Investment Management Agreement with the Advisor, the Advisor directs the investments of Government & Agency Securities Portfolio and Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The Government & Agency Securities Portfolio and Tax-Exempt Portfolio pay a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

For the period from May 1, 2012 through October 31, 2012, the Advisor has agreed to voluntarily waive its fees and/or reimburse certain operating expenses of the Davidson Cash Equivalent Shares of the Government & Agency Securities Portfolio and Tax-Exempt Portfolio and Davidson Cash Equivalent Plus Shares of the Government & Agency Securities Portfolio to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.00%, 0.85% and 0.85%, respectively.

The Advisor and D.A. Davidson & Co., the sole sub-distributor, have agreed to voluntarily waive additional expenses. These voluntary waivers may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Davidson Cash Equivalent Shares of the Government & Agency Securities Portfolio and Tax-Exempt Portfolio and Davidson Cash Equivalent Plus Shares of the Government & Agency Securities Portfolio.

Accordingly, for the six months ended October 31, 2012, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $967,957, of which $642,113 was waived, resulting in an annualized effective rate of 0.02% of the Fund's average daily net assets.

Accordingly, for the six months ended October 31, 2012, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $664,254, of which $29,963 was waived, resulting in an annualized effective rate of 0.06% of the Fund's average daily net assets.

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2012, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:
Fund	Administration Fee	Unpaid at October 31, 2012
Government & Agency Securities Portfolio	$1,516,027	$227,685
Tax-Exempt Portfolio	$1,039,226	$168,188

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended October 31, 2012, the amounts charged to the Funds by DISC were as follows:
Money Market Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2012
Capital Assets Funds Shares	$879,864	$571,018	$92,206
Capital Assets Funds Preferred Shares	1,470	900	152
Davidson Cash Equivalent Shares	12,028	7,500	867
Davidson Cash Equivalent Plus Shares	932	577	98
Premium Reserve Money Market Shares	37,889	13,506	6,288
Service Shares	1,263,637	771,029	145,933
	$2,195,820	$1,364,530	$245,544

Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2012
Capital Assets Funds Shares	$253,201	$232,428	$18,200
Davidson Cash Equivalent Shares	29,670	27,124	668
Davidson Cash Equivalent Plus Shares	99,350	88,351	5,590
DWS Government & Agency Money Fund	59,021	45,830	9,291
DWS Government Cash Institutional Shares	72,471	72,471	—
Government Cash Managed Shares	95,654	70,220	12,415
Service Shares	140,892	129,370	2,263
	$750,259	$665,794	$48,427

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2012
Capital Assets Funds Shares	$16,512	$15,545	$—
Davidson Cash Equivalent Shares	45,986	41,276	1,494
DWS Tax-Exempt Cash Institutional Shares	77,807	77,807	—
DWS Tax-Exempt Money Fund	49,504	32,385	6,767
DWS Tax-Free Money Fund Class S	33,921	25,739	3,121
Service Shares	98,980	93,237	5,371
Tax-Exempt Cash Managed Shares	52,166	40,021	1,974
Tax-Free Investment Class	179,806	155,468	—
	$554,682	$481,478	$18,727

Pursuant to a fund accounting agreement between DIMA and Money Market Portfolio, DIMA is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of Money Market Portfolio. DIMA has delegated certain fund accounting and record-keeping services to State Street Bank and Trust Company. The costs and expenses of such delegation are paid by DIMA. Money Market Portfolio paid no fee to DIMA for fund accounting and record-keeping services provided under the fund accounting agreement during the period.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2012, the Distribution Fee was as follows:
Money Market Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$1,161,421	$1,161,421	.00%	.33%
Capital Assets Funds Preferred Shares	1,960	1,960	.00%	.20%
Davidson Cash Equivalent Shares	13,889	13,889	.00%	.30%
Davidson Cash Equivalent Plus Shares	907	907	.00%	.25%
Service Shares	3,032,729	3,032,729	.00%	.60%
	$4,210,906	$4,210,906

Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$334,225	$334,225	.00%	.33%
Davidson Cash Equivalent Shares	35,605	35,605	.00%	.30%
Davidson Cash Equivalent Plus Shares	124,187	124,187	.00%	.25%
Service Shares	338,141	338,141	.00%	.60%
	$832,158	$832,158

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$21,796	$21,796	.00%	.33%
Davidson Cash Equivalent Shares	91,972	91,972	.00%	.30%
Service Shares	237,553	237,553	.00%	.60%
Tax-Free Investment Class	402,524	402,524	.00%	.25%
	$753,845	$753,845

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2012, the Service Fee was as follows:
Money Market Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$879,864	$879,864	.00%	.25%
Capital Assets Funds Preferred Shares	980	980	.00%	.10%
Davidson Cash Equivalent Shares	11,574	11,574	.00%	.25%
Davidson Cash Equivalent Plus Shares	726	726	.00%	.20%
Premium Reserve Money Market Shares	61,805	61,805	.00%	.25%
	$954,949	$954,949

Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$253,200	$253,200	.00%	.25%
Davidson Cash Equivalent Shares	29,670	29,670	.00%	.25%
Davidson Cash Equivalent Plus Shares	99,350	99,350	.00%	.20%
Government Cash Managed Shares	179,352	179,352	.00%	.15%
	$561,572	$561,572

Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$16,512	$16,512	.00%	.25%
Davidson Cash Equivalent Shares	76,643	76,643	.00%	.25%
Tax-Exempt Cash Managed Shares	111,784	111,784	.00%	.15%
Tax-Free Investment Class	112,707	112,707	.00%	.07%
	$317,646	$317,646

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended October 31, 2012, the amounts charged to the Funds by DIMA included in the Statement of Operations under "reports to shareholders" were as follows:
Fund	Total Aggregated	Unpaid at October 31, 2012
Money Market Portfolio	$22,022	$8,464
Government & Agency Securities Portfolio	$28,643	$10,618
Tax-Exempt Portfolio	$43,119	$18,820

Trustees' Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

3. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At October 31, 2012, two shareholder accounts held approximately 15% and 10% of the outstanding shares of the Government & Agency Securities Portfolio and two shareholder accounts held approximately 17% and 12% of the outstanding shares of the Tax-Exempt Portfolio.

4. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2012.

5. Share Transactions

The following table summarizes share and dollar activity in the Funds:

Money Market Portfolio
	Six Months Ended October 31, 2012		Year Ended April 30, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	334,826,910	$334,826,910	740,327,726	$740,327,726
Capital Assets Funds Preferred Shares	9,082,565	9,082,565	15,237,717	15,237,717
Davidson Cash Equivalent Shares	2,635,210	2,635,210	5,888,909	5,888,909
Davidson Cash Equivalent Plus Shares	296,184	296,184	303,684	303,684
Premium Reserve Money Market Shares	43,354,516	43,354,516	90,937,663	90,937,663
Service Shares	445,875,997	445,875,997	1,342,380,700	1,342,380,700
		$836,071,382		$2,195,076,399
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	70,362	$70,362	151,503	$151,503
Capital Assets Funds Preferred Shares	490	490	1,677	1,677
Davidson Cash Equivalent Shares	463	463	1,136	1,136
Davidson Cash Equivalent Plus Shares	36	36	101	101
Premium Reserve Money Market Shares	1,654	1,654	3,793	3,793
Service Shares	50,360	50,360	125,945	125,945
		$123,365		$284,155
Shares redeemed
Capital Assets Funds Shares	(370,013,215)	$(370,013,215)	(852,717,812)	$(852,717,812)
Capital Assets Funds Preferred Shares	(8,484,604)	(8,484,604)	(17,403,287)	(17,403,287)
Davidson Cash Equivalent Shares	(2,741,705)	(2,741,705)	(9,655,583)	(9,655,583)
Davidson Cash Equivalent Plus Shares	(275,797)	(275,797)	(906,966)	(906,966)
Premium Reserve Money Market Shares	(51,051,066)	(51,051,066)	(98,084,584)	(98,084,584)
Service Shares	(456,557,644)	(456,557,644)	(2,009,039,110)	(2,009,039,110)
		$(889,124,031)		$(2,987,807,342)
Net increase (decrease)
Capital Assets Funds Shares	(35,115,943)	$(35,115,943)	(112,238,583)	$(112,238,583)
Capital Assets Funds Preferred Shares	598,451	598,451	(2,163,893)	(2,163,893)
Davidson Cash Equivalent Shares	(106,032)	(106,032)	(3,765,538)	(3,765,538)
Davidson Cash Equivalent Plus Shares	20,423	20,423	(603,181)	(603,181)
Premium Reserve Money Market Shares	(7,694,896)	(7,694,896)	(7,143,128)	(7,143,128)
Service Shares	(10,631,287)	(10,631,287)	(666,532,465)	(666,532,465)
		$(52,929,284)		$(792,446,788)

Government & Agency Securities Portfolio
	Six Months Ended October 31, 2012		Year Ended April 30, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	76,249,151	$76,249,151	447,922,936	$447,922,936
Davidson Cash Equivalent Shares	11,127,529	11,127,529	41,768,083	41,768,083
Davidson Cash Equivalent Plus Shares	86,197,821	86,197,821	213,635,877	213,635,877
DWS Government & Agency Money Fund	19,646,675	19,646,675	61,520,170	61,520,170
DWS Government Cash Institutional Shares	7,333,402,740	7,333,402,740	30,092,618,931	30,092,618,931
Government Cash Managed Shares	1,289,952,348	1,289,952,348	2,673,520,482	2,673,520,482
Service Shares	103,426,096	103,426,096	396,307,032	396,307,032
		$8,920,002,360		$33,927,293,511
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	10,130	$10,130	24,434	$24,434
Davidson Cash Equivalent Shares	1,187	1,187	2,343	2,343
Davidson Cash Equivalent Plus Shares	4,973	4,973	7,560	7,560
DWS Government & Agency Money Fund	6,178	6,178	13,959	13,959
DWS Government Cash Institutional Shares	181,743	181,743	644,365	644,365
Government Cash Managed Shares	3,932	3,932	7,755	7,755
Service Shares	5,371	5,371	17,256	17,256
		$213,514		$717,672
Shares redeemed
Capital Assets Funds Shares	(131,479,795)	$(131,479,795)	(495,723,357)	$(495,723,357)
Davidson Cash Equivalent Shares	(13,284,209)	(13,284,209)	(36,015,591)	(36,015,591)
Davidson Cash Equivalent Plus Shares	(89,068,583)	(89,068,583)	(153,400,457)	(153,400,457)
DWS Government & Agency Money Fund	(30,311,544)	(30,311,544)	(92,132,646)	(92,132,646)
DWS Government Cash Institutional Shares	(8,143,893,557)	(8,143,893,557)	(32,152,791,854)	(32,152,791,854)
Government Cash Managed Shares	(1,251,029,035)	(1,251,029,035)	(2,637,952,274)	(2,637,952,274)
Service Shares	(164,493,096)	(164,493,096)	(401,763,556)	(401,763,556)
		$(9,823,559,819)		$(35,969,779,735)
Net increase (decrease)
Capital Assets Funds Shares	(55,220,514)	$(55,220,514)	(47,775,987)	$(47,775,987)
Davidson Cash Equivalent Shares	(2,155,493)	(2,155,493)	5,754,835	5,754,835
Davidson Cash Equivalent Plus Shares	(2,865,789)	(2,865,789)	60,242,980	60,242,980
DWS Government & Agency Money Fund	(10,658,691)	(10,658,691)	(30,598,517)	(30,598,517)
DWS Government Cash Institutional Shares	(810,309,074)	(810,309,074)	(2,059,528,558)	(2,059,528,558)
Government Cash Managed Shares	38,927,245	38,927,245	35,575,963	35,575,963
Service Shares	(61,061,629)	(61,061,629)	(5,439,268)	(5,439,268)
		$(903,343,945)		$(2,041,768,552)

Tax-Exempt Portfolio
	Six Months Ended October 31, 2012		Year Ended April 30, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	17,761,701	$17,761,701	32,054,021	$32,054,021
Davidson Cash Equivalent Shares	46,085,833	46,085,833	121,475,389	121,475,389
DWS Tax-Exempt Cash Institutional Shares	997,937,877	997,937,877	4,080,690,854	4,080,690,854
DWS Tax-Exempt Money Fund	142,463,667	142,463,667	325,873,832	325,873,832
DWS Tax-Free Money Fund Class S	13,446,810	13,446,810	31,868,351	31,868,351
Service Shares	78,277,921	78,277,921	173,964,295	173,964,295
Tax-Exempt Cash Managed Shares	108,404,501	108,404,501	387,004,796	387,004,796
Tax-Free Investment Class	164,017,071	164,017,071	330,420,769	330,420,769
		$1,568,395,381		$5,483,352,307
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	661	$661	2,578	$2,578
Davidson Cash Equivalent Shares	3,062	3,062	13,652	13,652
DWS Tax-Exempt Cash Institutional Shares	58,425	58,425	307,257	307,257
DWS Tax-Exempt Money Fund	18,091	18,091	112,297	112,297
DWS Tax-Free Money Fund Class S	4,983	4,983	27,195	27,195
Service Shares	3,835	3,835	16,265	16,265
Tax-Exempt Cash Managed Shares	528	528	1,546	1,546
Tax-Free Investment Class	15,910	15,910	63,716	63,716
		$105,495		$544,506
Shares redeemed
Capital Assets Funds Shares	(16,819,396)	$(16,819,396)	(31,054,695)	$(31,054,695)
Davidson Cash Equivalent Shares	(44,670,477)	(44,670,477)	(135,004,695)	(135,004,695)
DWS Tax-Exempt Cash Institutional Shares	(1,166,273,612)	(1,166,273,612)	(4,467,264,493)	(4,467,264,493)
DWS Tax-Exempt Money Fund	(168,200,682)	(168,200,682)	(379,194,651)	(379,194,651)
DWS Tax-Free Money Fund Class S	(19,622,754)	(19,622,754)	(46,678,340)	(46,678,340)
Service Shares	(109,637,257)	(109,637,257)	(177,914,611)	(177,914,611)
Tax-Exempt Cash Managed Shares	(118,896,356)	(118,896,356)	(348,035,830)	(348,035,830)
Tax-Free Investment Class	(163,379,389)	(163,379,389)	(399,040,672)	(399,040,672)
		$(1,807,499,923)		$(5,984,187,987)
Net increase (decrease)
Capital Assets Funds Shares	942,966	$942,966	1,001,904	$1,001,904
Davidson Cash Equivalent Shares	1,418,418	1,418,418	(13,515,654)	(13,515,654)
DWS Tax-Exempt Cash Institutional Shares	(168,277,310)	(168,277,310)	(386,266,382)	(386,266,382)
DWS Tax-Exempt Money Fund	(25,718,924)	(25,718,924)	(53,208,522)	(53,208,522)
DWS Tax-Free Money Fund Class S	(6,170,961)	(6,170,961)	(14,782,794)	(14,782,794)
Service Shares	(31,355,501)	(31,355,501)	(3,934,051)	(3,934,051)
Tax-Exempt Cash Managed Shares	(10,491,327)	(10,491,327)	38,970,512	38,970,512
Tax-Free Investment Class	653,592	653,592	(68,556,187)	(68,556,187)
		$(238,999,047)		$(500,291,174)

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Funds limited these expenses; had they not done so, expenses would have been higher for the Davidson Cash Equivalent Shares and the Davidson Cash Equivalent Plus Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2012 to October 31, 2012).

The tables illustrate each Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Davidson Cash Equivalent Shares Expenses and Value of a $1,000 Investment for the six months ended October 31, 2012 (Unaudited)
Actual Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 5/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,000.05	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$1.56	$.86	$1.06
Hypothetical 5% Fund Return
Beginning Account Value 5/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,023.64	$1,024.35	$1,024.15
Expenses Paid per $1,000*	$1.58	$.87	$1.07
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Davidson Cash Equivalent Shares	.31%	.17%	.21%
For more information, please refer to each Fund's prospectus.

Davidson Cash Equivalent Plus Shares Expenses and Value of a $1,000 Investment for the six months ended October 31, 2012 (Unaudited)
Actual Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio
Beginning Account Value 5/1/12	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$1.56	$.86
Hypothetical 5% Fund Return
Beginning Account Value 5/1/12	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,023.64	$1,024.35
Expenses Paid per $1,000*	$1.58	$.87
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio
Davidson Cash Equivalent Plus Shares	.31%	.17%
For more information, please refer to each Fund's prospectus.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In November 2012, the Financial Stability Oversight Committee (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, proposed recommendations for money market fund reform. If the SEC were to adopt one or more of the FSOC proposed recommendations in the future, or if FSOC were to take other steps to establish similar regulations of money market funds in the future, such regulatory action may affect the Fund's operations and/or return potential.

Investment Management Agreement Approval

Money Market Portfolio

The Board of Trustees approved the renewal of Money Market Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2012.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2012, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DWS of lower expense caps for the coming year than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank ("DB"), DWS's parent company, announced that DB's new management team had concluded the strategic review of its global asset management business announced in late 2011 by DB's prior management team, and would combine its Asset Management (of which DWS is a part) and Wealth Management divisions. Prior to approving the investment management agreements, the Independent Trustees were apprised of the expected management and structure of the new combined Asset & Wealth Management division ("AWM") and DWS. DB also advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB and AWM, and that DB would be reinvesting a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into a combined AWM division, including enhancements to its investment capabilities. DB also confirmed its commitment to maintaining strong legal and compliance groups within the combined division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2011, the Fund's gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). Based on Lipper data provided as of December 31, 2011, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Capital Assets Funds Preferred Shares (1st quartile), Davidson Cash Equivalent Shares (2nd quartile), Davidson Cash Equivalent Plus Shares (2nd quartile), Capital Assets Funds Shares (2nd quartile), Premium Reserve Money Market Shares (2nd quartile) and Service Shares (2nd quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DWS. The Board also noted the significant voluntary fee waivers implemented by DWS to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Government & Agency Securities Portfolio

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2012.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2012, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DWS of lower expense caps for the coming year than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank ("DB"), DWS's parent company, announced that DB's new management team had concluded the strategic review of its global asset management business announced in late 2011 by DB's prior management team, and would combine its Asset Management (of which DWS is a part) and Wealth Management divisions. Prior to approving the investment management agreements, the Independent Trustees were apprised of the expected management and structure of the new combined Asset & Wealth Management division ("AWM") and DWS. DB also advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB and AWM, and that DB would be reinvesting a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into a combined AWM division, including enhancements to its investment capabilities. DB also confirmed its commitment to maintaining strong legal and compliance groups within the combined division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2011, the Fund's gross performance (Service Shares) was in the 3rd quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). Based on Lipper data provided as of December 31, 2011, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (1st quartile), Davidson Cash Equivalent Plus Shares (1st quartile), Government Cash Managed Shares (1st quartile), DWS Government & Agency Money Fund shares (1st quartile), Capital Assets Funds Shares (1st quartile), Service Shares (1st quartile), and DWS Government Cash Institutional Shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DWS. The Board also noted the significant voluntary fee waivers implemented by DWS to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Exempt Portfolio

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2012.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2012, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DWS of lower expense caps for the coming year than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank ("DB"), DWS's parent company, announced that DB's new management team had concluded the strategic review of its global asset management business announced in late 2011 by DB's prior management team, and would combine its Asset Management (of which DWS is a part) and Wealth Management divisions. Prior to approving the investment management agreements, the Independent Trustees were apprised of the expected management and structure of the new combined Asset & Wealth Management division ("AWM") and DWS. DB also advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB and AWM, and that DB would be reinvesting a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into a combined AWM division, including enhancements to its investment capabilities. DB also confirmed its commitment to maintaining strong legal and compliance groups within the combined division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2011, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). Based on Lipper data provided as of December 31, 2011, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (1st quartile), Davidson Cash Equivalent Shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), Tax-Free Investment Class shares (1st quartile), Service Shares (1st quartile), DWS Tax-Exempt Cash Institutional Shares (1st quartile), DWS Tax-Free Money Fund Class S shares (1st quartile) and DWS Tax Exempt Money Fund shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DWS. The Board also noted the significant voluntary fee waivers implemented by DWS to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

Notes

Service Center
P. O. Box 219151
Kansas City, MO 64121-7195

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

DCES-3
(R- 025009-2 12/12)

SEMIANNUAL REPORT TO SHAREHOLDERS

Premium Reserve Money Market Shares Fund #97

Money Market Portfolio

October 31, 2012

Contents
4 Portfolio Summary
5 Investment Portfolio
15 Statement of Assets and Liabilities
17 Statement of Operations
18 Statement of Changes in Net Assets
19 Financial Highlights
20 Notes to Financial Statements
28 Information About Your Fund's Expenses
30 Other Information
31 Investment Management Agreement Approval
36 Summary of Management Fee Evaluation by Independent Fee Consultant
40 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2012 (Unaudited)

Money Market Portfolio
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 10.5%
Banco del Estado de Chile:
0.23%, 12/4/2012	5,000,000	4,999,977
0.25%, 11/9/2012	5,000,000	5,000,000
0.25%, 11/20/2012	12,500,000	12,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.3%, 12/13/2012	10,000,000	10,000,000
0.33%, 12/4/2012	6,000,000	6,000,000
China Construction Bank Corp.:
0.35%, 1/2/2013	5,000,000	5,000,000
0.4%, 11/21/2012	7,000,000	7,000,000
DZ Bank:
0.26%, 1/18/2013	6,000,000	6,000,000
0.35%, 11/26/2012	14,000,000	14,000,000
0.36%, 11/20/2012	10,000,000	10,000,000
Industrial & Commercial Bank of China:
0.28%, 11/21/2012	10,000,000	10,000,000
0.28%, 11/28/2012	5,000,000	5,000,000
0.28%, 12/19/2012	5,000,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp., 0.26%, 1/11/2013	3,000,000	3,000,000
Mizuho Corporate Bank Ltd.:
0.23%, 11/9/2012	9,000,000	9,000,000
0.23%, 11/14/2012	8,000,000	8,000,000
Nordea Bank Finland PLC:
0.24%, 2/5/2013	7,000,000	7,000,000
0.31%, 3/18/2013	3,000,000	3,000,000
Norinchukin Bank:
0.27%, 11/2/2012	7,000,000	7,000,000
0.38%, 11/2/2012	3,000,000	3,000,007
Oversea-Chinese Banking Corp., Ltd., 0.2%, 1/22/2013	5,000,000	5,000,000
Rabobank Nederland NV:
0.28%, 11/26/2012	8,000,000	8,000,000
0.4%, 12/14/2012	12,000,000	12,000,429
0.5%, 3/15/2013	12,000,000	12,000,000
Toronto-Dominion Bank, 0.3%, 4/22/2013	5,000,000	5,000,953
Total Certificates of Deposit and Bank Notes (Cost $182,501,366)		182,501,366

Collateralized Mortgage Obligation 0.3%
The Superannuation Members Home Loan Programme, "A1", Series 2012-1, 0.611%*, 3/20/2013 (Cost $5,000,000)	5,000,000	5,000,000
Commercial Paper 38.0%
Issued at Discount** 34.4%
Alpine Securitzation, 144A, 0.205%, 12/17/2012	8,000,000	7,997,904
Antalis U.S. Funding Corp.:
144A, 0.38%, 11/1/2012	6,000,000	6,000,000
144A, 0.4%, 11/1/2012	5,000,000	5,000,000
ANZ National International Ltd., 0.27%, 1/30/2013	3,000,000	2,997,975
Apache Corp., 0.45%, 11/8/2012	977,000	976,915
Autobahn Funding Co., LLC, 144A, 0.31%, 1/7/2013	7,000,000	6,996,092
Barclays Bank PLC, 0.19%, 11/1/2012	10,000,000	10,000,000
Barton Capital LLC, 144A, 0.26%, 11/14/2012	3,000,000	2,999,718
BHP Billiton Finance (U.S.A.) Ltd., 144A, 0.19%, 11/19/2012	10,000,000	9,999,050
Coca-Cola Co., 0.24%, 3/1/2013	13,500,000	13,489,200
Collateralized Commercial Paper Co., LLC:
0.26%, 12/12/2012	5,000,000	4,998,519
0.26%, 12/19/2012	24,500,000	24,491,507
0.28%, 12/6/2012	55,000,000	54,985,028
Commonwealth Bank of Australia, 144A, 0.23%, 1/30/2013	9,000,000	8,994,825
Erste Abwicklungsanstalt:
0.45%, 12/7/2012	8,500,000	8,496,175
0.46%, 4/11/2013	17,500,000	17,463,999
0.48%, 5/2/2013	5,000,000	4,987,867
0.5%, 2/19/2013	4,000,000	3,993,889
0.52%, 12/4/2012	5,000,000	4,997,617
0.54%, 11/9/2012	6,000,000	5,999,280
0.55%, 2/26/2013	10,000,000	9,982,125
0.57%, 1/8/2013	3,500,000	3,496,232
Gotham Funding Corp.:
144A, 0.21%, 11/19/2012	5,000,000	4,999,475
144A, 0.24%, 11/13/2012	10,000,000	9,999,200
Hannover Funding Co., LLC:
0.3%, 11/8/2012	5,000,000	4,999,708
0.3%, 11/15/2012	4,000,000	3,999,533
Kells Funding LLC:
144A, 0.35%, 11/26/2012	17,500,000	17,495,747
144A, 0.42%, 4/2/2013	30,000,000	29,946,800
144A, 0.46%, 4/17/2013	4,000,000	3,991,464
144A, 0.55%, 2/25/2013	3,000,000	2,994,683
144A, 0.56%, 3/20/2013	5,000,000	4,989,189
144A, 0.57%, 3/1/2013	2,000,000	1,996,200
144A, 0.58%, 11/2/2012	5,000,000	4,999,919
144A, 0.59%, 1/22/2013	3,000,000	2,995,968
Kreditanstalt Fuer Wiederaufbau:
144A, 0.2%, 1/17/2013	4,000,000	3,998,289
144A, 0.2%, 1/25/2013	10,000,000	9,995,278
Manhattan Asset Funding Co., LLC, 144A, 0.21%, 11/19/2012	3,000,000	2,999,685
Nestle Capital Corp., 0.26%, 3/22/2013	13,750,000	13,735,998
Nestle Finance International Ltd.:
0.25%, 4/15/2013	5,000,000	4,994,271
0.26%, 3/25/2013	5,000,000	4,994,800
0.27%, 5/7/2013	7,500,000	7,489,481
Nordea North America, Inc.:
0.3%, 3/13/2013	4,000,000	3,995,600
0.31%, 3/18/2013	5,000,000	4,994,101
0.32%, 3/18/2013	10,000,000	9,987,822
NRW.Bank:
0.2%, 11/1/2012	15,000,000	15,000,000
0.2%, 11/8/2012	5,000,000	4,999,806
Rabobank U.S.A. Financial Corp.:
0.41%, 12/27/2012	14,000,000	13,991,071
0.46%, 3/7/2013	5,400,000	5,391,306
Regency Markets No. 1 LLC, 144A, 0.21%, 11/28/2012	17,500,000	17,497,244
SBAB Bank AB:
144A, 0.29%, 1/15/2013	12,500,000	12,492,448
144A, 0.3%, 1/11/2013	10,000,000	9,994,083
144A, 0.31%, 11/27/2012	5,000,000	4,998,881
144A, 0.31%, 12/12/2012	6,000,000	5,997,882
144A, 0.34%, 12/3/2012	10,000,000	9,996,978
144A, 0.35%, 12/5/2012	5,000,000	4,998,347
Scaldis Capital LLC, 0.28%, 11/7/2012	10,000,000	9,999,533
Siemens Capital Co., LLC, 144A, 0.15%, 12/14/2012	5,000,000	4,999,104
Societe Generale North America, Inc., 0.38%, 11/1/2012	6,000,000	6,000,000
Standard Chartered Bank:
0.28%, 12/11/2012	18,000,000	17,994,400
0.29%, 11/30/2012	6,000,000	5,998,598
Straight-A Funding LLC, 144A, 0.18%, 1/2/2013	5,387,000	5,385,330
Sydney Capital Corp., 144A, 0.3%, 1/8/2013	5,000,000	4,997,167
Total Capital Canada Ltd., 144A, 0.2%, 12/6/2012	7,500,000	7,498,542
UOB Funding LLC:
0.24%, 2/22/2013	4,000,000	3,996,987
0.26%, 12/11/2012	4,000,000	3,998,844
0.3%, 11/5/2012	12,500,000	12,499,583
Versailles Commercial Paper LLC:
144A, 0.28%, 11/20/2012	5,000,000	4,999,261
144A, 0.31%, 11/16/2012	5,000,000	4,999,354
Victory Receivables Corp.:
144A, 0.2%, 11/8/2012	10,000,000	9,999,611
144A, 0.24%, 11/7/2012	10,000,000	9,999,600
		598,661,088
Issued at Par* 3.6%
ASB Finance Ltd.:
144A, 0.464%, 2/13/2013	6,000,000	6,000,000
144A, 0.544%, 9/4/2013	8,500,000	8,500,000
144A, 0.664%, 2/1/2013	5,000,000	4,999,747
Australia & New Zealand Banking Group Ltd., 144A, 0.26%, 11/26/2012	25,000,000	25,000,000
BNZ International Funding Ltd., 144A, 0.395%, 10/23/2013	4,000,000	4,000,000
Kells Funding LLC, 144A, 0.44%, 1/17/2013	15,000,000	15,000,000
		63,499,747
Total Commercial Paper (Cost $662,160,835)		662,160,835

Short-Term Notes* 14.2%
Bank of Nova Scotia:
0.33%, 1/9/2013	17,500,000	17,500,000
0.517%, 12/11/2012	12,000,000	12,000,000
Canadian Imperial Bank of Commerce:
0.334%, 4/26/2013	12,000,000	12,000,000
0.525%, 2/7/2013	8,000,000	8,000,000
0.53%, 4/26/2013	17,500,000	17,500,000
Commonwealth Bank of Australia, 144A, 0.478%, 3/1/2013	18,000,000	18,000,000
General Electric Capital Corp., 0.574%, 11/1/2012	5,350,000	5,350,000
JPMorgan Chase Bank NA, 0.468%, 12/7/2012	23,500,000	23,500,000
National Australia Bank Ltd., 0.474%, 3/8/2013	25,000,000	25,000,000
Queensland Treasury Corp., 0.51%, 11/19/2012	14,000,000	14,000,000
Rabobank Nederland NV:
0.417%, 1/23/2013	10,000,000	10,000,000
0.463%, 6/27/2013	5,000,000	5,000,000
0.591%, 5/7/2013	10,000,000	10,000,000
144A, 0.646%, 9/16/2013	12,000,000	12,000,000
Royal Bank of Canada, 0.56%, 6/4/2013	4,500,000	4,500,000
Sumitomo Mitsui Banking Corp., 0.44%, 3/15/2013	8,000,000	8,000,000
Svensk Exportkredit AB, 144A, 0.45%, 5/22/2013	4,000,000	4,000,000
The Goldman Sachs Group, Inc., 0.9%, 11/26/2012	6,000,000	6,002,457
Toronto-Dominion Bank, 0.301%, 4/19/2013	8,500,000	8,503,298
Westpac Banking Corp.:
0.383%, 5/3/2013	12,000,000	12,005,319
0.474%, 8/9/2013	9,000,000	9,000,000
0.621%, 2/6/2013	5,000,000	5,000,000
Total Short-Term Notes (Cost $246,861,074)		246,861,074

Government & Agency Obligations 10.9%
U.S. Government Sponsored Agencies 5.6%
Federal Home Loan Bank:
0.17%, 7/5/2013	7,000,000	6,999,197
0.2%, 11/19/2012	7,000,000	7,000,145
0.23%, 4/25/2013	5,000,000	5,000,000
0.25%*, 11/8/2013	3,500,000	3,498,581
0.36%, 5/16/2013	4,000,000	4,002,401
0.5%, 8/28/2013	7,000,000	7,017,138
Federal Home Loan Mortgage Corp.:
0.128%**, 12/18/2012	3,000,000	2,999,491
0.169%**, 5/29/2013	10,000,000	9,990,131
0.177%**, 1/9/2013	8,000,000	7,997,240
1.375%, 1/9/2013	3,000,000	3,006,635
Federal National Mortgage Association:
0.129%**, 2/19/2013	14,000,000	13,994,439
0.137%**, 12/17/2012	8,000,000	7,998,569
0.159%**, 3/4/2013	10,000,000	9,994,533
4.375%, 3/15/2013	7,500,000	7,616,427
		97,114,927
U.S. Treasury Obligations 5.3%
U.S. Treasury Bill, 0.172%**, 9/19/2013	18,000,000	17,972,228
U.S. Treasury Notes:
0.5%, 5/31/2013	3,500,000	3,506,579
0.625%, 2/28/2013	11,250,000	11,266,954
1.375%, 1/15/2013	29,000,000	29,070,620
1.375%, 3/15/2013	8,200,000	8,236,135
2.5%, 3/31/2013	5,000,000	5,047,752
3.375%, 11/30/2012	8,000,000	8,020,274
4.0%, 11/15/2012	10,000,000	10,014,586
		93,135,128
Total Government & Agency Obligations (Cost $190,250,055)		190,250,055

Time Deposits 2.0%
National Australia Bank Ltd., 0.16%, 11/1/2012	14,000,000	14,000,000
Royal Bank of Canada, 0.15%, 11/1/2012	20,000,000	20,000,000
Total Time Deposits (Cost $34,000,000)		34,000,000

Municipal Bonds and Notes 1.9%
Texas, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4264, 144A, 0.23%***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	20,000,000	20,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	13,000,000	13,244,682
Total Municipal Bonds and Notes (Cost $33,244,682)		33,244,682

Repurchase Agreements 22.2%
Barclays Capital PLC, 0.23%, dated 10/29/2012, to be repurchased at $30,001,342 on 11/5/2012 (a)	30,000,000	30,000,000
BNP Paribas, 0.33%, dated 10/31/2012, to be repurchased at $14,500,133 on 11/1/2012 (b)	14,500,000	14,500,000
Citigroup Global Markets, Inc., 0.24%, dated 10/25/2012, to be repurchased at $100,004,667 on 11/1/2012 (c)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.27%, dated 10/31/2012, to be repurchased at $30,000,225 on 11/1/2012 (d)	30,000,000	30,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.25%, dated 10/31/2012, to be repurchased at $36,000,250 on 11/1/2012 (e)	36,000,000	36,000,000
JPMorgan Securities, Inc., 0.18%, dated 10/29/2012, to be repurchased at $12,500,438 on 11/5/2012 (f)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.25%, dated 10/31/2012, to be repurchased at $12,500,087 on 11/1/2012 (g)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.33%, dated 10/12/2012, to be repurchased at $20,005,133 on 11/9/2012 (h)	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 0.25%, dated 10/31/2012, to be repurchased at $852,606 on 11/1/2012 (i)	852,600	852,600
Merrill Lynch & Co., Inc., 0.3%, dated 10/31/2012, to be repurchased at $65,000,542 on 11/1/2012 (j)	65,000,000	65,000,000
The Goldman Sachs & Co., 0.23%, dated 10/29/2012, to be repurchased at $20,000,383 on 11/1/2012 (k)	20,000,000	20,000,000
Toronto-Dominion Bank, 0.24%, dated 10/31/2012, to be repurchased at $25,000,167 on 11/1/2012 (l)	25,000,000	25,000,000
Toronto-Dominion Bank, 0.25%, dated 10/31/2012, to be repurchased at $20,000,972 on 11/7/2012 (m)	20,000,000	20,000,000
Total Repurchase Agreements (Cost $386,352,600)		386,352,600

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,740,370,612)†	100.0	1,740,370,612
Other Assets and Liabilities, Net	0.0	160,124
Net Assets	100.0	1,740,530,736

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2012.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2012.

† The cost for federal income tax purposes was $1,740,370,612.

(a) Collateralized by $30,630,300 U.S. Treasury Bond, 0.25%, maturing on 1/15/2015 with a value of $30,600,089.

(b) Collateralized by $13,509,943 Government National Mortgage Association, 4.0%, maturing on 5/20/2042 with a value of $14,790,001.

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
38,613,382	Federal Home Loan Mortgage Corp.	2.233-4.0	5/1/2025- 10/1/2042	41,360,849
56,258,123	Federal National Mortgage Association	3.5-4.5	7/1/2024- 10/1/2040	60,790,401
Total Collateral Value				102,151,250

(d) Collateralized by $19,508,300 U.S. Treasury Inflation-Indexed Bond, 2.125%, maturing on 2/15/2041 with a value of $30,600,044.

(e) Collateralized by $36,695,000 U.S. Treasury Note, 0.25%, maturing on 1/31/2014 with a value of $36,723,805.

(f) Collateralized by $17,873,000 U.S. Treasury STRIPS, maturing on 8/15/2026 with a value of $12,750,061.

(g) Collateralized by $16,291,700 U.S. Treasury STRIPS, with various maturity dates of 11/15/2021-8/15/2026 with a value of $12,750,065.

(h) Collateralized by $20,980,400 SLM Student Loan Trust, 0.915%, maturing on 10/25/2023 with a value of $20,600,280.

(i) Collateralized by $869,900 U.S. Treasury Bill, maturing on 1/10/2013 with a value of $869,743.

(j) Collateralized by $62,911,468 Federal National Mortgage Association, with various coupon rates 3.0-4.0%, maturing on 11/1/2042 with a value of $66,300,001.

(k) Collateralized by $18,948,275 Federal National Mortgage Association, with various coupon rates 3.0-4.5%, with various maturity dates of 9/1/2022-1/1/2041 with a value of $20,400,000.

(l) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,685,803	Georgia Power Co.	5.65	3/1/2037	3,437,685
15,000,000	Pepsi Bottling Group, Inc.	7.0	3/1/2029	22,101,550
245,392	The Goldman Sachs Group, Inc.	6.125	2/15/2033	281,609
Total Collateral Value				25,820,844

(m) Collateralized by $18,553,600 U.S. Treasury Note, 4.25%, maturing on 11/15/2014 with a value of $20,400,011.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIQ: Liquidity Facility

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (n)	$—	$1,354,018,012	$—	$1,354,018,012
Repurchase Agreements	—	386,352,600	—	386,352,600
Total	$—	$1,740,370,612	$—	$1,740,370,612

There have been no transfers between fair value measurement levels during the period ended October 31, 2012.

(n) See Investment Portfolio for additional categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2012 (Unaudited)
Assets	Money Market Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,354,018,012
Repurchase agreements, valued at amortized cost	386,352,600
Total investments in securities, valued at amortized cost	1,740,370,612
Receivable for Fund shares sold	69,762
Interest receivable	881,792
Due from Advisor	34
Other assets	99,937
Total assets	1,741,422,137
Liabilities
Cash overdraft	36,337
Payable for Fund shares redeemed	19,615
Accrued management fee	245,689
Accrued Trustees' fees	14,346
Other accrued expenses and payables	575,414
Total liabilities	891,401
Net assets, at value	$1,740,530,736
Net Assets Consist of
Undistributed net investment income	39,089
Accumulated net realized gain (loss)	(22,710)
Paid-in capital	1,740,514,357
Net assets, at value	$1,740,530,736

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2012 (Unaudited) (continued)
Net Asset Value	Money Market Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($698,583,373 ÷ 698,219,219 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Capital Assets Funds Preferred Shares Net Asset Value, offering and redemption price per share ($3,152,462 ÷ 3,150,819 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($9,252,319 ÷ 9,247,495 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($728,429 ÷ 728,049 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Premium Reserve Money Market Shares Net Asset Value, offering and redemption price per share ($46,763,815 ÷ 46,739,442 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($982,050,338 ÷ 981,538,438 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2012 (Unaudited)
Investment Income	Money Market Portfolio
Income: Interest	$2,849,389
Expenses: Management fee	1,448,875
Services to shareholders	2,223,006
Distribution and service fees	5,165,855
Custodian fee	24,291
Professional fees	60,431
Reports to shareholders	199,390
Registration fees	63,962
Trustees' fees and expenses	40,557
Other	29,154
Total expenses before expense reductions	9,255,521
Expense reductions	(6,530,385)
Total expenses after expense reductions	2,725,136
Net investment income	124,253
Net realized gain (loss) from investments	371
Net increase (decrease) in net assets resulting from operations	$124,624

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Operations: Net investment income	$124,253	$287,114
Net realized gain (loss)	371	(23,081)
Net increase in net assets resulting from operations	124,624	264,033
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(70,362)	(151,966)
Capital Assets Funds Preferred Shares	(490)	(1,683)
Davidson Cash Equivalent Shares	(463)	(1,139)
Davidson Cash Equivalent Plus Shares	(36)	(101)
Premium Reserve Money Market Shares	(2,391)	(5,559)
Service Shares	(50,511)	(126,660)
Total distributions	(124,253)	(287,108)
Fund share transactions: Proceeds from shares sold	836,071,382	2,195,076,399
Reinvestment of distributions	123,365	284,155
Cost of shares redeemed	(889,124,031)	(2,987,807,342)
Net increase (decrease) in net assets from Fund share transactions	(52,929,284)	(792,446,788)
Increase (decrease) in net assets	(52,928,913)	(792,469,863)
Net assets at beginning of period	1,793,459,649	2,585,929,512
Net assets at end of period (including undistributed net investment income of $39,089 and $39,089, respectively)	$1,740,530,736	$1,793,459,649

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Money Market Portfolio Premium Reserve Money Market Shares
			Years Ended April 30,
	Six Months Ended 10/31/12 (Unaudited)		2012		2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.001		.016	.043
Net realized gain (loss)	.000	***	(.000	)***	.000	***	.000	***	.000 ***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.001		.016	.043
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.001)		(.016)	(.043)
Net realized gains	—		—		—		(.000	)***	—	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.001)		(.016)	(.043)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)	.01	a**	.01	a	.01	a	.06	a	1.65	4.38	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47		54		62		70		411	404
Ratio of expenses before expense reductions (%)	.62	*	.61		.58		.56		.56	.57
Ratio of expenses after expense reductions (%)	.31	*	.26		.35		.46		.56	.57
Ratio of net investment income (%)	.01	*	.01		.01		.05		1.60	4.24
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Money Market Portfolio (the "Fund").

Money Market Portfolio offers six classes of shares: Capital Assets Funds Shares, Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Premium Reserve Money Market Shares and Service Shares.

The financial highlights for all classes of shares, other than Premium Reserve Money Market Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In December 2011, Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities, was issued and is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the Fund's financial statements.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2012, the Fund had net tax basis capital loss carryforwards of approximately $23,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($23,000) and long-term losses ($0).

The Fund has reviewed the tax positions for the open tax years as of April 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement to the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three funds in the Trust and allocated to Money Market Portfolio based on its relative net assets, accrued daily and payable monthly, at 1/12 of the following annual rates:
First $500 million of the Funds' combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Premium Reserve Money Market Shares.

For the six months ended October 31, 2012, the Fund incurred a management fee equivalent to the following annualized effective rate of the Fund's average daily net assets:
Fund	Annualized Effective Rate
Money Market Portfolio	.16%

The Advisor has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2012, the amounts charged to the Fund by DISC were as follows:
Money Market Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2012
Capital Assets Funds Shares	$879,864	$571,018	$92,206
Capital Assets Funds Preferred Shares	1,470	900	152
Davidson Cash Equivalent Shares	12,028	7,500	867
Davidson Cash Equivalent Plus Shares	932	577	98
Premium Reserve Money Market Shares	37,889	13,506	6,288
Service Shares	1,263,637	771,029	145,933
	$2,195,820	$1,364,530	$245,544

Pursuant to a fund accounting agreement between DIMA and the Fund, DIMA is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. DIMA has delegated certain fund accounting and record-keeping services to State Street Bank and Trust Company. The costs and expenses of such delegation are paid by DIMA. The Fund paid no fee to DIMA for fund accounting and record-keeping services provided under the fund accounting agreement during the period.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2012, the Distribution Fee was as follows:
Money Market Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$1,161,421	$1,161,421	.00%	.33%
Capital Assets Funds Preferred Shares	1,960	1,960	.00%	.20%
Davidson Cash Equivalent Shares	13,889	13,889	.00%	.30%
Davidson Cash Equivalent Plus Shares	907	907	.00%	.25%
Service Shares	3,032,729	3,032,729	.00%	.60%
	$4,210,906	$4,210,906

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2012, the Service Fee was as follows:
Money Market Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$879,864	$879,864	.00%	.25%
Capital Assets Funds Preferred Shares	980	980	.00%	.10%
Davidson Cash Equivalent Shares	11,574	11,574	.00%	.25%
Davidson Cash Equivalent Plus Shares	726	726	.00%	.20%
Premium Reserve Money Market Shares	61,805	61,805	.00%	.25%
	$954,949	$954,949

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2012
Money Market Portfolio	$22,022	$8,464

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

3. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2012.

4. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Money Market Portfolio
	Six Months Ended October 31, 2012		Year Ended April 30, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	334,826,910	$334,826,910	740,327,726	$740,327,726
Capital Assets Funds Preferred Shares	9,082,565	9,082,565	15,237,717	15,237,717
Davidson Cash Equivalent Shares	2,635,210	2,635,210	5,888,909	5,888,909
Davidson Cash Equivalent Plus Shares	296,184	296,184	303,684	303,684
Premium Reserve Money Market Shares	43,354,516	43,354,516	90,937,663	90,937,663
Service Shares	445,875,997	445,875,997	1,342,380,700	1,342,380,700
		$836,071,382		$2,195,076,399
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	70,362	$70,362	151,503	$151,503
Capital Assets Funds Preferred Shares	490	490	1,677	1,677
Davidson Cash Equivalent Shares	463	463	1,136	1,136
Davidson Cash Equivalent Plus Shares	36	36	101	101
Premium Reserve Money Market Shares	1,654	1,654	3,793	3,793
Service Shares	50,360	50,360	125,945	125,945
		$123,365		$284,155
Shares redeemed
Capital Assets Funds Shares	(370,013,215)	$(370,013,215)	(852,717,812)	$(852,717,812)
Capital Assets Funds Preferred Shares	(8,484,604)	(8,484,604)	(17,403,287)	(17,403,287)
Davidson Cash Equivalent Shares	(2,741,705)	(2,741,705)	(9,655,583)	(9,655,583)
Davidson Cash Equivalent Plus Shares	(275,797)	(275,797)	(906,966)	(906,966)
Premium Reserve Money Market Shares	(51,051,066)	(51,051,066)	(98,084,584)	(98,084,584)
Service Shares	(456,557,644)	(456,557,644)	(2,009,039,110)	(2,009,039,110)
		$(889,124,031)		$(2,987,807,342)
Net increase (decrease)
Capital Assets Funds Shares	(35,115,943)	$(35,115,943)	(112,238,583)	$(112,238,583)
Capital Assets Funds Preferred Shares	598,451	598,451	(2,163,893)	(2,163,893)
Davidson Cash Equivalent Shares	(106,032)	(106,032)	(3,765,538)	(3,765,538)
Davidson Cash Equivalent Plus Shares	20,423	20,423	(603,181)	(603,181)
Premium Reserve Money Market Shares	(7,694,896)	(7,694,896)	(7,143,128)	(7,143,128)
Service Shares	(10,631,287)	(10,631,287)	(666,532,465)	(666,532,465)
		$(52,929,284)		$(792,446,788)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Premium Reserve Money Market Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2012 to October 31, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2012 (Unaudited)
Actual Fund Return	Premium Reserve Money Market Shares
Beginning Account Value 5/1/12	$1,000.00
Ending Account Value 10/31/12	$1,000.05
Expenses Paid per $1,000*	$1.56
Hypothetical 5% Fund Return
Beginning Account Value 5/1/12	$1,000.00
Ending Account Value 10/31/12	$1,023.64
Expenses Paid per $1,000*	$1.58
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
Premium Reserve Money Market Shares	.31%
For more information, please refer to the Fund's prospectus.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In November 2012, the Financial Stability Oversight Committee (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, proposed recommendations for money market fund reform. If the SEC were to adopt one or more of the FSOC proposed recommendations in the future, or if FSOC were to take other steps to establish similar regulations of money market funds in the future, such regulatory action may affect the Fund's operations and/or return potential.

Investment Management Agreement Approval

The Board of Trustees approved the renewal of Money Market Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2012.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2012, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DWS of lower expense caps for the coming year than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank ("DB"), DWS's parent company, announced that DB's new management team had concluded the strategic review of its global asset management business announced in late 2011 by DB's prior management team, and would combine its Asset Management (of which DWS is a part) and Wealth Management divisions. Prior to approving the investment management agreements, the Independent Trustees were apprised of the expected management and structure of the new combined Asset & Wealth Management division ("AWM") and DWS. DB also advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB and AWM, and that DB would be reinvesting a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into a combined AWM division, including enhancements to its investment capabilities. DB also confirmed its commitment to maintaining strong legal and compliance groups within the combined division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2011, the Fund's gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). Based on Lipper data provided as of December 31, 2011, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Capital Assets Funds Preferred Shares (1st quartile), Davidson Cash Equivalent Shares (2nd quartile), Davidson Cash Equivalent Plus Shares (2nd quartile), Capital Assets Funds Shares (2nd quartile), Premium Reserve Money Market Shares (2nd quartile) and Service Shares (2nd quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DWS. The Board also noted the significant voluntary fee waivers implemented by DWS to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

Service Center
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Kansas City, MO 64121-7195

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CATP-3
(R-025010-2 12/12)

OCTOBER 31, 2012 Semiannual Report to Shareholders

Government & Agency Securities Portfolio DWS Government Cash Institutional Shares Fund #250 Government Cash Managed Shares Fund #254

Contents
3 Portfolio Summary
4 Investment Portfolio
9 Statement of Assets and Liabilities
11 Statement of Operations
12 Statement of Changes in Net Assets
13 Financial Highlights
15 Notes to Financial Statements
23 Information About Your Fund's Expenses
25 Other Information
26 Investment Management Agreement Approval
31 Summary of Management Fee Evaluation by Independent Fee Consultant
35 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2012 (Unaudited)

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Commercial Paper 3.8%
Issued at Discount*
Straight-A Funding LLC:
144A, 0.18%, 11/7/2012	75,000,000	74,997,750
144A, 0.18%, 1/2/2013	25,000,000	24,992,250
Total Commercial Paper (Cost $99,990,000)		99,990,000

Government & Agency Obligations 48.8%
U.S. Government Sponsored Agencies 41.5%
Federal Farm Credit Bank:
0.15%, 2/15/2013	24,000,000	23,995,225
0.219%*, 5/23/2013	10,000,000	9,987,594
Federal Home Loan Bank:
0.125%, 3/5/2013	10,000,000	9,996,691
0.139%*, 1/18/2013	55,000,000	54,983,317
0.144%*, 11/9/2012	25,000,000	24,999,111
0.15%*, 11/13/2012	20,000,000	19,998,933
0.154%**, 4/4/2013	20,000,000	19,998,815
0.16%*, 11/1/2012	17,000,000	17,000,000
0.169%*, 4/19/2013	50,000,000	49,960,097
0.17%, 1/23/2013	35,000,000	34,998,144
0.17%, 2/11/2013	22,375,000	22,370,663
0.17%, 7/5/2013	30,000,000	29,996,557
0.18%, 11/21/2012	10,000,000	9,999,955
0.2%, 11/19/2012	15,000,000	15,000,312
0.21%, 1/8/2013	10,000,000	9,999,716
0.22%, 4/19/2013	50,000,000	49,996,959
0.22%**, 7/25/2013	25,000,000	24,999,071
0.22%**, 7/26/2013	15,000,000	14,998,903
0.25%**, 11/8/2013	27,000,000	26,989,050
0.26%**, 11/15/2013	12,500,000	12,494,753
0.275%**, 11/4/2013	49,000,000	48,987,519
0.31%, 5/16/2013	20,755,000	20,762,439
0.35%**, 5/17/2013	38,000,000	38,000,000
0.36%**, 4/5/2013	22,500,000	22,499,026
0.36%**, 4/12/2013	22,000,000	21,999,011
0.36%, 5/16/2013	27,500,000	27,516,506
0.5%, 8/28/2013	24,000,000	24,058,759
1.75%, 3/8/2013	10,000,000	10,053,155
3.375%, 2/27/2013	10,680,000	10,790,446
Federal Home Loan Mortgage Corp.:
0.118%*, 1/8/2013	15,000,000	14,996,600
0.149%*, 3/19/2013	30,000,000	29,982,750
0.15%*, 6/12/2013	25,000,000	24,976,771
0.154%**, 9/13/2013	75,000,000	74,997,101
0.168%*, 1/9/2013	25,000,000	24,991,854
0.169%*, 5/29/2013	20,000,000	19,980,261
0.177%*, 1/9/2013	35,000,000	34,987,925
1.375%, 1/9/2013	25,000,000	25,055,295
3.5%, 5/29/2013	10,500,000	10,696,576
Federal National Mortgage Association:
0.129%*, 2/19/2013	11,000,000	10,995,631
0.137%*, 12/17/2012	15,000,000	14,997,317
0.149%*, 2/6/2013	22,000,000	21,991,108
0.169%*, 3/20/2013	38,000,000	37,975,057
1.5%, 6/26/2013	10,000,000	10,084,433
4.375%, 3/15/2013	25,000,000	25,388,091
		1,089,527,497
U.S. Treasury Obligations 7.3%
U.S. Treasury Bill, 0.172%*, 9/19/2013	26,000,000	25,959,884
U.S. Treasury Notes:
0.25%, 10/31/2013	10,000,000	10,003,812
0.5%, 5/31/2013	16,500,000	16,531,017
0.5%, 10/15/2013	25,000,000	25,070,245
1.375%, 11/15/2012	25,000,000	25,011,958
1.375%, 1/15/2013	25,000,000	25,059,835
2.875%, 1/31/2013	20,000,000	20,134,167
3.375%, 11/30/2012	20,000,000	20,050,712
4.0%, 11/15/2012	25,000,000	25,036,465
		192,858,095
Total Government & Agency Obligations (Cost $1,282,385,592)		1,282,385,592

Repurchase Agreements 47.3%
Barclays Capital PLC, 0.23%, dated 10/29/2012, to be repurchased at $55,002,460 on 11/5/2012 (a)	55,000,000	55,000,000
BNP Paribas, 0.3%, dated 10/31/2012, to be repurchased at $81,000,675 on 11/1/2012 (b)	81,000,000	81,000,000
BNP Paribas, 0.33%, dated 10/31/2012, to be repurchased at $291,002,668 on 11/1/2012 (c)	291,000,000	291,000,000
Credit Suisse, 0.25%, dated 10/31/2012, to be repurchased at $144,001,000 on 11/1/2012 (d)	144,000,000	144,000,000
JPMorgan Securities, Inc., 0.18%, dated 10/29/2012, to be repurchased at $12,500,438 on 11/5/2012 (e)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.25%, dated 10/31/2012, to be repurchased at $12,500,087 on 11/1/2012 (f)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.27%, dated 10/31/2012, to be repurchased at $99,000,743 on 11/1/2012 (g)	99,000,000	99,000,000
Merrill Lynch & Co., Inc., 0.25%, dated 10/31/2012, to be repurchased at $28,967,078 on 11/1/2012 (h)	28,966,877	28,966,877
Merrill Lynch & Co., Inc., 0.3%, dated 10/31/2012, to be repurchased at $224,001,867 on 11/1/2012 (i)	224,000,000	224,000,000
Morgan Stanley & Co., Inc., 0.3%, dated 10/31/2012, to be repurchased at $150,001,250 on 11/1/2012 (j)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.23%, dated 10/29/2012, to be repurchased at $45,000,863 on 11/1/2012 (k)	45,000,000	45,000,000
The Toronto-Dominion Bank, 0.25%, dated 10/31/2012, to be repurchased at $100,004,861 on 11/7/2012	100,000,000	100,000,000
Total Repurchase Agreements (Cost $1,242,966,877)		1,242,966,877

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,625,342,469)†	99.9	2,625,342,469
Other Assets and Liabilities, Net	0.1	1,565,625
Net Assets	100.0	2,626,908,094

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2012.

† The cost for federal income tax purposes was $2,625,342,469.

(a) Collateralized by $48,472,100 U.S. Treasury Notes, with various coupon rates from 0.25-3.625%, with various maturity dates of 9/15/2015-2/15/2020 with a value of $56,100,071.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
52,830,000	Federal Home Loan Bank	0.45	7/30/2014	52,905,943
25,650,000	Federal Home Loan Mortgage Corp.	0.375-5.5	11/30/2012-8/1/2019	29,714,407
Total Collateral Value				82,620,350

(c) Collateralized by $275,658,120 Government National Mortgage Association, with various coupon rates from 3.0-3.5%, with various maturity dates of 8/20/2042-9/20/2042 with a value of $296,820,001.

(d) Collateralized by $146,990,000 U.S. Treasury Note, 0.25%, maturing on 9/30/2014 with a value of $146,883,130.

(e) Collateralized by $19,022,800 U.S. Treasury STRIPS, with various maturity dates of 2/15/2026-5/15/2033 with a value of $12,750,020.

(f) Collateralized by $17,527,300 U.S. Treasury STRIPS, with various maturity dates of 8/15/2025-8/15/2026 with a value of $12,752,698.

(g) Collateralized by $93,584,722 Federal National Mortgage Association, with various coupon rates from 4.0-4.5%, with various maturity dates of 7/1/2026-8/1/2041 with a value of $100,982,969.

(h) Collateralized by $29,551,600 U.S. Treasury Bill, maturing on 1/10/2013 with a value of $29,546,281.

(i) Collateralized by $215,725,252 Federal National Mortgage Association, with various coupon rates from 2.357-4.0%, with various maturity dates of 5/1/2026-9/1/2042 with a value of $228,480,000.

(j) Collateralized by $145,168,286 Federal Home Loan Mortgage Corp., with various coupon rates from 2.386-5.345%, with various maturity dates of 9/1/2038-10/1/2042 with a value of $153,000,001.

(k) Collateralized by $41,927,724 Federal National Mortgage Association, with various coupon rates from 4.5-5.0%, with various maturity dates of 7/1/2031-10/1/2031 with a value of $45,900,001.

(l) Collateralized by $97,504,400 U.S. Treasury Note, 1.875%, maturing on 6/30/2015 with a value of $102,000,034.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (m)	$—	$1,382,375,592	$—	$1,382,375,592
Repurchase Agreements	—	1,242,966,877	—	1,242,966,877
Total	$—	$2,625,342,469	$—	$2,625,342,469

There have been no transfers between fair value measurement levels during the period ended October 31, 2012.

(m) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2012 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,382,375,592
Repurchase agreements, valued at amortized cost	1,242,966,877
Total investments in securities, valued at amortized cost	2,625,342,469
Receivable for Fund shares sold	187,503
Interest receivable	2,027,247
Due from Advisor	13,716
Other assets	115,538
Total assets	2,627,686,473
Liabilities
Cash overdraft	317,719
Distributions payable	24,218
Accrued management fee	116,680
Accrued Trustees' fees	34,768
Other accrued expenses and payables	284,994
Total liabilities	778,379
Net assets, at value	$2,626,908,094
Net Assets Consist of
Undistributed net investment income	201,502
Accumulated net realized gain (loss)	(445,816)
Paid-in capital	2,627,152,408
Net assets, at value	$2,626,908,094

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2012 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($181,356,325 ÷ 181,371,968 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($22,655,928 ÷ 22,657,882 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($90,633,615 ÷ 90,641,432 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($128,836,564 ÷ 128,847,675 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($1,902,206,645 ÷ 1,902,370,705 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($254,313,620 ÷ 254,335,556 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($46,905,397 ÷ 46,909,442 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2012 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$2,730,612
Expenses: Management fee	967,957
Administration fee	1,516,027
Services to shareholders	792,225
Distribution and service fees	1,393,730
Custodian fee	30,722
Professional fees	66,542
Reports to shareholders	77,402
Registration fees	65,674
Trustees' fees and expenses	82,083
Other	66,641
Total expenses before expense reductions	5,059,003
Expense reductions	(2,701,637)
Total expenses after expense reductions	2,357,366
Net investment income	373,246
Net realized gain (loss) from investments	963
Net increase (decrease) in net assets resulting from operations	$374,209

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Operations: Net investment income	$373,246	$1,255,673
Net realized gain (loss)	963	155,718
Net increase in net assets resulting from operations	374,209	1,411,391
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(10,130)	(24,512)
Davidson Cash Equivalent Shares	(1,187)	(2,348)
Davidson Cash Equivalent Plus Shares	(4,973)	(7,569)
DWS Government & Agency Money Fund	(6,295)	(14,615)
DWS Government Cash Institutional Shares	(333,072)	(1,165,027)
Government Cash Managed Shares	(11,944)	(24,030)
Service Shares	(5,635)	(17,564)
Total distributions	(373,236)	(1,255,665)
Fund share transactions: Proceeds from shares sold	8,920,002,360	33,927,293,511
Reinvestment of distributions	213,514	717,672
Cost of shares redeemed	(9,823,559,819)	(35,969,779,735)
Net increase (decrease) in net assets from Fund share transactions	(903,343,945)	(2,041,768,552)
Increase (decrease) in net assets	(903,342,972)	(2,041,612,826)
Net assets at beginning of period	3,530,251,066	5,571,863,892
Net assets at end of period (including undistributed net investment income of $201,502 and $201,492, respectively)	$2,626,908,094	$3,530,251,066

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio DWS Government Cash Institutional Shares
			Years Ended April 30,
	Six Months Ended 10/31/12 (Unaudited)		2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.001		.001		.015		.044
Net realized gain (loss)	.000	***	.000	***	(.000	)***	.000	***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.001		.001		.015		.044
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.001)		(.001)		(.015)		(.015)
Net realized gains	—		—		—		(.000	)***	—		—
Total distributions	(.000	)***	(.000	)***	(.001)		(.001)		(.015)		(.015)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.02	**	.04		.06		.14		1.49		4.51
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,902		2,713		4,772		6,899		14,646		1,156
Ratio of expenses before expense reductions (%)	.20	*	.19		.19		.19		.21		.23
Ratio of expenses after expense reductions (%)	.15	*	.08		.16		.18		.20		.21
Ratio of net investment income (%)	.03	*	.04		.07		.14		.94	b	4.24
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Government & Agency Securities Portfolio Government Cash Managed Shares
Six Months Ended 10/31/12 (Unaudited)			Years Ended April 30,
			2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.013		.042
Net realized gain (loss)	.000	***	.000	***	(.000	)***	.000	***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.013		.042
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.013)		(.042)
Net realized gains	—		—		—		(.000	)***	—		—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.013)		(.042)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.02		1.27		4.27
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	254		215		180		280		477		379
Ratio of expenses before expense reductions (%)	.42	*	.41		.41		.42		.44		.44
Ratio of expenses after expense reductions (%)	.17	*	.11		.22		.31		.43		.42
Ratio of net investment income (%)	.01	*	.01		.01		.02		1.05	b	4.03
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Government & Agency Securities Portfolio (the "Fund").

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than DWS Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In December 2011, Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities, was issued and is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the Fund's financial statements.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2012, the Fund had a net tax basis capital loss carryforward of approximately $438,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

In addition, from November 1, 2011 through April 30, 2012, the Fund elects to defer qualified late year losses of approximately $8,800 of net realized short-term capital losses and treat them as arising in the fiscal year ending April 30, 2013.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2012 through September 30, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.23% and 0.46%, respectively.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government Cash Institutional Shares and Government Cash Managed Shares.

Accordingly, for the six months ended October 31, 2012, the Advisor earned a management fee on the Fund aggregating $967,957, of which $642,113 was waived, resulting in an annualized effective rate of 0.02% of the Fund's average daily net assets.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2012, the Administration Fee was as follows:
	Administration Fee	Unpaid at October 31, 2012
Government & Agency Securities Portfolio	$1,516,027	$227,685

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2012, the amounts charged to the Fund by DISC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2012
Capital Assets Funds Shares	$253,201	$232,428	$18,200
Davidson Cash Equivalent Shares	29,670	27,124	668
Davidson Cash Equivalent Plus Shares	99,350	88,351	5,590
DWS Government & Agency Money Fund	59,021	45,830	9,291
DWS Government Cash Institutional Shares	72,471	72,471	—
Government Cash Managed Shares	95,654	70,220	12,415
Service Shares	140,892	129,370	2,263
	$750,259	$665,794	$48,427

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2012, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$334,225	$334,225	.00%	.33%
Davidson Cash Equivalent Shares	35,605	35,605	.00%	.30%
Davidson Cash Equivalent Plus Shares	124,187	124,187	.00%	.25%
Service Shares	338,141	338,141	.00%	.60%
	$832,158	$832,158

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2012, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$253,200	$253,200	.00%	.25%
Davidson Cash Equivalent Shares	29,670	29,670	.00%	.25%
Davidson Cash Equivalent Plus Shares	99,350	99,350	.00%	.20%
Government Cash Managed Shares	179,352	179,352	.00%	.15%
	$561,572	$561,572

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" expenses was as follows:
	Total Aggregated	Unpaid at October 31, 2012
Government & Agency Securities Portfolio	$28,643	$10,618

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

3. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2012, there were two shareholder accounts that held approximately 15% and 10% of the outstanding shares of the Fund.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2012.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio
	Six Months Ended October 31, 2012		Year Ended April 30, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	76,249,151	$76,249,151	447,922,936	$447,922,936
Davidson Cash Equivalent Shares	11,127,529	11,127,529	41,768,083	41,768,083
Davidson Cash Equivalent Plus Shares	86,197,821	86,197,821	213,635,877	213,635,877
DWS Government & Agency Money Fund	19,646,675	19,646,675	61,520,170	61,520,170
DWS Government Cash Institutional Shares	7,333,402,740	7,333,402,740	30,092,618,931	30,092,618,931
Government Cash Managed Shares	1,289,952,348	1,289,952,348	2,673,520,482	2,673,520,482
Service Shares	103,426,096	103,426,096	396,307,032	396,307,032
		$8,920,002,360		$33,927,293,511
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	10,130	$10,130	24,434	$24,434
Davidson Cash Equivalent Shares	1,187	1,187	2,343	2,343
Davidson Cash Equivalent Plus Shares	4,973	4,973	7,560	7,560
DWS Government & Agency Money Fund	6,178	6,178	13,959	13,959
DWS Government Cash Institutional Shares	181,743	181,743	644,365	644,365
Government Cash Managed Shares	3,932	3,932	7,755	7,755
Service Shares	5,371	5,371	17,256	17,256
		$213,514		$717,672
Shares redeemed
Capital Assets Funds Shares	(131,479,795)	$(131,479,795)	(495,723,357)	$(495,723,357)
Davidson Cash Equivalent Shares	(13,284,209)	(13,284,209)	(36,015,591)	(36,015,591)
Davidson Cash Equivalent Plus Shares	(89,068,583)	(89,068,583)	(153,400,457)	(153,400,457)
DWS Government & Agency Money Fund	(30,311,544)	(30,311,544)	(92,132,646)	(92,132,646)
DWS Government Cash Institutional Shares	(8,143,893,557)	(8,143,893,557)	(32,152,791,854)	(32,152,791,854)
Government Cash Managed Shares	(1,251,029,035)	(1,251,029,035)	(2,637,952,274)	(2,637,952,274)
Service Shares	(164,493,096)	(164,493,096)	(401,763,556)	(401,763,556)
		$(9,823,559,819)		$(35,969,779,735)
Net increase (decrease)
Capital Assets Funds Shares	(55,220,514)	$(55,220,514)	(47,775,987)	$(47,775,987)
Davidson Cash Equivalent Shares	(2,155,493)	(2,155,493)	5,754,835	5,754,835
Davidson Cash Equivalent Plus Shares	(2,865,789)	(2,865,789)	60,242,980	60,242,980
DWS Government & Agency Money Fund	(10,658,691)	(10,658,691)	(30,598,517)	(30,598,517)
DWS Government Cash Institutional Shares	(810,309,074)	(810,309,074)	(2,059,528,558)	(2,059,528,558)
Government Cash Managed Shares	38,927,245	38,927,245	35,575,963	35,575,963
Service Shares	(61,061,629)	(61,061,629)	(5,439,268)	(5,439,268)
		$(903,343,945)		$(2,041,768,552)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Government Cash Institutional Shares and the Government Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2012 to October 31, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2012 (Unaudited)
Actual Fund Return	DWS Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 5/1/12	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,000.15	$1,000.05
Expenses Paid per $1,000*	$.76	$.86
Hypothetical 5% Fund Return
Beginning Account Value 5/1/12	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,024.45	$1,024.35
Expenses Paid per $1,000*	$.77	$.87
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
DWS Government Cash Institutional Shares		.15%
Government Cash Managed Shares		.17%
For more information, please refer to each Fund's prospectus.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In November 2012, the Financial Stability Oversight Committee (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, proposed recommendations for money market fund reform. If the SEC were to adopt one or more of the FSOC proposed recommendations in the future, or if FSOC were to take other steps to establish similar regulations of money market funds in the future, such regulatory action may affect the Fund's operations and/or return potential.

Investment Management Agreement Approval

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2012.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2012, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DWS of lower expense caps for the coming year than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank ("DB"), DWS's parent company, announced that DB's new management team had concluded the strategic review of its global asset management business announced in late 2011 by DB's prior management team, and would combine its Asset Management (of which DWS is a part) and Wealth Management divisions. Prior to approving the investment management agreements, the Independent Trustees were apprised of the expected management and structure of the new combined Asset & Wealth Management division ("AWM") and DWS. DB also advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB and AWM, and that DB would be reinvesting a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into a combined AWM division, including enhancements to its investment capabilities. DB also confirmed its commitment to maintaining strong legal and compliance groups within the combined division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2011, the Fund's gross performance (Service Shares) was in the 3rd quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). Based on Lipper data provided as of December 31, 2011, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (1st quartile), Davidson Cash Equivalent Plus Shares (1st quartile), Government Cash Managed Shares (1st quartile), DWS Government & Agency Money Fund shares (1st quartile), Capital Assets Funds Shares (1st quartile), Service Shares (1st quartile), and DWS Government Cash Institutional Shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DWS. The Board also noted the significant voluntary fee waivers implemented by DWS to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

Notes

Notes

DWS
INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

PRESORTED
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PAID
COMPUTERSHARE

DGCF-3
(R-025011-2 12/12)

OCTOBER 31, 2012 Semiannual Report to Shareholders

Government & Agency Securities Portfolio DWS Government & Agency Money Fund

Contents
3 Portfolio Summary
4 Investment Portfolio
9 Statement of Assets and Liabilities
11 Statement of Operations
12 Statement of Changes in Net Assets
13 Financial Highlights
14 Notes to Financial Statements
22 Information About Your Fund's Expenses
24 Other Information
25 Investment Management Agreement Approval
30 Summary of Management Fee Evaluation by Independent Fee Consultant
34 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2012 (Unaudited)

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Commercial Paper 3.8%
Issued at Discount*
Straight-A Funding LLC:
144A, 0.18%, 11/7/2012	75,000,000	74,997,750
144A, 0.18%, 1/2/2013	25,000,000	24,992,250
Total Commercial Paper (Cost $99,990,000)		99,990,000

Government & Agency Obligations 48.8%
U.S. Government Sponsored Agencies 41.5%
Federal Farm Credit Bank:
0.15%, 2/15/2013	24,000,000	23,995,225
0.219%*, 5/23/2013	10,000,000	9,987,594
Federal Home Loan Bank:
0.125%, 3/5/2013	10,000,000	9,996,691
0.139%*, 1/18/2013	55,000,000	54,983,317
0.144%*, 11/9/2012	25,000,000	24,999,111
0.15%*, 11/13/2012	20,000,000	19,998,933
0.154%**, 4/4/2013	20,000,000	19,998,815
0.16%*, 11/1/2012	17,000,000	17,000,000
0.169%*, 4/19/2013	50,000,000	49,960,097
0.17%, 1/23/2013	35,000,000	34,998,144
0.17%, 2/11/2013	22,375,000	22,370,663
0.17%, 7/5/2013	30,000,000	29,996,557
0.18%, 11/21/2012	10,000,000	9,999,955
0.2%, 11/19/2012	15,000,000	15,000,312
0.21%, 1/8/2013	10,000,000	9,999,716
0.22%, 4/19/2013	50,000,000	49,996,959
0.22%**, 7/25/2013	25,000,000	24,999,071
0.22%**, 7/26/2013	15,000,000	14,998,903
0.25%**, 11/8/2013	27,000,000	26,989,050
0.26%**, 11/15/2013	12,500,000	12,494,753
0.275%**, 11/4/2013	49,000,000	48,987,519
0.31%, 5/16/2013	20,755,000	20,762,439
0.35%**, 5/17/2013	38,000,000	38,000,000
0.36%**, 4/5/2013	22,500,000	22,499,026
0.36%**, 4/12/2013	22,000,000	21,999,011
0.36%, 5/16/2013	27,500,000	27,516,506
0.5%, 8/28/2013	24,000,000	24,058,759
1.75%, 3/8/2013	10,000,000	10,053,155
3.375%, 2/27/2013	10,680,000	10,790,446
Federal Home Loan Mortgage Corp.:
0.118%*, 1/8/2013	15,000,000	14,996,600
0.149%*, 3/19/2013	30,000,000	29,982,750
0.15%*, 6/12/2013	25,000,000	24,976,771
0.154%**, 9/13/2013	75,000,000	74,997,101
0.168%*, 1/9/2013	25,000,000	24,991,854
0.169%*, 5/29/2013	20,000,000	19,980,261
0.177%*, 1/9/2013	35,000,000	34,987,925
1.375%, 1/9/2013	25,000,000	25,055,295
3.5%, 5/29/2013	10,500,000	10,696,576
Federal National Mortgage Association:
0.129%*, 2/19/2013	11,000,000	10,995,631
0.137%*, 12/17/2012	15,000,000	14,997,317
0.149%*, 2/6/2013	22,000,000	21,991,108
0.169%*, 3/20/2013	38,000,000	37,975,057
1.5%, 6/26/2013	10,000,000	10,084,433
4.375%, 3/15/2013	25,000,000	25,388,091
		1,089,527,497
U.S. Treasury Obligations 7.3%
U.S. Treasury Bill, 0.172%*, 9/19/2013	26,000,000	25,959,884
U.S. Treasury Notes:
0.25%, 10/31/2013	10,000,000	10,003,812
0.5%, 5/31/2013	16,500,000	16,531,017
0.5%, 10/15/2013	25,000,000	25,070,245
1.375%, 11/15/2012	25,000,000	25,011,958
1.375%, 1/15/2013	25,000,000	25,059,835
2.875%, 1/31/2013	20,000,000	20,134,167
3.375%, 11/30/2012	20,000,000	20,050,712
4.0%, 11/15/2012	25,000,000	25,036,465
		192,858,095
Total Government & Agency Obligations (Cost $1,282,385,592)		1,282,385,592

Repurchase Agreements 47.3%
Barclays Capital PLC, 0.23%, dated 10/29/2012, to be repurchased at $55,002,460 on 11/5/2012 (a)	55,000,000	55,000,000
BNP Paribas, 0.3%, dated 10/31/2012, to be repurchased at $81,000,675 on 11/1/2012 (b)	81,000,000	81,000,000
BNP Paribas, 0.33%, dated 10/31/2012, to be repurchased at $291,002,668 on 11/1/2012 (c)	291,000,000	291,000,000
Credit Suisse, 0.25%, dated 10/31/2012, to be repurchased at $144,001,000 on 11/1/2012 (d)	144,000,000	144,000,000
JPMorgan Securities, Inc., 0.18%, dated 10/29/2012, to be repurchased at $12,500,438 on 11/5/2012 (e)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.25%, dated 10/31/2012, to be repurchased at $12,500,087 on 11/1/2012 (f)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.27%, dated 10/31/2012, to be repurchased at $99,000,743 on 11/1/2012 (g)	99,000,000	99,000,000
Merrill Lynch & Co., Inc., 0.25%, dated 10/31/2012, to be repurchased at $28,967,078 on 11/1/2012 (h)	28,966,877	28,966,877
Merrill Lynch & Co., Inc., 0.3%, dated 10/31/2012, to be repurchased at $224,001,867 on 11/1/2012 (i)	224,000,000	224,000,000
Morgan Stanley & Co., Inc., 0.3%, dated 10/31/2012, to be repurchased at $150,001,250 on 11/1/2012 (j)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.23%, dated 10/29/2012, to be repurchased at $45,000,863 on 11/1/2012 (k)	45,000,000	45,000,000
The Toronto-Dominion Bank, 0.25%, dated 10/31/2012, to be repurchased at $100,004,861 on 11/7/2012	100,000,000	100,000,000
Total Repurchase Agreements (Cost $1,242,966,877)		1,242,966,877

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,625,342,469)†	99.9	2,625,342,469
Other Assets and Liabilities, Net	0.1	1,565,625
Net Assets	100.0	2,626,908,094

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2012.

† The cost for federal income tax purposes was $2,625,342,469.

(a) Collateralized by $48,472,100 U.S. Treasury Notes, with various coupon rates from 0.25-3.625%, with various maturity dates of 9/15/2015-2/15/2020 with a value of $56,100,071.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
52,830,000	Federal Home Loan Bank	0.45	7/30/2014	52,905,943
25,650,000	Federal Home Loan Mortgage Corp.	0.375-5.5	11/30/2012-8/1/2019	29,714,407
Total Collateral Value				82,620,350

(c) Collateralized by $275,658,120 Government National Mortgage Association, with various coupon rates from 3.0-3.5%, with various maturity dates of 8/20/2042-9/20/2042 with a value of $296,820,001.

(d) Collateralized by $146,990,000 U.S. Treasury Note, 0.25%, maturing on 9/30/2014 with a value of $146,883,130.

(e) Collateralized by $19,022,800 U.S. Treasury STRIPS, with various maturity dates of 2/15/2026-5/15/2033 with a value of $12,750,020.

(f) Collateralized by $17,527,300 U.S. Treasury STRIPS, with various maturity dates of 8/15/2025-8/15/2026 with a value of $12,752,698.

(g) Collateralized by $93,584,722 Federal National Mortgage Association, with various coupon rates from 4.0-4.5%, with various maturity dates of 7/1/2026-8/1/2041 with a value of $100,982,969.

(h) Collateralized by $29,551,600 U.S. Treasury Bill, maturing on 1/10/2013 with a value of $29,546,281.

(i) Collateralized by $215,725,252 Federal National Mortgage Association, with various coupon rates from 2.357-4.0%, with various maturity dates of 5/1/2026-9/1/2042 with a value of $228,480,000.

(j) Collateralized by $145,168,286 Federal Home Loan Mortgage Corp., with various coupon rates from 2.386-5.345%, with various maturity dates of 9/1/2038-10/1/2042 with a value of $153,000,001.

(k) Collateralized by $41,927,724 Federal National Mortgage Association, with various coupon rates from 4.5-5.0%, with various maturity dates of 7/1/2031-10/1/2031 with a value of $45,900,001.

(l) Collateralized by $97,504,400 U.S. Treasury Note, 1.875%, maturing on 6/30/2015 with a value of $102,000,034.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (m)	$—	$1,382,375,592	$—	$1,382,375,592
Repurchase Agreements	—	1,242,966,877	—	1,242,966,877
Total	$—	$2,625,342,469	$—	$2,625,342,469

There have been no transfers between fair value measurement levels during the period ended October 31, 2012.

(m) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2012 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,382,375,592
Repurchase agreements, valued at amortized cost	1,242,966,877
Total investments in securities, valued at amortized cost	2,625,342,469
Receivable for Fund shares sold	187,503
Interest receivable	2,027,247
Due from Advisor	13,716
Other assets	115,538
Total assets	2,627,686,473
Liabilities
Cash overdraft	317,719
Distributions payable	24,218
Accrued management fee	116,680
Accrued Trustees' fees	34,768
Other accrued expenses and payables	284,994
Total liabilities	778,379
Net assets, at value	$2,626,908,094
Net Assets Consist of
Undistributed net investment income	201,502
Accumulated net realized gain (loss)	(445,816)
Paid-in capital	2,627,152,408
Net assets, at value	$2,626,908,094

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2012 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($181,356,325 ÷ 181,371,968 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($22,655,928 ÷ 22,657,882 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($90,633,615 ÷ 90,641,432 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($128,836,564 ÷ 128,847,675 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($1,902,206,645 ÷ 1,902,370,705 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($254,313,620 ÷ 254,335,556 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($46,905,397 ÷ 46,909,442 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2012 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$2,730,612
Expenses: Management fee	967,957
Administration fee	1,516,027
Services to shareholders	792,225
Distribution and service fees	1,393,730
Custodian fee	30,722
Professional fees	66,542
Reports to shareholders	77,402
Registration fees	65,674
Trustees' fees and expenses	82,083
Other	66,641
Total expenses before expense reductions	5,059,003
Expense reductions	(2,701,637)
Total expenses after expense reductions	2,357,366
Net investment income	373,246
Net realized gain (loss) from investments	963
Net increase (decrease) in net assets resulting from operations	$374,209

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Operations: Net investment income	$373,246	$1,255,673
Net realized gain (loss)	963	155,718
Net increase in net assets resulting from operations	374,209	1,411,391
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(10,130)	(24,512)
Davidson Cash Equivalent Shares	(1,187)	(2,348)
Davidson Cash Equivalent Plus Shares	(4,973)	(7,569)
DWS Government & Agency Money Fund	(6,295)	(14,615)
DWS Government Cash Institutional Shares	(333,072)	(1,165,027)
Government Cash Managed Shares	(11,944)	(24,030)
Service Shares	(5,635)	(17,564)
Total distributions	(373,236)	(1,255,665)
Fund share transactions: Proceeds from shares sold	8,920,002,360	33,927,293,511
Reinvestment of distributions	213,514	717,672
Cost of shares redeemed	(9,823,559,819)	(35,969,779,735)
Net increase (decrease) in net assets from Fund share transactions	(903,343,945)	(2,041,768,552)
Increase (decrease) in net assets	(903,342,972)	(2,041,612,826)
Net assets at beginning of period	3,530,251,066	5,571,863,892
Net assets at end of period (including undistributed net investment income of $201,502 and $201,492, respectively)	$2,626,908,094	$3,530,251,066

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio DWS Government & Agency Money Fund
			Years Ended April 30,
	Six Months Ended 10/31/12 (Unaudited)		2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.001		.014		.043
Net realized gain (loss)	.000	***	.000	***	(.000	)***	.000	***	.000	***	.000 ***
Total from investment operations	.000	***	.000	***	.000	***	.001		.014		.043
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.001)		(.014)		(.043)
Net realized gains	—		—		—		(.000	)***	—		—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.001)		(.014)		(.043)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.02		.07		1.41		4.42
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	129		139		170		233		325		438
Ratio of expenses before expense reductions (%)	.28	*	.26		.28		.27		.26		.30
Ratio of expenses after expense reductions (%)	.17	*	.11		.22		.26		.26		.28
Ratio of net investment income (%)	.01	*	.01		.01		.06		1.46	b	4.17
a Total return would have been lower had certain expenses not been reduced.
b Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Government & Agency Securities Portfolio (the "Fund").

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than DWS Government & Agency Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In December 2011, Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities, was issued and is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the Fund's financial statements.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2012, the Fund had a net tax basis capital loss carryforward of approximately $438,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

In addition, from November 1, 2011 through April 30, 2012, the Fund elects to defer qualified late year losses of approximately $8,800 of net realized short-term capital losses and treat them as arising in the fiscal year ending April 30, 2013.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three Funds in the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2012 through September 30, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government & Agency Money Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government & Agency Money Fund shares.

Accordingly, for the six months ended October 31, 2012, the Advisor earned a management fee on the Fund aggregating $967,957, of which $642,113 was waived, resulting in an annualized effective rate of 0.02% of the Fund's average daily net assets.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2012, the Administration Fee was as follows:
	Administration Fee	Unpaid at October 31, 2012
Government & Agency Securities Portfolio	$1,516,027	$227,685

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2012, the amounts charged to the Fund by DISC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2012
Capital Assets Funds Shares	$253,201	$232,428	$18,200
Davidson Cash Equivalent Shares	29,670	27,124	668
Davidson Cash Equivalent Plus Shares	99,350	88,351	5,590
DWS Government & Agency Money Fund	59,021	45,830	9,291
DWS Government Cash Institutional Shares	72,471	72,471	—
Government Cash Managed Shares	95,654	70,220	12,415
Service Shares	140,892	129,370	2,263
	$750,259	$665,794	$48,427

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2012, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$334,225	$334,225	.00%	.33%
Davidson Cash Equivalent Shares	35,605	35,605	.00%	.30%
Davidson Cash Equivalent Plus Shares	124,187	124,187	.00%	.25%
Service Shares	338,141	338,141	.00%	.60%
	$832,158	$832,158

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2012, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$253,200	$253,200	.00%	.25%
Davidson Cash Equivalent Shares	29,670	29,670	.00%	.25%
Davidson Cash Equivalent Plus Shares	99,350	99,350	.00%	.20%
Government Cash Managed Shares	179,352	179,352	.00%	.15%
	$561,572	$561,572

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" expenses was as follows:
	Total Aggregated	Unpaid at October 31, 2012
Government & Agency Securities Portfolio	$28,643	$10,618

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

3. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2012, there were two shareholder accounts that held approximately 15% and 10% of the outstanding shares of the Fund.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2012.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio
	Six Months Ended October 31, 2012		Year Ended April 30, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	76,249,151	$76,249,151	447,922,936	$447,922,936
Davidson Cash Equivalent Shares	11,127,529	11,127,529	41,768,083	41,768,083
Davidson Cash Equivalent Plus Shares	86,197,821	86,197,821	213,635,877	213,635,877
DWS Government & Agency Money Fund	19,646,675	19,646,675	61,520,170	61,520,170
DWS Government Cash Institutional Shares	7,333,402,740	7,333,402,740	30,092,618,931	30,092,618,931
Government Cash Managed Shares	1,289,952,348	1,289,952,348	2,673,520,482	2,673,520,482
Service Shares	103,426,096	103,426,096	396,307,032	396,307,032
		$8,920,002,360		$33,927,293,511
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	10,130	$10,130	24,434	$24,434
Davidson Cash Equivalent Shares	1,187	1,187	2,343	2,343
Davidson Cash Equivalent Plus Shares	4,973	4,973	7,560	7,560
DWS Government & Agency Money Fund	6,178	6,178	13,959	13,959
DWS Government Cash Institutional Shares	181,743	181,743	644,365	644,365
Government Cash Managed Shares	3,932	3,932	7,755	7,755
Service Shares	5,371	5,371	17,256	17,256
		$213,514		$717,672
Shares redeemed
Capital Assets Funds Shares	(131,479,795)	$(131,479,795)	(495,723,357)	$(495,723,357)
Davidson Cash Equivalent Shares	(13,284,209)	(13,284,209)	(36,015,591)	(36,015,591)
Davidson Cash Equivalent Plus Shares	(89,068,583)	(89,068,583)	(153,400,457)	(153,400,457)
DWS Government & Agency Money Fund	(30,311,544)	(30,311,544)	(92,132,646)	(92,132,646)
DWS Government Cash Institutional Shares	(8,143,893,557)	(8,143,893,557)	(32,152,791,854)	(32,152,791,854)
Government Cash Managed Shares	(1,251,029,035)	(1,251,029,035)	(2,637,952,274)	(2,637,952,274)
Service Shares	(164,493,096)	(164,493,096)	(401,763,556)	(401,763,556)
		$(9,823,559,819)		$(35,969,779,735)
Net increase (decrease)
Capital Assets Funds Shares	(55,220,514)	$(55,220,514)	(47,775,987)	$(47,775,987)
Davidson Cash Equivalent Shares	(2,155,493)	(2,155,493)	5,754,835	5,754,835
Davidson Cash Equivalent Plus Shares	(2,865,789)	(2,865,789)	60,242,980	60,242,980
DWS Government & Agency Money Fund	(10,658,691)	(10,658,691)	(30,598,517)	(30,598,517)
DWS Government Cash Institutional Shares	(810,309,074)	(810,309,074)	(2,059,528,558)	(2,059,528,558)
Government Cash Managed Shares	38,927,245	38,927,245	35,575,963	35,575,963
Service Shares	(61,061,629)	(61,061,629)	(5,439,268)	(5,439,268)
		$(903,343,945)		$(2,041,768,552)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Government & Agency Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2012 to October 31, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2012 (Unaudited)
Actual Fund Return	DWS Government & Agency Money Fund
Beginning Account Value 5/1/12	$1,000.00
Ending Account Value 10/31/12	$1,000.05
Expenses Paid per $1,000*	$.86
Hypothetical 5% Fund Return
Beginning Account Value 5/1/12	$1,000.00
Ending Account Value 10/31/12	$1,024.35
Expenses Paid per $1,000*	$.87
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
DWS Government & Agency Money Fund	.17%
For more information, please refer to the Fund's prospectus.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In November 2012, the Financial Stability Oversight Committee (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, proposed recommendations for money market fund reform. If the SEC were to adopt one or more of the FSOC proposed recommendations in the future, or if FSOC were to take other steps to establish similar regulations of money market funds in the future, such regulatory action may affect the Fund's operations and/or return potential.

Investment Management Agreement Approval

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2012.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2012, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DWS of lower expense caps for the coming year than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank ("DB"), DWS's parent company, announced that DB's new management team had concluded the strategic review of its global asset management business announced in late 2011 by DB's prior management team, and would combine its Asset Management (of which DWS is a part) and Wealth Management divisions. Prior to approving the investment management agreements, the Independent Trustees were apprised of the expected management and structure of the new combined Asset & Wealth Management division ("AWM") and DWS. DB also advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB and AWM, and that DB would be reinvesting a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into a combined AWM division, including enhancements to its investment capabilities. DB also confirmed its commitment to maintaining strong legal and compliance groups within the combined division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2011, the Fund's gross performance (Service Shares) was in the 3rd quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). Based on Lipper data provided as of December 31, 2011, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (1st quartile), Davidson Cash Equivalent Plus Shares (1st quartile), Government Cash Managed Shares (1st quartile), DWS Government & Agency Money Fund shares (1st quartile), Capital Assets Funds Shares (1st quartile), Service Shares (1st quartile), and DWS Government Cash Institutional Shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DWS. The Board also noted the significant voluntary fee waivers implemented by DWS to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

Notes

Notes

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DGAMF-3
(R-025012-2 12/12)

OCTOBER 31, 2012 Semiannual Report to Shareholders

Tax-Exempt Portfolio DWS Tax-Exempt Cash Institutional Shares Fund #148 Tax-Exempt Cash Managed Shares Fund #248

Contents
3 Portfolio Summary
4 Investment Portfolio
14 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
18 Financial Highlights
20 Notes to Financial Statements
27 Information About Your Fund's Expenses
29 Other Information
30 Investment Management Agreement Approval
35 Summary of Management Fee Evaluation by Independent Fee Consultant
39 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2012 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 98.7%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.26%*, 12/1/2027, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
Alaska 0.9%
Anchorage, AK, 0.23%, 4/4/2013	17,000,000	17,000,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.23%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 8.6%
California, BB&T Municipal Trust, Public Financing Authority, Series 2011, 144A, 0.23%*, 9/1/2022, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	1,200,000	1,200,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.22%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	9,500,000	9,500,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.39%**, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, RBC Municipal Products, Inc. Trust:
Series E-21, 144A, 0.25%*, Mandatory Put 1/2/2013 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	25,000,000	25,000,000
Series E-24, 144A, 0.25%*, Mandatory Put 12/3/2012 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	11,545,000	11,545,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.29%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	17,800,000	17,800,000
Series 2681, 144A, AMT, 0.37%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	12,250,000	12,250,000
California, Wells Fargo Stage Trust, Series 31C, 144A, AMT, 0.26%*, Mandatory Put 2/14/2013 @ 100, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,995,000	5,995,000
Covina, CA, Redevelopment Agency, Multi-Family Housing Revenue, ShadowHills Apartments, Inc., Series A, 0.21%*, 12/1/2015, LIQ: Fannie Mae	9,525,000	9,525,000
Los Angeles County, CA, General Obligation:
Series A, 2.0%, 2/28/2013	37,000,000	37,217,592
Series B, 2.0%, 3/29/2013	20,000,000	20,146,904
San Diego County, CA, School District Note Participations, Series A, 2.0%, 6/28/2013	10,000,000	10,119,566
		165,299,062
Colorado 0.6%
Colorado, State Educational & Cultural Facilities Authority Revenue, Southeastern California Projects, 0.23%*, 6/1/2038, LOC: Bank of America NA	12,000,000	12,000,000
Delaware 0.7%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.3%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	8,430,000	8,430,000
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.21%*, 5/1/2036, LOC: PNC Bank NA	4,885,000	4,885,000
		13,315,000
District of Columbia 1.4%
District of Columbia, Metropolitan Airport Authority, Airport Systems Revenue, 0.21%*, 10/1/2039, LOC: Barclays Bank PLC	12,120,000	12,120,000
District of Columbia, Wells Fargo Stage Trust, Series 57C, 144A, AMT, 0.32%*, 10/1/2032, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	13,965,000	13,965,000
		26,085,000
Florida 3.3%
Florida, BB&T Municipal Trust, Series 1010, 144A, 0.25%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,380,000	6,380,000
Florida, State Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.21%*, 7/1/2038, LOC: Northern Trust Co.	12,600,000	12,600,000
Florida, Wells Fargo Stage Trust, Series 35C, 144A, AMT, 0.27%*, 10/1/2026, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	17,720,000	17,720,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.21%*, 10/1/2027, LOC: Northern Trust Co.	19,600,000	19,600,000
Palm Beach County, FL, Benjamin Private School Project Revenue, 0.21%*, 7/1/2025, LOC: Northern Trust Co.	6,115,000	6,115,000
		62,415,000
Georgia 5.2%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 144A, 0.25%*, 5/1/2022	7,155,000	7,155,000
Fulton County, GA, General Obligation, 1.0%, 12/28/2012	70,000,000	70,091,498
Georgia, Municipal Electric Authority, Project No. 1, Series B, 0.19%*, 1/1/2048, LOC: Bank of Tokyo-Mitsubishi UFJ	15,000,000	15,000,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.22%*, 10/1/2031, LOC: Branch Banking & Trust	8,335,000	8,335,000
		100,581,498
Hawaii 1.0%
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, 144A, AMT, 0.26%*, 3/1/2037, GTY: Wells Fargo & Co., INS: FGIC, LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Idaho 2.5%
Idaho, State General Obligation, 2.0%, 6/28/2013	47,000,000	47,552,626
Illinois 10.3%
Channahon, IL, Morris Hospital Revenue, Series A, 0.22%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.23%*, 2/1/2035, LOC: Harris Trust & Savings Bank	5,955,000	5,955,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.3%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	24,785,000	24,785,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.24%*, Mandatory Put 5/2/2013 @ 100, 7/1/2036	18,000,000	18,000,000
Illinois, Educational Facilities Authority Revenues:
0.18%, 12/6/2012	20,000,000	20,000,000
0.19%, 1/2/2013	20,000,000	20,000,000
0.19%, 1/7/2013	30,000,000	30,000,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.21%*, 4/1/2033, LOC: Northern Trust Co.	4,100,000	4,100,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series E, 0.23%*, 2/15/2033, LOC: JPMorgan Chase Bank NA	17,100,000	17,100,000
Illinois, State Finance Authority Revenue, Resurrection Health, Series C, 0.22%*, 5/15/2035, LOC: Barclays Bank PLC	5,000,000	5,000,000
Illinois, State Finance Authority Revenue, University of Chicago Medical Center, Series A, 0.26%*, 8/1/2044, LOC: Bank of America NA	1,700,000	1,700,000
Illinois, Wells Fargo Stage Trust, Series 27C, 144A, 0.27%*, 8/1/2025, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA,	38,605,000	38,605,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, 144A, AMT, 0.29%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
		198,525,000
Indiana 0.9%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.25%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,610,000	7,610,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.19%*, 3/1/2033, LOC: Northern Trust Co.	6,325,000	6,325,000
Indiana, State Municipal Power Agency, Series A, 0.21%*, 1/1/2018, LOC: Citibank NA	3,800,000	3,800,000
		17,735,000
Iowa 1.0%
Iowa, State Finance Authority, Wellness Facilities Revenue, Marshalltown Community Project, 0.21%*, 1/1/2031, LOC: Northern Trust Company	5,000,000	5,000,000
Iowa, Wells Fargo Stage Trust, Series 24C, 144A, 0.22%*, 6/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	15,125,000	15,125,000
		20,125,000
Kansas 1.7%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.28%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.5%, 7/1/2013	11,280,000	11,377,025
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.27%*, 9/1/2032, LOC: Bank of America NA	17,155,000	17,155,000
		32,182,025
Kentucky 2.3%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.31%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.31%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.31%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue:
Series I, AMT, 0.25%*, 1/1/2032, SPA: State Street Bank & Trust Co.	4,750,000	4,750,000
Series H, AMT, 0.25%*, 7/1/2036, SPA: State Street Bank & Trust Co.	4,385,000	4,385,000
		44,230,000
Maryland 2.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.26%*, 1/1/2029, LOC: Bank of America NA	14,990,000	14,990,000
Montgomery County, MD, 0.19%, 11/15/2012	23,450,000	23,450,000
		38,440,000
Massachusetts 3.0%
Massachusetts, General Obligation, Series A, 0.59%**, 2/1/2013	11,500,000	11,505,055
Massachusetts, JPMorgan Chase Putters/Drivers Trust, Series 4248, 144A, 0.19%*, 2/1/2013, LIQ: JPMorgan Chase & Co.	9,770,000	9,770,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.2%*, 4/1/2038, LOC: TD BankNorth NA	5,260,000	5,260,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.22%*, 10/1/2030, LOC: RBS Citizens NA	25,390,000	25,390,000
Massachusetts, State General Obligation, Series A, 0.24%*, 3/1/2026, SPA: Wells Fargo Bank NA	6,500,000	6,500,000
		58,425,055
Michigan 7.2%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-23, 144A, AMT, 0.28%*, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,900,000	40,900,000
Series L-27, AMT, 144A, 0.28%*, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series A, 2.0%, 7/1/2013	11,100,000	11,233,728
Michigan, State Higher Education Facilities Authority, Limited Obligation, Hope College, Series B, 0.22%*, 4/1/2032, LOC: PNC Bank NA	2,100,000	2,100,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.3%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.3%**, 11/15/2049	8,660,000	8,660,000
Series F-8, 0.3%**, 11/15/2049	7,100,000	7,100,000
Michigan, State Strategic Fund Ltd., Obligation Revenue, Consumers Energy Co., 0.23%*, 4/15/2018, LOC: JPMorgan Chase Bank NA	17,000,000	17,000,000
		138,193,728
Minnesota 1.4%
Cohasset, MN, Power & Light Co. Project, Series B, 0.27%*, 6/1/2013, LOC: JPMorgan Chase Bank NA	1,375,000	1,375,000
Cohasset, MN, State Power & Light Co. Project, Series A, 0.26%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
		26,005,000
Mississippi 1.0%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.35%*, 12/1/2047, LOC: Wachovia Bank NA	9,255,000	9,255,000
Series A, AMT, 144A, 0.53%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
		18,755,000
Missouri 2.3%
Missouri, State Health & Educational Facilities, 0.19%, 1/9/2013	23,350,000	23,350,000
North Kansas City, MO, State Hospital Revenue, 0.27%*, 11/1/2033, LOC: Bank of America NA	20,660,000	20,660,000
		44,010,000
Nevada 1.3%
Clark County, NV, Airport Revenue, Series D-2B, 0.2%*, 7/1/2040, LOC: Royal Bank of Canada	25,000,000	25,000,000
New Hampshire 0.1%
New Hampshire, State Health & Education Facilities Authority Revenue, Frisbie Memorial Hospital, 0.27%*, 10/1/2013, LOC: TD Bank NA	1,395,000	1,395,000
New Mexico 0.5%
New Mexico, Eclipse Funding Trust Various States, Solar Eclipse, State Finance Authority Revenue, Series 2006-0034, 144A, 0.21%*, 12/15/2013, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,215,000	10,215,000
New York 2.1%
Bethlehem, NY, Industrial Development Agency Revenue, 467 Delaware Avenue LLC Project, Series A, AMT, 0.24%*, 9/1/2033, LOC: Hudson River Bank & Trust Co.	740,000	740,000
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	13,500,000	13,500,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.23%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,600,000	1,600,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.23%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	3,190,000	3,190,000
New York, Barclays Capital Municipal Trust Receipts, Series 6W, 144A, 0.21%*, 3/15/2037, LIQ: Barclays Bank PLC	5,400,000	5,400,000
New York, NY, General Obligation, Series A-4, 0.22%, 10/1/2041, LOC: Sumitomo Bank Ltd	10,000,000	10,000,000
		39,430,000
North Carolina 1.9%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.3%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,695,000	5,695,000
Series 1009, 144A, 0.3%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	15,975,000	15,975,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.21%*, 10/1/2034, LOC: Branch Banking & Trust	5,420,000	5,420,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.22%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, Series A, 0.21%*, 4/1/2029, LOC: Branch Banking & Trust	4,835,000	4,835,000
		36,035,000
Ohio 2.1%
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.49%, 12/1/2041, GTY: Bank of America NA, INS: AMBAC, LIQ: Bank of America NA	30,000,000	30,000,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority, Series C, 144A, 0.35%*, 6/1/2048, LOC: Wachovia Bank NA	9,705,000	9,705,000
		39,705,000
Other 6.5%
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.41%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	9,300,000	9,300,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.29%*, 3/1/2041, LIQ: JPMorgan Chase Bank NA	35,600,000	35,600,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.33%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		125,000,000
Pennsylvania 6.4%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.22%*, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Montgomery County, PA, Redevelopment Authority, Forge Gate Apartments Project, Series A, 0.21%*, 8/15/2031, LIQ: Fannie Mae	1,510,000	1,510,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.23%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	34,000,000	34,000,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series C, 0.2%, 7/1/2024, LOC: PNC Bank NA	43,400,000	43,400,000
Pennsylvania, Wells Fargo Stage Trust Various States, Series 65C, 144A, 0.22%*, 2/15/2042, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	25,330,000	25,330,000
University of Pittsburgh, PA, The Commonwealth Systems of Higher Education, Pittsburgh Assessment Notes, 2.0%, 7/2/2013	17,000,000	17,202,258
		123,442,258
South Carolina 1.1%
Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Prerefunded 12/1/2012 @ 101, 5.5%, 12/1/2028	20,560,000	20,854,084
Tennessee 6.4%
Nashville & Davidson County, TN, Metropolitan Government:
0.19%, 2/20/2013	10,000,000	10,000,000
0.2%, 2/5/2013	17,000,000	16,999,109
0.22%, 11/30/2012	50,000,000	50,000,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, Multi-Family Housing Revenue, Weatherly Ridge Apartments, Series A, AMT, 0.24%*, 12/1/2041, LOC: U.S. Bank NA	3,000,000	3,000,000
Tennessee, Henderson Industrial Development Board Revenue, Arvin Sango Project, Inc., AMT, 0.25%*, 2/1/2042, LOC: Bank of Tokyo-Mitsubishi UFJ	5,000,000	5,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.25%*, 5/1/2016, LOC: BNP Paribas	38,800,000	38,800,000
		123,799,109
Texas 7.7%
Harris County, TX, 0.16%, 11/8/2012	33,000,000	33,000,000
North Texas, Tollway Authority:
0.22%, 12/12/2012	14,400,000	14,400,000
0.22%, 12/13/2012	8,000,000	8,000,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.35%*, 12/1/2047, LOC: Wachovia Bank NA	12,065,000	12,065,000
Texas, A&M University Revenues, 0.17%, 11/7/2012	25,000,000	25,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	45,000,000	45,848,548
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.25%*, 1/1/2051, LOC: Bank of America NA	9,900,000	9,900,000
		148,213,548
Virginia 1.5%
Arlington County, VA, Industrial Development Authority, Multi-Family Revenue, Westover Apartments, Series A, AMT, 0.25%*, 8/1/2047, LIQ: Freddie Mac	3,000,000	3,000,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, "A", Series M024, AMT, 0.26%*, 7/15/2050, LIQ: Freddie Mac	17,475,000	17,475,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.26%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,605,000	8,605,000
		29,080,000
Washington 1.5%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.26%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.22%*, 5/1/2028, LOC: U.S. Bank NA	8,170,000	8,170,000
		28,170,000
Wisconsin 1.4%
Wisconsin, Milwaukee Redevelopment Authority, Redevelopment Lease Revenue, Kenilworth Project, 0.21%*, 9/1/2040, LOC: U.S. Bank NA	4,230,000	4,230,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series A, 0.25%*, 8/1/2030, LOC: U.S. Bank NA	23,500,000	23,500,000
		27,730,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,896,427,993)†	98.7	1,896,427,993
Other Assets and Liabilities, Net	1.3	25,414,482
Net Assets	100.0	1,921,842,475

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2012.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2012.

† The cost for federal income tax purposes was $1,896,427,993.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,896,427,993	$—	$1,896,427,993
Total	$—	$1,896,427,993	$—	$1,896,427,993

There have been no transfers between fair value measurement levels during the period ended October 31, 2012.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2012 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,896,427,993
Cash	4,311,145
Receivable for investments sold	23,701,345
Receivable for Fund shares sold	428,171
Interest receivable	2,529,152
Due from Advisor	9,143
Other assets	139,091
Total assets	1,927,546,040
Liabilities
Payable for investments purchased	5,000,772
Payable for Fund shares redeemed	210,011
Distributions payable	13,704
Accrued management fee	134,548
Accrued Trustees' fees	14,970
Other accrued expenses and payables	329,560
Total liabilities	5,703,565
Net assets, at value	$1,921,842,475
Net Assets Consist of
Undistributed net investment income	481,672
Accumulated net realized gain (loss)	118,948
Paid-in capital	1,921,241,855
Net assets, at value	$1,921,842,475

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2012 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($12,545,574 ÷ 12,540,353 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($62,949,139 ÷ 62,922,925 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share (937,666,313 ÷ 937,276,277 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($287,102,157 ÷ 286,982,551 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($103,812,085 ÷ 103,768,881 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($46,691,329 ÷ 46,671,900 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($155,950,470 ÷ 155,885,579 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($315,125,408 ÷ 314,994,313 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2012 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$2,305,789
Expenses: Management fee	664,254
Administration fee	1,039,226
Services to shareholders	598,671
Distribution and service fees	1,071,491
Custodian fee	15,029
Professional fees	59,609
Reports to shareholders	84,360
Registration fees	69,922
Trustees' fees and expenses	46,558
Other	50,176
Total expenses before expense reductions	3,699,296
Expense reductions	(1,582,932)
Total expenses after expense reductions	2,116,364
Net investment income	189,425
Net realized gain (loss) from investments	118,948
Net increase (decrease) in net assets resulting from operations	$308,373

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Operations: Net investment income	$189,425	$659,723
Net realized gain (loss)	118,948	21,137
Net increase in net assets resulting from operations	308,373	680,860
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(661)	(2,580)
Davidson Cash Equivalent Shares	(3,062)	(13,672)
DWS Tax-Exempt Cash Institutional Shares	(134,326)	(598,543)
DWS Tax-Exempt Money Fund	(18,691)	(115,000)
DWS Tax-Free Money Fund Class S	(5,185)	(28,531)
Service Shares	(3,957)	(16,307)
Tax-Exempt Cash Managed Shares	(7,448)	(35,814)
Tax-Free Investment Class	(16,086)	(64,866)
Total distributions	(189,416)	(875,313)
Fund share transactions: Proceeds from shares sold	1,568,395,381	5,483,352,307
Reinvestment of distributions	105,495	544,506
Cost of shares redeemed	(1,807,499,923)	(5,984,187,987)
Net increase (decrease) in net assets from Fund share transactions	(238,999,047)	(500,291,174)
Increase (decrease) in net assets	(238,880,090)	(500,485,627)
Net assets at beginning of period	2,160,722,565	2,661,208,192
Net assets at end of period (including undistributed net investment income of $481,672 and $481,663, respectively)	$1,921,842,475	$2,160,722,565

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio DWS Tax-Exempt Cash Institutional Shares
			Years Ended April 30,
	Six Months Ended 10/31/12 (Unaudited)		2012		2011	2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.002	.002		.016		.032
Net realized gain (loss)	.000	***	.000	***	.000 ***	.000	***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.002	.002		.016		.032
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.002)	(.002)		(.016)		(.032)
Net realized gains	—		—		—	(.000	)***	—		—
Total distributions	(.000	)***	(.000	)***	(.002)	(.002)		(.016)		(.032)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total Return (%)	.01	a**	.05	a	.16	.25		1.58	a	3.20	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	938		1,106		1,492	1,725		1,770		1,751
Ratio of expenses before expense reductions (%)	.21	*	.21		.20	.21		.23		.21
Ratio of expenses after expense reductions (%)	.20	*	.19		.20	.21		.22		.21
Ratio of net investment income (%)	.03	*	.04		.17	.24		1.56		3.12
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Tax-Exempt Portfolio Tax-Exempt Cash Managed Shares
			Years Ended April 30,
	Six Months Ended 10/31/12 (Unaudited)		2012		2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.001		.013	.030
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000 ***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.001		.013	.030
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.001)		(.013)	(.030)
Net realized gains	—		—		—		(.000	)***	—	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.001)		(.013)	(.030)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)	.01	a**	.02	a	.01	a	.07	a	1.36	2.99	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	156		166		127		209		193	250
Ratio of expenses before expense reductions (%)	.42	*	.42		.39		.44		.45	.42
Ratio of expenses after expense reductions (%)	.21	*	.22		.35		.39		.45	.41
Ratio of net investment income (%)	.01	*	.01		.01		.06		1.34	2.91
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In December 2011, Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities, was issued and is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the Fund's financial statements.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three funds in the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2012 through September 30, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Cash Institutional Shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares.

Accordingly, for the six months ended October 31, 2012, the Advisor earned a management fee on the Fund aggregating $664,254, of which $29,963 was waived, resulting in an annualized effective rate of 0.06% of the Fund's average daily net assets.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2012, the Administration Fee was as follows:
	Administration Fee	Unpaid at October 31, 2012
Tax-Exempt Portfolio	$1,039,226	$168,188

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2012, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2012
Capital Assets Funds Shares	$16,512	$15,545	$—
Davidson Cash Equivalent Shares	45,986	41,276	1,494
DWS Tax-Exempt Cash Institutional Shares	77,807	77,807	—
DWS Tax-Exempt Money Fund	49,504	32,385	6,767
DWS Tax-Free Money Fund Class S	33,921	25,739	3,121
Service Shares	98,980	93,237	5,371
Tax-Exempt Cash Managed Shares	52,166	40,021	1,974
Tax-Free Investment Class	179,806	155,468	—
	$554,682	$481,478	$18,727

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2012, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$21,796	$21,796	.00%	.33%
Davidson Cash Equivalent Shares	91,972	91,972	.00%	.30%
Service Shares	237,553	237,553	.00%	.60%
Tax-Free Investment Class	402,524	402,524	.00%	.25%
	$753,845	$753,845

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2012, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$16,512	$16,512	.00%	.25%
Davidson Cash Equivalent Shares	76,643	76,643	.00%	.25%
Tax-Exempt Cash Managed Shares	111,784	111,784	.00%	.15%
Tax-Free Investment Class	112,707	112,707	.00%	.07%
	$317,646	$317,646

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2012
Tax-Exempt Portfolio	$43,119	$18,820

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

3. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2012, two shareholder accounts held approximately 17% and 12% of the outstanding shares of the Fund.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2012.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Six Months Ended October 31, 2012		Year Ended April 30, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	17,761,701	$17,761,701	32,054,021	$32,054,021
Davidson Cash Equivalent Shares	46,085,833	46,085,833	121,475,389	121,475,389
DWS Tax-Exempt Cash Institutional Shares	997,937,877	997,937,877	4,080,690,854	4,080,690,854
DWS Tax-Exempt Money Fund	142,463,667	142,463,667	325,873,832	325,873,832
DWS Tax-Free Money Fund Class S	13,446,810	13,446,810	31,868,351	31,868,351
Service Shares	78,277,921	78,277,921	173,964,295	173,964,295
Tax-Exempt Cash Managed Shares	108,404,501	108,404,501	387,004,796	387,004,796
Tax-Free Investment Class	164,017,071	164,017,071	330,420,769	330,420,769
		$1,568,395,381		$5,483,352,307
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	661	$661	2,578	$2,578
Davidson Cash Equivalent Shares	3,062	3,062	13,652	13,652
DWS Tax-Exempt Cash Institutional Shares	58,425	58,425	307,257	307,257
DWS Tax-Exempt Money Fund	18,091	18,091	112,297	112,297
DWS Tax-Free Money Fund Class S	4,983	4,983	27,195	27,195
Service Shares	3,835	3,835	16,265	16,265
Tax-Exempt Cash Managed Shares	528	528	1,546	1,546
Tax-Free Investment Class	15,910	15,910	63,716	63,716
		$105,495		$544,506
Shares redeemed
Capital Assets Funds Shares	(16,819,396)	$(16,819,396)	(31,054,695)	$(31,054,695)
Davidson Cash Equivalent Shares	(44,670,477)	(44,670,477)	(135,004,695)	(135,004,695)
DWS Tax-Exempt Cash Institutional Shares	(1,166,273,612)	(1,166,273,612)	(4,467,264,493)	(4,467,264,493)
DWS Tax-Exempt Money Fund	(168,200,682)	(168,200,682)	(379,194,651)	(379,194,651)
DWS Tax-Free Money Fund Class S	(19,622,754)	(19,622,754)	(46,678,340)	(46,678,340)
Service Shares	(109,637,257)	(109,637,257)	(177,914,611)	(177,914,611)
Tax-Exempt Cash Managed Shares	(118,896,356)	(118,896,356)	(348,035,830)	(348,035,830)
Tax-Free Investment Class	(163,379,389)	(163,379,389)	(399,040,672)	(399,040,672)
		$(1,807,499,923)		$(5,984,187,987)
Net increase (decrease)
Capital Assets Funds Shares	942,966	$942,966	1,001,904	$1,001,904
Davidson Cash Equivalent Shares	1,418,418	1,418,418	(13,515,654)	(13,515,654)
DWS Tax-Exempt Cash Institutional Shares	(168,277,310)	(168,277,310)	(386,266,382)	(386,266,382)
DWS Tax-Exempt Money Fund	(25,718,924)	(25,718,924)	(53,208,522)	(53,208,522)
DWS Tax-Free Money Fund Class S	(6,170,961)	(6,170,961)	(14,782,794)	(14,782,794)
Service Shares	(31,355,501)	(31,355,501)	(3,934,051)	(3,934,051)
Tax-Exempt Cash Managed Shares	(10,491,327)	(10,491,327)	38,970,512	38,970,512
Tax-Free Investment Class	653,592	653,592	(68,556,187)	(68,556,187)
		$(238,999,047)		$(500,291,174)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Exempt Cash Institutionial Shares and Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2012 to October 31, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2012 (Unaudited)
Actual Fund Return	DWS Tax-Exempt Cash Institutional Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 5/1/12	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,000.13	$1,000.05
Expenses Paid per $1,000*	$1.01	$1.06
Hypothetical 5% Fund Return
Beginning Account Value 5/1/12	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,024.20	$1,024.15
Expenses Paid per $1,000*	$1.02	$1.07
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
DWS Tax-Exempt Cash Institutional Shares		.20%
Tax-Exempt Cash Managed Shares		.21%
For more information, please refer to each Fund's prospectus.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In November 2012, the Financial Stability Oversight Committee (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, proposed recommendations for money market fund reform. If the SEC were to adopt one or more of the FSOC proposed recommendations in the future, or if FSOC were to take other steps to establish similar regulations of money market funds in the future, such regulatory action may affect the Fund's operations and/or return potential.

Investment Management Agreement Approval

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2012.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2012, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DWS of lower expense caps for the coming year than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank ("DB"), DWS's parent company, announced that DB's new management team had concluded the strategic review of its global asset management business announced in late 2011 by DB's prior management team, and would combine its Asset Management (of which DWS is a part) and Wealth Management divisions. Prior to approving the investment management agreements, the Independent Trustees were apprised of the expected management and structure of the new combined Asset & Wealth Management division ("AWM") and DWS. DB also advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB and AWM, and that DB would be reinvesting a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into a combined AWM division, including enhancements to its investment capabilities. DB also confirmed its commitment to maintaining strong legal and compliance groups within the combined division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2011, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). Based on Lipper data provided as of December 31, 2011, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (1st quartile), Davidson Cash Equivalent Shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), Tax-Free Investment Class shares (1st quartile), Service Shares (1st quartile), DWS Tax-Exempt Cash Institutional Shares (1st quartile), DWS Tax-Free Money Fund Class S shares (1st quartile) and DWS Tax Exempt Money Fund shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DWS. The Board also noted the significant voluntary fee waivers implemented by DWS to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

Notes

Notes

Notes

Notes

Notes

DWS
INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

STIM-3
(R-025013-2 12/12)

OCTOBER 31, 2012 Semiannual Report to Shareholders

Tax-Exempt Portfolio DWS Tax-Exempt Money Fund

Contents
3 Portfolio Summary
4 Investment Portfolio
14 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
18 Financial Highlights
19 Notes to Financial Statements
26 Information About Your Fund's Expenses
28 Other Information
29 Investment Management Agreement Approval
34 Summary of Management Fee Evaluation by Independent Fee Consultant
38 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2012 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 98.7%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.26%*, 12/1/2027, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
Alaska 0.9%
Anchorage, AK, 0.23%, 4/4/2013	17,000,000	17,000,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.23%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 8.6%
California, BB&T Municipal Trust, Public Financing Authority, Series 2011, 144A, 0.23%*, 9/1/2022, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	1,200,000	1,200,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.22%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	9,500,000	9,500,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.39%**, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, RBC Municipal Products, Inc. Trust:
Series E-21, 144A, 0.25%*, Mandatory Put 1/2/2013 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	25,000,000	25,000,000
Series E-24, 144A, 0.25%*, Mandatory Put 12/3/2012 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	11,545,000	11,545,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.29%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	17,800,000	17,800,000
Series 2681, 144A, AMT, 0.37%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	12,250,000	12,250,000
California, Wells Fargo Stage Trust, Series 31C, 144A, AMT, 0.26%*, Mandatory Put 2/14/2013 @ 100, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,995,000	5,995,000
Covina, CA, Redevelopment Agency, Multi-Family Housing Revenue, ShadowHills Apartments, Inc., Series A, 0.21%*, 12/1/2015, LIQ: Fannie Mae	9,525,000	9,525,000
Los Angeles County, CA, General Obligation:
Series A, 2.0%, 2/28/2013	37,000,000	37,217,592
Series B, 2.0%, 3/29/2013	20,000,000	20,146,904
San Diego County, CA, School District Note Participations, Series A, 2.0%, 6/28/2013	10,000,000	10,119,566
		165,299,062
Colorado 0.6%
Colorado, State Educational & Cultural Facilities Authority Revenue, Southeastern California Projects, 0.23%*, 6/1/2038, LOC: Bank of America NA	12,000,000	12,000,000
Delaware 0.7%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.3%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	8,430,000	8,430,000
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.21%*, 5/1/2036, LOC: PNC Bank NA	4,885,000	4,885,000
		13,315,000
District of Columbia 1.4%
District of Columbia, Metropolitan Airport Authority, Airport Systems Revenue, 0.21%*, 10/1/2039, LOC: Barclays Bank PLC	12,120,000	12,120,000
District of Columbia, Wells Fargo Stage Trust, Series 57C, 144A, AMT, 0.32%*, 10/1/2032, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	13,965,000	13,965,000
		26,085,000
Florida 3.3%
Florida, BB&T Municipal Trust, Series 1010, 144A, 0.25%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,380,000	6,380,000
Florida, State Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.21%*, 7/1/2038, LOC: Northern Trust Co.	12,600,000	12,600,000
Florida, Wells Fargo Stage Trust, Series 35C, 144A, AMT, 0.27%*, 10/1/2026, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	17,720,000	17,720,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.21%*, 10/1/2027, LOC: Northern Trust Co.	19,600,000	19,600,000
Palm Beach County, FL, Benjamin Private School Project Revenue, 0.21%*, 7/1/2025, LOC: Northern Trust Co.	6,115,000	6,115,000
		62,415,000
Georgia 5.2%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 144A, 0.25%*, 5/1/2022	7,155,000	7,155,000
Fulton County, GA, General Obligation, 1.0%, 12/28/2012	70,000,000	70,091,498
Georgia, Municipal Electric Authority, Project No. 1, Series B, 0.19%*, 1/1/2048, LOC: Bank of Tokyo-Mitsubishi UFJ	15,000,000	15,000,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.22%*, 10/1/2031, LOC: Branch Banking & Trust	8,335,000	8,335,000
		100,581,498
Hawaii 1.0%
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, 144A, AMT, 0.26%*, 3/1/2037, GTY: Wells Fargo & Co., INS: FGIC, LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Idaho 2.5%
Idaho, State General Obligation, 2.0%, 6/28/2013	47,000,000	47,552,626
Illinois 10.3%
Channahon, IL, Morris Hospital Revenue, Series A, 0.22%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.23%*, 2/1/2035, LOC: Harris Trust & Savings Bank	5,955,000	5,955,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.3%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	24,785,000	24,785,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.24%*, Mandatory Put 5/2/2013 @ 100, 7/1/2036	18,000,000	18,000,000
Illinois, Educational Facilities Authority Revenues:
0.18%, 12/6/2012	20,000,000	20,000,000
0.19%, 1/2/2013	20,000,000	20,000,000
0.19%, 1/7/2013	30,000,000	30,000,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.21%*, 4/1/2033, LOC: Northern Trust Co.	4,100,000	4,100,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series E, 0.23%*, 2/15/2033, LOC: JPMorgan Chase Bank NA	17,100,000	17,100,000
Illinois, State Finance Authority Revenue, Resurrection Health, Series C, 0.22%*, 5/15/2035, LOC: Barclays Bank PLC	5,000,000	5,000,000
Illinois, State Finance Authority Revenue, University of Chicago Medical Center, Series A, 0.26%*, 8/1/2044, LOC: Bank of America NA	1,700,000	1,700,000
Illinois, Wells Fargo Stage Trust, Series 27C, 144A, 0.27%*, 8/1/2025, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA,	38,605,000	38,605,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, 144A, AMT, 0.29%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
		198,525,000
Indiana 0.9%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.25%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,610,000	7,610,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.19%*, 3/1/2033, LOC: Northern Trust Co.	6,325,000	6,325,000
Indiana, State Municipal Power Agency, Series A, 0.21%*, 1/1/2018, LOC: Citibank NA	3,800,000	3,800,000
		17,735,000
Iowa 1.0%
Iowa, State Finance Authority, Wellness Facilities Revenue, Marshalltown Community Project, 0.21%*, 1/1/2031, LOC: Northern Trust Company	5,000,000	5,000,000
Iowa, Wells Fargo Stage Trust, Series 24C, 144A, 0.22%*, 6/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	15,125,000	15,125,000
		20,125,000
Kansas 1.7%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.28%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.5%, 7/1/2013	11,280,000	11,377,025
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.27%*, 9/1/2032, LOC: Bank of America NA	17,155,000	17,155,000
		32,182,025
Kentucky 2.3%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.31%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.31%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.31%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue:
Series I, AMT, 0.25%*, 1/1/2032, SPA: State Street Bank & Trust Co.	4,750,000	4,750,000
Series H, AMT, 0.25%*, 7/1/2036, SPA: State Street Bank & Trust Co.	4,385,000	4,385,000
		44,230,000
Maryland 2.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.26%*, 1/1/2029, LOC: Bank of America NA	14,990,000	14,990,000
Montgomery County, MD, 0.19%, 11/15/2012	23,450,000	23,450,000
		38,440,000
Massachusetts 3.0%
Massachusetts, General Obligation, Series A, 0.59%**, 2/1/2013	11,500,000	11,505,055
Massachusetts, JPMorgan Chase Putters/Drivers Trust, Series 4248, 144A, 0.19%*, 2/1/2013, LIQ: JPMorgan Chase & Co.	9,770,000	9,770,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.2%*, 4/1/2038, LOC: TD BankNorth NA	5,260,000	5,260,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.22%*, 10/1/2030, LOC: RBS Citizens NA	25,390,000	25,390,000
Massachusetts, State General Obligation, Series A, 0.24%*, 3/1/2026, SPA: Wells Fargo Bank NA	6,500,000	6,500,000
		58,425,055
Michigan 7.2%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-23, 144A, AMT, 0.28%*, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,900,000	40,900,000
Series L-27, AMT, 144A, 0.28%*, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series A, 2.0%, 7/1/2013	11,100,000	11,233,728
Michigan, State Higher Education Facilities Authority, Limited Obligation, Hope College, Series B, 0.22%*, 4/1/2032, LOC: PNC Bank NA	2,100,000	2,100,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.3%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.3%**, 11/15/2049	8,660,000	8,660,000
Series F-8, 0.3%**, 11/15/2049	7,100,000	7,100,000
Michigan, State Strategic Fund Ltd., Obligation Revenue, Consumers Energy Co., 0.23%*, 4/15/2018, LOC: JPMorgan Chase Bank NA	17,000,000	17,000,000
		138,193,728
Minnesota 1.4%
Cohasset, MN, Power & Light Co. Project, Series B, 0.27%*, 6/1/2013, LOC: JPMorgan Chase Bank NA	1,375,000	1,375,000
Cohasset, MN, State Power & Light Co. Project, Series A, 0.26%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
		26,005,000
Mississippi 1.0%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.35%*, 12/1/2047, LOC: Wachovia Bank NA	9,255,000	9,255,000
Series A, AMT, 144A, 0.53%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
		18,755,000
Missouri 2.3%
Missouri, State Health & Educational Facilities, 0.19%, 1/9/2013	23,350,000	23,350,000
North Kansas City, MO, State Hospital Revenue, 0.27%*, 11/1/2033, LOC: Bank of America NA	20,660,000	20,660,000
		44,010,000
Nevada 1.3%
Clark County, NV, Airport Revenue, Series D-2B, 0.2%*, 7/1/2040, LOC: Royal Bank of Canada	25,000,000	25,000,000
New Hampshire 0.1%
New Hampshire, State Health & Education Facilities Authority Revenue, Frisbie Memorial Hospital, 0.27%*, 10/1/2013, LOC: TD Bank NA	1,395,000	1,395,000
New Mexico 0.5%
New Mexico, Eclipse Funding Trust Various States, Solar Eclipse, State Finance Authority Revenue, Series 2006-0034, 144A, 0.21%*, 12/15/2013, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,215,000	10,215,000
New York 2.1%
Bethlehem, NY, Industrial Development Agency Revenue, 467 Delaware Avenue LLC Project, Series A, AMT, 0.24%*, 9/1/2033, LOC: Hudson River Bank & Trust Co.	740,000	740,000
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	13,500,000	13,500,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.23%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,600,000	1,600,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.23%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	3,190,000	3,190,000
New York, Barclays Capital Municipal Trust Receipts, Series 6W, 144A, 0.21%*, 3/15/2037, LIQ: Barclays Bank PLC	5,400,000	5,400,000
New York, NY, General Obligation, Series A-4, 0.22%, 10/1/2041, LOC: Sumitomo Bank Ltd	10,000,000	10,000,000
		39,430,000
North Carolina 1.9%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.3%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,695,000	5,695,000
Series 1009, 144A, 0.3%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	15,975,000	15,975,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.21%*, 10/1/2034, LOC: Branch Banking & Trust	5,420,000	5,420,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.22%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, Series A, 0.21%*, 4/1/2029, LOC: Branch Banking & Trust	4,835,000	4,835,000
		36,035,000
Ohio 2.1%
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.49%, 12/1/2041, GTY: Bank of America NA, INS: AMBAC, LIQ: Bank of America NA	30,000,000	30,000,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority, Series C, 144A, 0.35%*, 6/1/2048, LOC: Wachovia Bank NA	9,705,000	9,705,000
		39,705,000
Other 6.5%
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.41%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	9,300,000	9,300,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.29%*, 3/1/2041, LIQ: JPMorgan Chase Bank NA	35,600,000	35,600,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.33%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		125,000,000
Pennsylvania 6.4%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.22%*, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Montgomery County, PA, Redevelopment Authority, Forge Gate Apartments Project, Series A, 0.21%*, 8/15/2031, LIQ: Fannie Mae	1,510,000	1,510,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.23%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	34,000,000	34,000,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series C, 0.2%, 7/1/2024, LOC: PNC Bank NA	43,400,000	43,400,000
Pennsylvania, Wells Fargo Stage Trust Various States, Series 65C, 144A, 0.22%*, 2/15/2042, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	25,330,000	25,330,000
University of Pittsburgh, PA, The Commonwealth Systems of Higher Education, Pittsburgh Assessment Notes, 2.0%, 7/2/2013	17,000,000	17,202,258
		123,442,258
South Carolina 1.1%
Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Prerefunded 12/1/2012 @ 101, 5.5%, 12/1/2028	20,560,000	20,854,084
Tennessee 6.4%
Nashville & Davidson County, TN, Metropolitan Government:
0.19%, 2/20/2013	10,000,000	10,000,000
0.2%, 2/5/2013	17,000,000	16,999,109
0.22%, 11/30/2012	50,000,000	50,000,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, Multi-Family Housing Revenue, Weatherly Ridge Apartments, Series A, AMT, 0.24%*, 12/1/2041, LOC: U.S. Bank NA	3,000,000	3,000,000
Tennessee, Henderson Industrial Development Board Revenue, Arvin Sango Project, Inc., AMT, 0.25%*, 2/1/2042, LOC: Bank of Tokyo-Mitsubishi UFJ	5,000,000	5,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.25%*, 5/1/2016, LOC: BNP Paribas	38,800,000	38,800,000
		123,799,109
Texas 7.7%
Harris County, TX, 0.16%, 11/8/2012	33,000,000	33,000,000
North Texas, Tollway Authority:
0.22%, 12/12/2012	14,400,000	14,400,000
0.22%, 12/13/2012	8,000,000	8,000,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.35%*, 12/1/2047, LOC: Wachovia Bank NA	12,065,000	12,065,000
Texas, A&M University Revenues, 0.17%, 11/7/2012	25,000,000	25,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	45,000,000	45,848,548
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.25%*, 1/1/2051, LOC: Bank of America NA	9,900,000	9,900,000
		148,213,548
Virginia 1.5%
Arlington County, VA, Industrial Development Authority, Multi-Family Revenue, Westover Apartments, Series A, AMT, 0.25%*, 8/1/2047, LIQ: Freddie Mac	3,000,000	3,000,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, "A", Series M024, AMT, 0.26%*, 7/15/2050, LIQ: Freddie Mac	17,475,000	17,475,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.26%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,605,000	8,605,000
		29,080,000
Washington 1.5%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.26%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.22%*, 5/1/2028, LOC: U.S. Bank NA	8,170,000	8,170,000
		28,170,000
Wisconsin 1.4%
Wisconsin, Milwaukee Redevelopment Authority, Redevelopment Lease Revenue, Kenilworth Project, 0.21%*, 9/1/2040, LOC: U.S. Bank NA	4,230,000	4,230,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series A, 0.25%*, 8/1/2030, LOC: U.S. Bank NA	23,500,000	23,500,000
		27,730,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,896,427,993)†	98.7	1,896,427,993
Other Assets and Liabilities, Net	1.3	25,414,482
Net Assets	100.0	1,921,842,475

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2012.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2012.

† The cost for federal income tax purposes was $1,896,427,993.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,896,427,993	$—	$1,896,427,993
Total	$—	$1,896,427,993	$—	$1,896,427,993

There have been no transfers between fair value measurement levels during the period ended October 31, 2012.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2012 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,896,427,993
Cash	4,311,145
Receivable for investments sold	23,701,345
Receivable for Fund shares sold	428,171
Interest receivable	2,529,152
Due from Advisor	9,143
Other assets	139,091
Total assets	1,927,546,040
Liabilities
Payable for investments purchased	5,000,772
Payable for Fund shares redeemed	210,011
Distributions payable	13,704
Accrued management fee	134,548
Accrued Trustees' fees	14,970
Other accrued expenses and payables	329,560
Total liabilities	5,703,565
Net assets, at value	$1,921,842,475
Net Assets Consist of
Undistributed net investment income	481,672
Accumulated net realized gain (loss)	118,948
Paid-in capital	1,921,241,855
Net assets, at value	$1,921,842,475

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2012 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($12,545,574 ÷ 12,540,353 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($62,949,139 ÷ 62,922,925 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share (937,666,313 ÷ 937,276,277 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($287,102,157 ÷ 286,982,551 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($103,812,085 ÷ 103,768,881 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($46,691,329 ÷ 46,671,900 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($155,950,470 ÷ 155,885,579 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($315,125,408 ÷ 314,994,313 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2012 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$2,305,789
Expenses: Management fee	664,254
Administration fee	1,039,226
Services to shareholders	598,671
Distribution and service fees	1,071,491
Custodian fee	15,029
Professional fees	59,609
Reports to shareholders	84,360
Registration fees	69,922
Trustees' fees and expenses	46,558
Other	50,176
Total expenses before expense reductions	3,699,296
Expense reductions	(1,582,932)
Total expenses after expense reductions	2,116,364
Net investment income	189,425
Net realized gain (loss) from investments	118,948
Net increase (decrease) in net assets resulting from operations	$308,373

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Operations: Net investment income	$189,425	$659,723
Net realized gain (loss)	118,948	21,137
Net increase in net assets resulting from operations	308,373	680,860
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(661)	(2,580)
Davidson Cash Equivalent Shares	(3,062)	(13,672)
DWS Tax-Exempt Cash Institutional Shares	(134,326)	(598,543)
DWS Tax-Exempt Money Fund	(18,691)	(115,000)
DWS Tax-Free Money Fund Class S	(5,185)	(28,531)
Service Shares	(3,957)	(16,307)
Tax-Exempt Cash Managed Shares	(7,448)	(35,814)
Tax-Free Investment Class	(16,086)	(64,866)
Total distributions	(189,416)	(875,313)
Fund share transactions: Proceeds from shares sold	1,568,395,381	5,483,352,307
Reinvestment of distributions	105,495	544,506
Cost of shares redeemed	(1,807,499,923)	(5,984,187,987)
Net increase (decrease) in net assets from Fund share transactions	(238,999,047)	(500,291,174)
Increase (decrease) in net assets	(238,880,090)	(500,485,627)
Net assets at beginning of period	2,160,722,565	2,661,208,192
Net assets at end of period (including undistributed net investment income of $481,672 and $481,663, respectively)	$1,921,842,475	$2,160,722,565

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio DWS Tax-Exempt Money Fund
			Years Ended April 30,
	Six Months Ended 10/31/12 (Unaudited)		2012		2011	2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.001	.002		.016	.031
Net realized gain (loss)	.000	***	.000	***	.000 ***	.000	***	.000 ***	.000	***
Total from investment operations	.000	***	.000	***	.001	.002		.016	.031
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.001)	(.002)		(.016)	(.031)
Net realized gains	—		—		—	(.000	)***	—	—
Total distributions	(.000	)***	(.000	)***	(.001)	(.002)		(.016)	(.031)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total Return (%)	.01	a**	.03	a	.14	.22		1.57	3.17	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	287		313		366	428		503	586
Ratio of expenses before expense reductions (%)	.23	*	.22		.22	.24		.24	.24
Ratio of expenses after expense reductions (%)	.21	*	.21		.22	.24		.24	.23
Ratio of net investment income (%)	.01	*	.02		.14	.22		1.55	3.09
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In December 2011, Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities, was issued and is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the Fund's financial statements.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three funds in the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2012 through September 30, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Money Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.40%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Money Fund shares.

Accordingly, for the six months ended October 31, 2012, the Advisor earned a management fee on the Fund aggregating $664,254, of which $29,963 was waived, resulting in an annualized effective rate of 0.06% of the Fund's average daily net assets.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2012, the Administration Fee was as follows:
	Administration Fee	Unpaid at October 31, 2012
Tax-Exempt Portfolio	$1,039,226	$168,188

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2012, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2012
Capital Assets Funds Shares	$16,512	$15,545	$—
Davidson Cash Equivalent Shares	45,986	41,276	1,494
DWS Tax-Exempt Cash Institutional Shares	77,807	77,807	—
DWS Tax-Exempt Money Fund	49,504	32,385	6,767
DWS Tax-Free Money Fund Class S	33,921	25,739	3,121
Service Shares	98,980	93,237	5,371
Tax-Exempt Cash Managed Shares	52,166	40,021	1,974
Tax-Free Investment Class	179,806	155,468	—
	$554,682	$481,478	$18,727

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2012, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$21,796	$21,796	.00%	.33%
Davidson Cash Equivalent Shares	91,972	91,972	.00%	.30%
Service Shares	237,553	237,553	.00%	.60%
Tax-Free Investment Class	402,524	402,524	.00%	.25%
	$753,845	$753,845

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2012, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$16,512	$16,512	.00%	.25%
Davidson Cash Equivalent Shares	76,643	76,643	.00%	.25%
Tax-Exempt Cash Managed Shares	111,784	111,784	.00%	.15%
Tax-Free Investment Class	112,707	112,707	.00%	.07%
	$317,646	$317,646

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2012
Tax-Exempt Portfolio	$43,119	$18,820

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

3. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2012, two shareholder accounts held approximately 17% and 12% of the outstanding shares of the Fund.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2012.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Six Months Ended October 31, 2012		Year Ended April 30, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	17,761,701	$17,761,701	32,054,021	$32,054,021
Davidson Cash Equivalent Shares	46,085,833	46,085,833	121,475,389	121,475,389
DWS Tax-Exempt Cash Institutional Shares	997,937,877	997,937,877	4,080,690,854	4,080,690,854
DWS Tax-Exempt Money Fund	142,463,667	142,463,667	325,873,832	325,873,832
DWS Tax-Free Money Fund Class S	13,446,810	13,446,810	31,868,351	31,868,351
Service Shares	78,277,921	78,277,921	173,964,295	173,964,295
Tax-Exempt Cash Managed Shares	108,404,501	108,404,501	387,004,796	387,004,796
Tax-Free Investment Class	164,017,071	164,017,071	330,420,769	330,420,769
		$1,568,395,381		$5,483,352,307
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	661	$661	2,578	$2,578
Davidson Cash Equivalent Shares	3,062	3,062	13,652	13,652
DWS Tax-Exempt Cash Institutional Shares	58,425	58,425	307,257	307,257
DWS Tax-Exempt Money Fund	18,091	18,091	112,297	112,297
DWS Tax-Free Money Fund Class S	4,983	4,983	27,195	27,195
Service Shares	3,835	3,835	16,265	16,265
Tax-Exempt Cash Managed Shares	528	528	1,546	1,546
Tax-Free Investment Class	15,910	15,910	63,716	63,716
		$105,495		$544,506
Shares redeemed
Capital Assets Funds Shares	(16,819,396)	$(16,819,396)	(31,054,695)	$(31,054,695)
Davidson Cash Equivalent Shares	(44,670,477)	(44,670,477)	(135,004,695)	(135,004,695)
DWS Tax-Exempt Cash Institutional Shares	(1,166,273,612)	(1,166,273,612)	(4,467,264,493)	(4,467,264,493)
DWS Tax-Exempt Money Fund	(168,200,682)	(168,200,682)	(379,194,651)	(379,194,651)
DWS Tax-Free Money Fund Class S	(19,622,754)	(19,622,754)	(46,678,340)	(46,678,340)
Service Shares	(109,637,257)	(109,637,257)	(177,914,611)	(177,914,611)
Tax-Exempt Cash Managed Shares	(118,896,356)	(118,896,356)	(348,035,830)	(348,035,830)
Tax-Free Investment Class	(163,379,389)	(163,379,389)	(399,040,672)	(399,040,672)
		$(1,807,499,923)		$(5,984,187,987)
Net increase (decrease)
Capital Assets Funds Shares	942,966	$942,966	1,001,904	$1,001,904
Davidson Cash Equivalent Shares	1,418,418	1,418,418	(13,515,654)	(13,515,654)
DWS Tax-Exempt Cash Institutional Shares	(168,277,310)	(168,277,310)	(386,266,382)	(386,266,382)
DWS Tax-Exempt Money Fund	(25,718,924)	(25,718,924)	(53,208,522)	(53,208,522)
DWS Tax-Free Money Fund Class S	(6,170,961)	(6,170,961)	(14,782,794)	(14,782,794)
Service Shares	(31,355,501)	(31,355,501)	(3,934,051)	(3,934,051)
Tax-Exempt Cash Managed Shares	(10,491,327)	(10,491,327)	38,970,512	38,970,512
Tax-Free Investment Class	653,592	653,592	(68,556,187)	(68,556,187)
		$(238,999,047)		$(500,291,174)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Tax-Exempt Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2012 to October 31, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2012 (Unaudited)
Actual Fund Return	DWS Tax-Exempt Money Fund
Beginning Account Value 5/1/12	$1,000.00
Ending Account Value 10/31/12	$1,000.06
Expenses Paid per $1,000*	$1.06
Hypothetical 5% Fund Return
Beginning Account Value 5/1/12	$1,000.00
Ending Account Value 10/31/12	$1,024.15
Expenses Paid per $1,000*	$1.07
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
DWS Tax-Exempt Money Fund	.21%
For more information, please refer to the Fund's prospectus.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In November 2012, the Financial Stability Oversight Committee (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, proposed recommendations for money market fund reform. If the SEC were to adopt one or more of the FSOC proposed recommendations in the future, or if FSOC were to take other steps to establish similar regulations of money market funds in the future, such regulatory action may affect the Fund's operations and/or return potential.

Investment Management Agreement Approval

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2012.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2012, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DWS of lower expense caps for the coming year than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank ("DB"), DWS's parent company, announced that DB's new management team had concluded the strategic review of its global asset management business announced in late 2011 by DB's prior management team, and would combine its Asset Management (of which DWS is a part) and Wealth Management divisions. Prior to approving the investment management agreements, the Independent Trustees were apprised of the expected management and structure of the new combined Asset & Wealth Management division ("AWM") and DWS. DB also advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB and AWM, and that DB would be reinvesting a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into a combined AWM division, including enhancements to its investment capabilities. DB also confirmed its commitment to maintaining strong legal and compliance groups within the combined division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2011, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). Based on Lipper data provided as of December 31, 2011, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (1st quartile), Davidson Cash Equivalent Shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), Tax-Free Investment Class shares (1st quartile), Service Shares (1st quartile), DWS Tax-Exempt Cash Institutional Shares (1st quartile), DWS Tax-Free Money Fund Class S shares (1st quartile) and DWS Tax Exempt Money Fund shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DWS. The Board also noted the significant voluntary fee waivers implemented by DWS to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

Notes

Notes

Notes

Notes

Notes

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DTEMF-3
(R-025014-2 12/12)

OCTOBER 31, 2012 Semiannual Report to Shareholders

Tax-Exempt Portfolio DWS Tax-Free Money Fund Class S

Contents
3 Portfolio Summary
4 Investment Portfolio
14 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
18 Financial Highlights
19 Notes to Financial Statements
26 Information About Your Fund's Expenses
28 Other Information
29 Investment Management Agreement Approval
34 Summary of Management Fee Evaluation by Independent Fee Consultant
38 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2012 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 98.7%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.26%*, 12/1/2027, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
Alaska 0.9%
Anchorage, AK, 0.23%, 4/4/2013	17,000,000	17,000,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.23%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 8.6%
California, BB&T Municipal Trust, Public Financing Authority, Series 2011, 144A, 0.23%*, 9/1/2022, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	1,200,000	1,200,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.22%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	9,500,000	9,500,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.39%**, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, RBC Municipal Products, Inc. Trust:
Series E-21, 144A, 0.25%*, Mandatory Put 1/2/2013 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	25,000,000	25,000,000
Series E-24, 144A, 0.25%*, Mandatory Put 12/3/2012 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	11,545,000	11,545,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.29%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	17,800,000	17,800,000
Series 2681, 144A, AMT, 0.37%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	12,250,000	12,250,000
California, Wells Fargo Stage Trust, Series 31C, 144A, AMT, 0.26%*, Mandatory Put 2/14/2013 @ 100, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,995,000	5,995,000
Covina, CA, Redevelopment Agency, Multi-Family Housing Revenue, ShadowHills Apartments, Inc., Series A, 0.21%*, 12/1/2015, LIQ: Fannie Mae	9,525,000	9,525,000
Los Angeles County, CA, General Obligation:
Series A, 2.0%, 2/28/2013	37,000,000	37,217,592
Series B, 2.0%, 3/29/2013	20,000,000	20,146,904
San Diego County, CA, School District Note Participations, Series A, 2.0%, 6/28/2013	10,000,000	10,119,566
		165,299,062
Colorado 0.6%
Colorado, State Educational & Cultural Facilities Authority Revenue, Southeastern California Projects, 0.23%*, 6/1/2038, LOC: Bank of America NA	12,000,000	12,000,000
Delaware 0.7%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.3%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	8,430,000	8,430,000
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.21%*, 5/1/2036, LOC: PNC Bank NA	4,885,000	4,885,000
		13,315,000
District of Columbia 1.4%
District of Columbia, Metropolitan Airport Authority, Airport Systems Revenue, 0.21%*, 10/1/2039, LOC: Barclays Bank PLC	12,120,000	12,120,000
District of Columbia, Wells Fargo Stage Trust, Series 57C, 144A, AMT, 0.32%*, 10/1/2032, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	13,965,000	13,965,000
		26,085,000
Florida 3.3%
Florida, BB&T Municipal Trust, Series 1010, 144A, 0.25%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,380,000	6,380,000
Florida, State Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.21%*, 7/1/2038, LOC: Northern Trust Co.	12,600,000	12,600,000
Florida, Wells Fargo Stage Trust, Series 35C, 144A, AMT, 0.27%*, 10/1/2026, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	17,720,000	17,720,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.21%*, 10/1/2027, LOC: Northern Trust Co.	19,600,000	19,600,000
Palm Beach County, FL, Benjamin Private School Project Revenue, 0.21%*, 7/1/2025, LOC: Northern Trust Co.	6,115,000	6,115,000
		62,415,000
Georgia 5.2%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 144A, 0.25%*, 5/1/2022	7,155,000	7,155,000
Fulton County, GA, General Obligation, 1.0%, 12/28/2012	70,000,000	70,091,498
Georgia, Municipal Electric Authority, Project No. 1, Series B, 0.19%*, 1/1/2048, LOC: Bank of Tokyo-Mitsubishi UFJ	15,000,000	15,000,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.22%*, 10/1/2031, LOC: Branch Banking & Trust	8,335,000	8,335,000
		100,581,498
Hawaii 1.0%
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, 144A, AMT, 0.26%*, 3/1/2037, GTY: Wells Fargo & Co., INS: FGIC, LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Idaho 2.5%
Idaho, State General Obligation, 2.0%, 6/28/2013	47,000,000	47,552,626
Illinois 10.3%
Channahon, IL, Morris Hospital Revenue, Series A, 0.22%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.23%*, 2/1/2035, LOC: Harris Trust & Savings Bank	5,955,000	5,955,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.3%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	24,785,000	24,785,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.24%*, Mandatory Put 5/2/2013 @ 100, 7/1/2036	18,000,000	18,000,000
Illinois, Educational Facilities Authority Revenues:
0.18%, 12/6/2012	20,000,000	20,000,000
0.19%, 1/2/2013	20,000,000	20,000,000
0.19%, 1/7/2013	30,000,000	30,000,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.21%*, 4/1/2033, LOC: Northern Trust Co.	4,100,000	4,100,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series E, 0.23%*, 2/15/2033, LOC: JPMorgan Chase Bank NA	17,100,000	17,100,000
Illinois, State Finance Authority Revenue, Resurrection Health, Series C, 0.22%*, 5/15/2035, LOC: Barclays Bank PLC	5,000,000	5,000,000
Illinois, State Finance Authority Revenue, University of Chicago Medical Center, Series A, 0.26%*, 8/1/2044, LOC: Bank of America NA	1,700,000	1,700,000
Illinois, Wells Fargo Stage Trust, Series 27C, 144A, 0.27%*, 8/1/2025, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA,	38,605,000	38,605,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, 144A, AMT, 0.29%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
		198,525,000
Indiana 0.9%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.25%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,610,000	7,610,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.19%*, 3/1/2033, LOC: Northern Trust Co.	6,325,000	6,325,000
Indiana, State Municipal Power Agency, Series A, 0.21%*, 1/1/2018, LOC: Citibank NA	3,800,000	3,800,000
		17,735,000
Iowa 1.0%
Iowa, State Finance Authority, Wellness Facilities Revenue, Marshalltown Community Project, 0.21%*, 1/1/2031, LOC: Northern Trust Company	5,000,000	5,000,000
Iowa, Wells Fargo Stage Trust, Series 24C, 144A, 0.22%*, 6/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	15,125,000	15,125,000
		20,125,000
Kansas 1.7%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.28%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.5%, 7/1/2013	11,280,000	11,377,025
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.27%*, 9/1/2032, LOC: Bank of America NA	17,155,000	17,155,000
		32,182,025
Kentucky 2.3%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.31%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.31%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.31%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue:
Series I, AMT, 0.25%*, 1/1/2032, SPA: State Street Bank & Trust Co.	4,750,000	4,750,000
Series H, AMT, 0.25%*, 7/1/2036, SPA: State Street Bank & Trust Co.	4,385,000	4,385,000
		44,230,000
Maryland 2.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.26%*, 1/1/2029, LOC: Bank of America NA	14,990,000	14,990,000
Montgomery County, MD, 0.19%, 11/15/2012	23,450,000	23,450,000
		38,440,000
Massachusetts 3.0%
Massachusetts, General Obligation, Series A, 0.59%**, 2/1/2013	11,500,000	11,505,055
Massachusetts, JPMorgan Chase Putters/Drivers Trust, Series 4248, 144A, 0.19%*, 2/1/2013, LIQ: JPMorgan Chase & Co.	9,770,000	9,770,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.2%*, 4/1/2038, LOC: TD BankNorth NA	5,260,000	5,260,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.22%*, 10/1/2030, LOC: RBS Citizens NA	25,390,000	25,390,000
Massachusetts, State General Obligation, Series A, 0.24%*, 3/1/2026, SPA: Wells Fargo Bank NA	6,500,000	6,500,000
		58,425,055
Michigan 7.2%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-23, 144A, AMT, 0.28%*, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,900,000	40,900,000
Series L-27, AMT, 144A, 0.28%*, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series A, 2.0%, 7/1/2013	11,100,000	11,233,728
Michigan, State Higher Education Facilities Authority, Limited Obligation, Hope College, Series B, 0.22%*, 4/1/2032, LOC: PNC Bank NA	2,100,000	2,100,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.3%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.3%**, 11/15/2049	8,660,000	8,660,000
Series F-8, 0.3%**, 11/15/2049	7,100,000	7,100,000
Michigan, State Strategic Fund Ltd., Obligation Revenue, Consumers Energy Co., 0.23%*, 4/15/2018, LOC: JPMorgan Chase Bank NA	17,000,000	17,000,000
		138,193,728
Minnesota 1.4%
Cohasset, MN, Power & Light Co. Project, Series B, 0.27%*, 6/1/2013, LOC: JPMorgan Chase Bank NA	1,375,000	1,375,000
Cohasset, MN, State Power & Light Co. Project, Series A, 0.26%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
		26,005,000
Mississippi 1.0%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.35%*, 12/1/2047, LOC: Wachovia Bank NA	9,255,000	9,255,000
Series A, AMT, 144A, 0.53%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
		18,755,000
Missouri 2.3%
Missouri, State Health & Educational Facilities, 0.19%, 1/9/2013	23,350,000	23,350,000
North Kansas City, MO, State Hospital Revenue, 0.27%*, 11/1/2033, LOC: Bank of America NA	20,660,000	20,660,000
		44,010,000
Nevada 1.3%
Clark County, NV, Airport Revenue, Series D-2B, 0.2%*, 7/1/2040, LOC: Royal Bank of Canada	25,000,000	25,000,000
New Hampshire 0.1%
New Hampshire, State Health & Education Facilities Authority Revenue, Frisbie Memorial Hospital, 0.27%*, 10/1/2013, LOC: TD Bank NA	1,395,000	1,395,000
New Mexico 0.5%
New Mexico, Eclipse Funding Trust Various States, Solar Eclipse, State Finance Authority Revenue, Series 2006-0034, 144A, 0.21%*, 12/15/2013, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,215,000	10,215,000
New York 2.1%
Bethlehem, NY, Industrial Development Agency Revenue, 467 Delaware Avenue LLC Project, Series A, AMT, 0.24%*, 9/1/2033, LOC: Hudson River Bank & Trust Co.	740,000	740,000
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	13,500,000	13,500,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.23%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,600,000	1,600,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.23%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	3,190,000	3,190,000
New York, Barclays Capital Municipal Trust Receipts, Series 6W, 144A, 0.21%*, 3/15/2037, LIQ: Barclays Bank PLC	5,400,000	5,400,000
New York, NY, General Obligation, Series A-4, 0.22%, 10/1/2041, LOC: Sumitomo Bank Ltd	10,000,000	10,000,000
		39,430,000
North Carolina 1.9%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.3%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,695,000	5,695,000
Series 1009, 144A, 0.3%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	15,975,000	15,975,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.21%*, 10/1/2034, LOC: Branch Banking & Trust	5,420,000	5,420,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.22%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, Series A, 0.21%*, 4/1/2029, LOC: Branch Banking & Trust	4,835,000	4,835,000
		36,035,000
Ohio 2.1%
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.49%, 12/1/2041, GTY: Bank of America NA, INS: AMBAC, LIQ: Bank of America NA	30,000,000	30,000,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority, Series C, 144A, 0.35%*, 6/1/2048, LOC: Wachovia Bank NA	9,705,000	9,705,000
		39,705,000
Other 6.5%
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.41%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	9,300,000	9,300,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.29%*, 3/1/2041, LIQ: JPMorgan Chase Bank NA	35,600,000	35,600,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.33%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		125,000,000
Pennsylvania 6.4%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.22%*, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Montgomery County, PA, Redevelopment Authority, Forge Gate Apartments Project, Series A, 0.21%*, 8/15/2031, LIQ: Fannie Mae	1,510,000	1,510,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.23%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	34,000,000	34,000,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series C, 0.2%, 7/1/2024, LOC: PNC Bank NA	43,400,000	43,400,000
Pennsylvania, Wells Fargo Stage Trust Various States, Series 65C, 144A, 0.22%*, 2/15/2042, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	25,330,000	25,330,000
University of Pittsburgh, PA, The Commonwealth Systems of Higher Education, Pittsburgh Assessment Notes, 2.0%, 7/2/2013	17,000,000	17,202,258
		123,442,258
South Carolina 1.1%
Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Prerefunded 12/1/2012 @ 101, 5.5%, 12/1/2028	20,560,000	20,854,084
Tennessee 6.4%
Nashville & Davidson County, TN, Metropolitan Government:
0.19%, 2/20/2013	10,000,000	10,000,000
0.2%, 2/5/2013	17,000,000	16,999,109
0.22%, 11/30/2012	50,000,000	50,000,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, Multi-Family Housing Revenue, Weatherly Ridge Apartments, Series A, AMT, 0.24%*, 12/1/2041, LOC: U.S. Bank NA	3,000,000	3,000,000
Tennessee, Henderson Industrial Development Board Revenue, Arvin Sango Project, Inc., AMT, 0.25%*, 2/1/2042, LOC: Bank of Tokyo-Mitsubishi UFJ	5,000,000	5,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.25%*, 5/1/2016, LOC: BNP Paribas	38,800,000	38,800,000
		123,799,109
Texas 7.7%
Harris County, TX, 0.16%, 11/8/2012	33,000,000	33,000,000
North Texas, Tollway Authority:
0.22%, 12/12/2012	14,400,000	14,400,000
0.22%, 12/13/2012	8,000,000	8,000,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.35%*, 12/1/2047, LOC: Wachovia Bank NA	12,065,000	12,065,000
Texas, A&M University Revenues, 0.17%, 11/7/2012	25,000,000	25,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	45,000,000	45,848,548
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.25%*, 1/1/2051, LOC: Bank of America NA	9,900,000	9,900,000
		148,213,548
Virginia 1.5%
Arlington County, VA, Industrial Development Authority, Multi-Family Revenue, Westover Apartments, Series A, AMT, 0.25%*, 8/1/2047, LIQ: Freddie Mac	3,000,000	3,000,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, "A", Series M024, AMT, 0.26%*, 7/15/2050, LIQ: Freddie Mac	17,475,000	17,475,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.26%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,605,000	8,605,000
		29,080,000
Washington 1.5%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.26%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.22%*, 5/1/2028, LOC: U.S. Bank NA	8,170,000	8,170,000
		28,170,000
Wisconsin 1.4%
Wisconsin, Milwaukee Redevelopment Authority, Redevelopment Lease Revenue, Kenilworth Project, 0.21%*, 9/1/2040, LOC: U.S. Bank NA	4,230,000	4,230,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series A, 0.25%*, 8/1/2030, LOC: U.S. Bank NA	23,500,000	23,500,000
		27,730,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,896,427,993)†	98.7	1,896,427,993
Other Assets and Liabilities, Net	1.3	25,414,482
Net Assets	100.0	1,921,842,475

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2012.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2012.

† The cost for federal income tax purposes was $1,896,427,993.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,896,427,993	$—	$1,896,427,993
Total	$—	$1,896,427,993	$—	$1,896,427,993

There have been no transfers between fair value measurement levels during the period ended October 31, 2012.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2012 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,896,427,993
Cash	4,311,145
Receivable for investments sold	23,701,345
Receivable for Fund shares sold	428,171
Interest receivable	2,529,152
Due from Advisor	9,143
Other assets	139,091
Total assets	1,927,546,040
Liabilities
Payable for investments purchased	5,000,772
Payable for Fund shares redeemed	210,011
Distributions payable	13,704
Accrued management fee	134,548
Accrued Trustees' fees	14,970
Other accrued expenses and payables	329,560
Total liabilities	5,703,565
Net assets, at value	$1,921,842,475
Net Assets Consist of
Undistributed net investment income	481,672
Accumulated net realized gain (loss)	118,948
Paid-in capital	1,921,241,855
Net assets, at value	$1,921,842,475

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2012 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($12,545,574 ÷ 12,540,353 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($62,949,139 ÷ 62,922,925 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share (937,666,313 ÷ 937,276,277 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($287,102,157 ÷ 286,982,551 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($103,812,085 ÷ 103,768,881 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($46,691,329 ÷ 46,671,900 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($155,950,470 ÷ 155,885,579 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($315,125,408 ÷ 314,994,313 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2012 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$2,305,789
Expenses: Management fee	664,254
Administration fee	1,039,226
Services to shareholders	598,671
Distribution and service fees	1,071,491
Custodian fee	15,029
Professional fees	59,609
Reports to shareholders	84,360
Registration fees	69,922
Trustees' fees and expenses	46,558
Other	50,176
Total expenses before expense reductions	3,699,296
Expense reductions	(1,582,932)
Total expenses after expense reductions	2,116,364
Net investment income	189,425
Net realized gain (loss) from investments	118,948
Net increase (decrease) in net assets resulting from operations	$308,373

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Operations: Net investment income	$189,425	$659,723
Net realized gain (loss)	118,948	21,137
Net increase in net assets resulting from operations	308,373	680,860
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(661)	(2,580)
Davidson Cash Equivalent Shares	(3,062)	(13,672)
DWS Tax-Exempt Cash Institutional Shares	(134,326)	(598,543)
DWS Tax-Exempt Money Fund	(18,691)	(115,000)
DWS Tax-Free Money Fund Class S	(5,185)	(28,531)
Service Shares	(3,957)	(16,307)
Tax-Exempt Cash Managed Shares	(7,448)	(35,814)
Tax-Free Investment Class	(16,086)	(64,866)
Total distributions	(189,416)	(875,313)
Fund share transactions: Proceeds from shares sold	1,568,395,381	5,483,352,307
Reinvestment of distributions	105,495	544,506
Cost of shares redeemed	(1,807,499,923)	(5,984,187,987)
Net increase (decrease) in net assets from Fund share transactions	(238,999,047)	(500,291,174)
Increase (decrease) in net assets	(238,880,090)	(500,485,627)
Net assets at beginning of period	2,160,722,565	2,661,208,192
Net assets at end of period (including undistributed net investment income of $481,672 and $481,663, respectively)	$1,921,842,475	$2,160,722,565

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio DWS Tax-Free Money Fund Class S
			Years Ended April 30,
	Six Months Ended 10/31/12 (Unaudited)		2012		2011	2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.001	.002		.015	.031
Net realized gain (loss)	.000	***	.000	***	.000 ***	.000	***	.000 ***	.000	***
Total from investment operations	.000	***	.000	***	.001	.002		.015	.031
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.001)	(.002)		(.015)	(.031)
Net realized gains	—		—		—	(.000	)***	—	—
Total distributions	(.000	)***	(.000	)***	(.001)	(.002)		(.015)	(.031)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total Return (%)	.01	a**	.02	a	.12	.19		1.54	3.15	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	104		110		125	141		164	167
Ratio of expenses before expense reductions (%)	.26	*	.25		.24	.27		.26	.27
Ratio of expenses after expense reductions (%)	.21	*	.22		.24	.27		.26	.26
Ratio of net investment income (%)	.01	*	.01		.12	.18		1.53	3.06
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Free Money Fund Class S, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In December 2011, Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities, was issued and is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the Fund's financial statements.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three funds in the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2012 through September 30, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Free Money Fund Class S to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.48%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Free Money Fund Class S shares.

Accordingly, for the six months ended October 31, 2012, the Advisor earned a management fee on the Fund aggregating $664,254, of which $29,963 was waived, resulting in an annualized effective rate of 0.06% of the Fund's average daily net assets.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2012, the Administration Fee was as follows:
	Administration Fee	Unpaid at October 31, 2012
Tax-Exempt Portfolio	$1,039,226	$168,188

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2012, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2012
Capital Assets Funds Shares	$16,512	$15,545	$—
Davidson Cash Equivalent Shares	45,986	41,276	1,494
DWS Tax-Exempt Cash Institutional Shares	77,807	77,807	—
DWS Tax-Exempt Money Fund	49,504	32,385	6,767
DWS Tax-Free Money Fund Class S	33,921	25,739	3,121
Service Shares	98,980	93,237	5,371
Tax-Exempt Cash Managed Shares	52,166	40,021	1,974
Tax-Free Investment Class	179,806	155,468	—
	$554,682	$481,478	$18,727

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2012, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$21,796	$21,796	.00%	.33%
Davidson Cash Equivalent Shares	91,972	91,972	.00%	.30%
Service Shares	237,553	237,553	.00%	.60%
Tax-Free Investment Class	402,524	402,524	.00%	.25%
	$753,845	$753,845

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2012, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$16,512	$16,512	.00%	.25%
Davidson Cash Equivalent Shares	76,643	76,643	.00%	.25%
Tax-Exempt Cash Managed Shares	111,784	111,784	.00%	.15%
Tax-Free Investment Class	112,707	112,707	.00%	.07%
	$317,646	$317,646

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2012
Tax-Exempt Portfolio	$43,119	$18,820

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

3. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2012, two shareholder accounts held approximately 17% and 12% of the outstanding shares of the Fund.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2012.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Six Months Ended October 31, 2012		Year Ended April 30, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	17,761,701	$17,761,701	32,054,021	$32,054,021
Davidson Cash Equivalent Shares	46,085,833	46,085,833	121,475,389	121,475,389
DWS Tax-Exempt Cash Institutional Shares	997,937,877	997,937,877	4,080,690,854	4,080,690,854
DWS Tax-Exempt Money Fund	142,463,667	142,463,667	325,873,832	325,873,832
DWS Tax-Free Money Fund Class S	13,446,810	13,446,810	31,868,351	31,868,351
Service Shares	78,277,921	78,277,921	173,964,295	173,964,295
Tax-Exempt Cash Managed Shares	108,404,501	108,404,501	387,004,796	387,004,796
Tax-Free Investment Class	164,017,071	164,017,071	330,420,769	330,420,769
		$1,568,395,381		$5,483,352,307
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	661	$661	2,578	$2,578
Davidson Cash Equivalent Shares	3,062	3,062	13,652	13,652
DWS Tax-Exempt Cash Institutional Shares	58,425	58,425	307,257	307,257
DWS Tax-Exempt Money Fund	18,091	18,091	112,297	112,297
DWS Tax-Free Money Fund Class S	4,983	4,983	27,195	27,195
Service Shares	3,835	3,835	16,265	16,265
Tax-Exempt Cash Managed Shares	528	528	1,546	1,546
Tax-Free Investment Class	15,910	15,910	63,716	63,716
		$105,495		$544,506
Shares redeemed
Capital Assets Funds Shares	(16,819,396)	$(16,819,396)	(31,054,695)	$(31,054,695)
Davidson Cash Equivalent Shares	(44,670,477)	(44,670,477)	(135,004,695)	(135,004,695)
DWS Tax-Exempt Cash Institutional Shares	(1,166,273,612)	(1,166,273,612)	(4,467,264,493)	(4,467,264,493)
DWS Tax-Exempt Money Fund	(168,200,682)	(168,200,682)	(379,194,651)	(379,194,651)
DWS Tax-Free Money Fund Class S	(19,622,754)	(19,622,754)	(46,678,340)	(46,678,340)
Service Shares	(109,637,257)	(109,637,257)	(177,914,611)	(177,914,611)
Tax-Exempt Cash Managed Shares	(118,896,356)	(118,896,356)	(348,035,830)	(348,035,830)
Tax-Free Investment Class	(163,379,389)	(163,379,389)	(399,040,672)	(399,040,672)
		$(1,807,499,923)		$(5,984,187,987)
Net increase (decrease)
Capital Assets Funds Shares	942,966	$942,966	1,001,904	$1,001,904
Davidson Cash Equivalent Shares	1,418,418	1,418,418	(13,515,654)	(13,515,654)
DWS Tax-Exempt Cash Institutional Shares	(168,277,310)	(168,277,310)	(386,266,382)	(386,266,382)
DWS Tax-Exempt Money Fund	(25,718,924)	(25,718,924)	(53,208,522)	(53,208,522)
DWS Tax-Free Money Fund Class S	(6,170,961)	(6,170,961)	(14,782,794)	(14,782,794)
Service Shares	(31,355,501)	(31,355,501)	(3,934,051)	(3,934,051)
Tax-Exempt Cash Managed Shares	(10,491,327)	(10,491,327)	38,970,512	38,970,512
Tax-Free Investment Class	653,592	653,592	(68,556,187)	(68,556,187)
		$(238,999,047)		$(500,291,174)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Tax-Free Money Fund Class S. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2012 to October 31, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for DWS Tax-Free Money Fund Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for DWS Tax-Free Money Fund Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2012 (Unaudited)
Actual Fund Return	DWS Tax-Free Money Fund Class S
Beginning Account Value 5/1/12	$1,000.00
Ending Account Value 10/31/12	$1,000.05
Expenses Paid per $1,000*	$1.06
Hypothetical 5% Fund Return
Beginning Account Value 5/1/12	$1,000.00
Ending Account Value 10/31/12	$1,024.15
Expenses Paid per $1,000*	$1.07
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
DWS Tax-Free Money Fund Class S	.21%
For more information, please refer to the Fund's prospectus.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In November 2012, the Financial Stability Oversight Committee (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, proposed recommendations for money market fund reform. If the SEC were to adopt one or more of the FSOC proposed recommendations in the future, or if FSOC were to take other steps to establish similar regulations of money market funds in the future, such regulatory action may affect the Fund's operations and/or return potential.

Investment Management Agreement Approval

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2012.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2012, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DWS of lower expense caps for the coming year than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank ("DB"), DWS's parent company, announced that DB's new management team had concluded the strategic review of its global asset management business announced in late 2011 by DB's prior management team, and would combine its Asset Management (of which DWS is a part) and Wealth Management divisions. Prior to approving the investment management agreements, the Independent Trustees were apprised of the expected management and structure of the new combined Asset & Wealth Management division ("AWM") and DWS. DB also advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB and AWM, and that DB would be reinvesting a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into a combined AWM division, including enhancements to its investment capabilities. DB also confirmed its commitment to maintaining strong legal and compliance groups within the combined division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2011, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). Based on Lipper data provided as of December 31, 2011, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (1st quartile), Davidson Cash Equivalent Shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), Tax-Free Investment Class shares (1st quartile), Service Shares (1st quartile), DWS Tax-Exempt Cash Institutional Shares (1st quartile), DWS Tax-Free Money Fund Class S shares (1st quartile) and DWS Tax Exempt Money Fund shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DWS. The Board also noted the significant voluntary fee waivers implemented by DWS to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

Notes

Notes

Notes

Notes

Notes

Notes

DWS
INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DTFMF-3
(R-025015-2 12/12)

SEMIANNUAL REPORT TO SHAREHOLDERS

Tax-Free Investment Class

Tax-Exempt Portfolio

October 31, 2012

Contents
4 Portfolio Summary
5 Investment Portfolio
15 Statement of Assets and Liabilities
17 Statement of Operations
18 Statement of Changes in Net Assets
19 Financial Highlights
20 Notes to Financial Statements
28 Information About Your Fund's Expenses
30 Other Information
31 Investment Management Agreement Approval
36 Summary of Management Fee Evaluation by Independent Fee Consultant
40 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2012 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 98.7%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.26%*, 12/1/2027, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
Alaska 0.9%
Anchorage, AK, 0.23%, 4/4/2013	17,000,000	17,000,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.23%*, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 8.6%
California, BB&T Municipal Trust, Public Financing Authority, Series 2011, 144A, 0.23%*, 9/1/2022, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	1,200,000	1,200,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.22%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	9,500,000	9,500,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.39%**, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, RBC Municipal Products, Inc. Trust:
Series E-21, 144A, 0.25%*, Mandatory Put 1/2/2013 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	25,000,000	25,000,000
Series E-24, 144A, 0.25%*, Mandatory Put 12/3/2012 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	11,545,000	11,545,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.29%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	17,800,000	17,800,000
Series 2681, 144A, AMT, 0.37%*, 5/15/2018, LOC: JPMorgan Chase Bank NA	12,250,000	12,250,000
California, Wells Fargo Stage Trust, Series 31C, 144A, AMT, 0.26%*, Mandatory Put 2/14/2013 @ 100, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,995,000	5,995,000
Covina, CA, Redevelopment Agency, Multi-Family Housing Revenue, ShadowHills Apartments, Inc., Series A, 0.21%*, 12/1/2015, LIQ: Fannie Mae	9,525,000	9,525,000
Los Angeles County, CA, General Obligation:
Series A, 2.0%, 2/28/2013	37,000,000	37,217,592
Series B, 2.0%, 3/29/2013	20,000,000	20,146,904
San Diego County, CA, School District Note Participations, Series A, 2.0%, 6/28/2013	10,000,000	10,119,566
		165,299,062
Colorado 0.6%
Colorado, State Educational & Cultural Facilities Authority Revenue, Southeastern California Projects, 0.23%*, 6/1/2038, LOC: Bank of America NA	12,000,000	12,000,000
Delaware 0.7%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.3%*, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	8,430,000	8,430,000
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.21%*, 5/1/2036, LOC: PNC Bank NA	4,885,000	4,885,000
		13,315,000
District of Columbia 1.4%
District of Columbia, Metropolitan Airport Authority, Airport Systems Revenue, 0.21%*, 10/1/2039, LOC: Barclays Bank PLC	12,120,000	12,120,000
District of Columbia, Wells Fargo Stage Trust, Series 57C, 144A, AMT, 0.32%*, 10/1/2032, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	13,965,000	13,965,000
		26,085,000
Florida 3.3%
Florida, BB&T Municipal Trust, Series 1010, 144A, 0.25%*, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,380,000	6,380,000
Florida, State Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.21%*, 7/1/2038, LOC: Northern Trust Co.	12,600,000	12,600,000
Florida, Wells Fargo Stage Trust, Series 35C, 144A, AMT, 0.27%*, 10/1/2026, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	17,720,000	17,720,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.21%*, 10/1/2027, LOC: Northern Trust Co.	19,600,000	19,600,000
Palm Beach County, FL, Benjamin Private School Project Revenue, 0.21%*, 7/1/2025, LOC: Northern Trust Co.	6,115,000	6,115,000
		62,415,000
Georgia 5.2%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 144A, 0.25%*, 5/1/2022	7,155,000	7,155,000
Fulton County, GA, General Obligation, 1.0%, 12/28/2012	70,000,000	70,091,498
Georgia, Municipal Electric Authority, Project No. 1, Series B, 0.19%*, 1/1/2048, LOC: Bank of Tokyo-Mitsubishi UFJ	15,000,000	15,000,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.22%*, 10/1/2031, LOC: Branch Banking & Trust	8,335,000	8,335,000
		100,581,498
Hawaii 1.0%
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, 144A, AMT, 0.26%*, 3/1/2037, GTY: Wells Fargo & Co., INS: FGIC, LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Idaho 2.5%
Idaho, State General Obligation, 2.0%, 6/28/2013	47,000,000	47,552,626
Illinois 10.3%
Channahon, IL, Morris Hospital Revenue, Series A, 0.22%*, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.23%*, 2/1/2035, LOC: Harris Trust & Savings Bank	5,955,000	5,955,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.3%*, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	24,785,000	24,785,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.24%*, Mandatory Put 5/2/2013 @ 100, 7/1/2036	18,000,000	18,000,000
Illinois, Educational Facilities Authority Revenues:
0.18%, 12/6/2012	20,000,000	20,000,000
0.19%, 1/2/2013	20,000,000	20,000,000
0.19%, 1/7/2013	30,000,000	30,000,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.21%*, 4/1/2033, LOC: Northern Trust Co.	4,100,000	4,100,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series E, 0.23%*, 2/15/2033, LOC: JPMorgan Chase Bank NA	17,100,000	17,100,000
Illinois, State Finance Authority Revenue, Resurrection Health, Series C, 0.22%*, 5/15/2035, LOC: Barclays Bank PLC	5,000,000	5,000,000
Illinois, State Finance Authority Revenue, University of Chicago Medical Center, Series A, 0.26%*, 8/1/2044, LOC: Bank of America NA	1,700,000	1,700,000
Illinois, Wells Fargo Stage Trust, Series 27C, 144A, 0.27%*, 8/1/2025, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA,	38,605,000	38,605,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, 144A, AMT, 0.29%*, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
		198,525,000
Indiana 0.9%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.25%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,610,000	7,610,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.19%*, 3/1/2033, LOC: Northern Trust Co.	6,325,000	6,325,000
Indiana, State Municipal Power Agency, Series A, 0.21%*, 1/1/2018, LOC: Citibank NA	3,800,000	3,800,000
		17,735,000
Iowa 1.0%
Iowa, State Finance Authority, Wellness Facilities Revenue, Marshalltown Community Project, 0.21%*, 1/1/2031, LOC: Northern Trust Company	5,000,000	5,000,000
Iowa, Wells Fargo Stage Trust, Series 24C, 144A, 0.22%*, 6/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	15,125,000	15,125,000
		20,125,000
Kansas 1.7%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.28%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.5%, 7/1/2013	11,280,000	11,377,025
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.27%*, 9/1/2032, LOC: Bank of America NA	17,155,000	17,155,000
		32,182,025
Kentucky 2.3%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.31%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.31%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.31%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue:
Series I, AMT, 0.25%*, 1/1/2032, SPA: State Street Bank & Trust Co.	4,750,000	4,750,000
Series H, AMT, 0.25%*, 7/1/2036, SPA: State Street Bank & Trust Co.	4,385,000	4,385,000
		44,230,000
Maryland 2.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.26%*, 1/1/2029, LOC: Bank of America NA	14,990,000	14,990,000
Montgomery County, MD, 0.19%, 11/15/2012	23,450,000	23,450,000
		38,440,000
Massachusetts 3.0%
Massachusetts, General Obligation, Series A, 0.59%**, 2/1/2013	11,500,000	11,505,055
Massachusetts, JPMorgan Chase Putters/Drivers Trust, Series 4248, 144A, 0.19%*, 2/1/2013, LIQ: JPMorgan Chase & Co.	9,770,000	9,770,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.2%*, 4/1/2038, LOC: TD BankNorth NA	5,260,000	5,260,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.22%*, 10/1/2030, LOC: RBS Citizens NA	25,390,000	25,390,000
Massachusetts, State General Obligation, Series A, 0.24%*, 3/1/2026, SPA: Wells Fargo Bank NA	6,500,000	6,500,000
		58,425,055
Michigan 7.2%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-23, 144A, AMT, 0.28%*, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,900,000	40,900,000
Series L-27, AMT, 144A, 0.28%*, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series A, 2.0%, 7/1/2013	11,100,000	11,233,728
Michigan, State Higher Education Facilities Authority, Limited Obligation, Hope College, Series B, 0.22%*, 4/1/2032, LOC: PNC Bank NA	2,100,000	2,100,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.3%*, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.3%**, 11/15/2049	8,660,000	8,660,000
Series F-8, 0.3%**, 11/15/2049	7,100,000	7,100,000
Michigan, State Strategic Fund Ltd., Obligation Revenue, Consumers Energy Co., 0.23%*, 4/15/2018, LOC: JPMorgan Chase Bank NA	17,000,000	17,000,000
		138,193,728
Minnesota 1.4%
Cohasset, MN, Power & Light Co. Project, Series B, 0.27%*, 6/1/2013, LOC: JPMorgan Chase Bank NA	1,375,000	1,375,000
Cohasset, MN, State Power & Light Co. Project, Series A, 0.26%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
		26,005,000
Mississippi 1.0%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.35%*, 12/1/2047, LOC: Wachovia Bank NA	9,255,000	9,255,000
Series A, AMT, 144A, 0.53%*, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
		18,755,000
Missouri 2.3%
Missouri, State Health & Educational Facilities, 0.19%, 1/9/2013	23,350,000	23,350,000
North Kansas City, MO, State Hospital Revenue, 0.27%*, 11/1/2033, LOC: Bank of America NA	20,660,000	20,660,000
		44,010,000
Nevada 1.3%
Clark County, NV, Airport Revenue, Series D-2B, 0.2%*, 7/1/2040, LOC: Royal Bank of Canada	25,000,000	25,000,000
New Hampshire 0.1%
New Hampshire, State Health & Education Facilities Authority Revenue, Frisbie Memorial Hospital, 0.27%*, 10/1/2013, LOC: TD Bank NA	1,395,000	1,395,000
New Mexico 0.5%
New Mexico, Eclipse Funding Trust Various States, Solar Eclipse, State Finance Authority Revenue, Series 2006-0034, 144A, 0.21%*, 12/15/2013, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,215,000	10,215,000
New York 2.1%
Bethlehem, NY, Industrial Development Agency Revenue, 467 Delaware Avenue LLC Project, Series A, AMT, 0.24%*, 9/1/2033, LOC: Hudson River Bank & Trust Co.	740,000	740,000
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	13,500,000	13,500,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.23%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,600,000	1,600,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.23%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	3,190,000	3,190,000
New York, Barclays Capital Municipal Trust Receipts, Series 6W, 144A, 0.21%*, 3/15/2037, LIQ: Barclays Bank PLC	5,400,000	5,400,000
New York, NY, General Obligation, Series A-4, 0.22%, 10/1/2041, LOC: Sumitomo Bank Ltd	10,000,000	10,000,000
		39,430,000
North Carolina 1.9%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.3%*, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,695,000	5,695,000
Series 1009, 144A, 0.3%*, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	15,975,000	15,975,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.21%*, 10/1/2034, LOC: Branch Banking & Trust	5,420,000	5,420,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.22%*, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, Series A, 0.21%*, 4/1/2029, LOC: Branch Banking & Trust	4,835,000	4,835,000
		36,035,000
Ohio 2.1%
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.49%, 12/1/2041, GTY: Bank of America NA, INS: AMBAC, LIQ: Bank of America NA	30,000,000	30,000,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority, Series C, 144A, 0.35%*, 6/1/2048, LOC: Wachovia Bank NA	9,705,000	9,705,000
		39,705,000
Other 6.5%
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.41%*, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.37%*, 10/1/2041, LIQ: Morgan Stanley Bank	9,300,000	9,300,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.29%*, 3/1/2041, LIQ: JPMorgan Chase Bank NA	35,600,000	35,600,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.33%*, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		125,000,000
Pennsylvania 6.4%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.22%*, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Montgomery County, PA, Redevelopment Authority, Forge Gate Apartments Project, Series A, 0.21%*, 8/15/2031, LIQ: Fannie Mae	1,510,000	1,510,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.23%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	34,000,000	34,000,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series C, 0.2%, 7/1/2024, LOC: PNC Bank NA	43,400,000	43,400,000
Pennsylvania, Wells Fargo Stage Trust Various States, Series 65C, 144A, 0.22%*, 2/15/2042, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	25,330,000	25,330,000
University of Pittsburgh, PA, The Commonwealth Systems of Higher Education, Pittsburgh Assessment Notes, 2.0%, 7/2/2013	17,000,000	17,202,258
		123,442,258
South Carolina 1.1%
Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Prerefunded 12/1/2012 @ 101, 5.5%, 12/1/2028	20,560,000	20,854,084
Tennessee 6.4%
Nashville & Davidson County, TN, Metropolitan Government:
0.19%, 2/20/2013	10,000,000	10,000,000
0.2%, 2/5/2013	17,000,000	16,999,109
0.22%, 11/30/2012	50,000,000	50,000,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, Multi-Family Housing Revenue, Weatherly Ridge Apartments, Series A, AMT, 0.24%*, 12/1/2041, LOC: U.S. Bank NA	3,000,000	3,000,000
Tennessee, Henderson Industrial Development Board Revenue, Arvin Sango Project, Inc., AMT, 0.25%*, 2/1/2042, LOC: Bank of Tokyo-Mitsubishi UFJ	5,000,000	5,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.25%*, 5/1/2016, LOC: BNP Paribas	38,800,000	38,800,000
		123,799,109
Texas 7.7%
Harris County, TX, 0.16%, 11/8/2012	33,000,000	33,000,000
North Texas, Tollway Authority:
0.22%, 12/12/2012	14,400,000	14,400,000
0.22%, 12/13/2012	8,000,000	8,000,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.35%*, 12/1/2047, LOC: Wachovia Bank NA	12,065,000	12,065,000
Texas, A&M University Revenues, 0.17%, 11/7/2012	25,000,000	25,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	45,000,000	45,848,548
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.25%*, 1/1/2051, LOC: Bank of America NA	9,900,000	9,900,000
		148,213,548
Virginia 1.5%
Arlington County, VA, Industrial Development Authority, Multi-Family Revenue, Westover Apartments, Series A, AMT, 0.25%*, 8/1/2047, LIQ: Freddie Mac	3,000,000	3,000,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, "A", Series M024, AMT, 0.26%*, 7/15/2050, LIQ: Freddie Mac	17,475,000	17,475,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.26%*, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,605,000	8,605,000
		29,080,000
Washington 1.5%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.26%*, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.22%*, 5/1/2028, LOC: U.S. Bank NA	8,170,000	8,170,000
		28,170,000
Wisconsin 1.4%
Wisconsin, Milwaukee Redevelopment Authority, Redevelopment Lease Revenue, Kenilworth Project, 0.21%*, 9/1/2040, LOC: U.S. Bank NA	4,230,000	4,230,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series A, 0.25%*, 8/1/2030, LOC: U.S. Bank NA	23,500,000	23,500,000
		27,730,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,896,427,993)†	98.7	1,896,427,993
Other Assets and Liabilities, Net	1.3	25,414,482
Net Assets	100.0	1,921,842,475

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2012.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2012.

† The cost for federal income tax purposes was $1,896,427,993.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,896,427,993	$—	$1,896,427,993
Total	$—	$1,896,427,993	$—	$1,896,427,993

There have been no transfers between fair value measurement levels during the period ended October 31, 2012.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2012 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in non-affiliated securities, valued at amortized cost	$1,896,427,993
Cash	4,311,145
Receivable for investments sold	23,701,345
Receivable for Fund shares sold	428,171
Interest receivable	2,529,152
Due from Advisor	9,143
Other assets	139,091
Total assets	1,927,546,040
Liabilities
Payable for investments purchased	5,000,772
Payable for Fund shares redeemed	210,011
Distributions payable	13,704
Accrued management fee	134,548
Accrued Trustees' fees	14,970
Other accrued expenses and payables	329,560
Total liabilities	5,703,565
Net assets, at value	$1,921,842,475
Net Assets Consist of
Undistributed net investment income	481,672
Accumulated net realized gain (loss)	118,948
Paid-in capital	1,921,241,855
Net assets, at value	$1,921,842,475

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2012 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($12,545,574 ÷ 12,540,353 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($62,949,139 ÷ 62,922,925 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share (937,666,313 ÷ 937,276,277 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($287,102,157 ÷ 286,982,551 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($103,812,085 ÷ 103,768,881 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($46,691,329 ÷ 46,671,900 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($155,950,470 ÷ 155,885,579 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($315,125,408 ÷ 314,994,313 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2012 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$2,305,789
Expenses: Management fee	664,254
Administration fee	1,039,226
Services to shareholders	598,671
Distribution and service fees	1,071,491
Custodian fee	15,029
Professional fees	59,609
Reports to shareholders	84,360
Registration fees	69,922
Trustees' fees and expenses	46,558
Other	50,176
Total expenses before expense reductions	3,699,296
Expense reductions	(1,582,932)
Total expenses after expense reductions	2,116,364
Net investment income	189,425
Net realized gain (loss) from investments	118,948
Net increase (decrease) in net assets resulting from operations	$308,373

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Operations: Net investment income	$189,425	$659,723
Net realized gain (loss)	118,948	21,137
Net increase in net assets resulting from operations	308,373	680,860
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(661)	(2,580)
Davidson Cash Equivalent Shares	(3,062)	(13,672)
DWS Tax-Exempt Cash Institutional Shares	(134,326)	(598,543)
DWS Tax-Exempt Money Fund	(18,691)	(115,000)
DWS Tax-Free Money Fund Class S	(5,185)	(28,531)
Service Shares	(3,957)	(16,307)
Tax-Exempt Cash Managed Shares	(7,448)	(35,814)
Tax-Free Investment Class	(16,086)	(64,866)
Total distributions	(189,416)	(875,313)
Fund share transactions: Proceeds from shares sold	1,568,395,381	5,483,352,307
Reinvestment of distributions	105,495	544,506
Cost of shares redeemed	(1,807,499,923)	(5,984,187,987)
Net increase (decrease) in net assets from Fund share transactions	(238,999,047)	(500,291,174)
Increase (decrease) in net assets	(238,880,090)	(500,485,627)
Net assets at beginning of period	2,160,722,565	2,661,208,192
Net assets at end of period (including undistributed net investment income of $481,672 and $481,663, respectively)	$1,921,842,475	$2,160,722,565

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Tax-Free Investment Class
			Years Ended April 30,
	Six Months Ended 10/31/12 (Unaudited)		2012		2011		2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.011	.027
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000 ***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.011	.027
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.011)	(.027)
Net realized gains	—		—		—		(.000	)***	—	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.011)	(.027)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)	.01	a**	.02	a	.01	a	.04	a	1.15	2.78	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	315		314		383		407		570	572
Ratio of expenses before expense reductions (%)	.63	*	.62		.61		.62		.63	.62
Ratio of expenses after expense reductions (%)	.21	*	.22		.35		.45		.63	.61
Ratio of net investment income (%)	.01	*	.01		.01		.02		1.16	2.71
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In December 2011, Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities, was issued and is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the Fund's financial statements.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The Fund pays a monthly management fee based on the combined average daily net assets of the three funds in the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2012 through September 30, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.72%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class shares.

Accordingly, for the six months ended October 31, 2012, the Advisor earned a management fee on the Fund aggregating $664,254, of which $29,963 was waived, resulting in an annualized effective rate of 0.06% of the Fund's average daily net assets.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2012, the Administration Fee was as follows:
	Administration Fee	Unpaid at October 31, 2012
Tax-Exempt Portfolio	$1,039,226	$168,188

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2012, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2012
Capital Assets Funds Shares	$16,512	$15,545	$—
Davidson Cash Equivalent Shares	45,986	41,276	1,494
DWS Tax-Exempt Cash Institutional Shares	77,807	77,807	—
DWS Tax-Exempt Money Fund	49,504	32,385	6,767
DWS Tax-Free Money Fund Class S	33,921	25,739	3,121
Service Shares	98,980	93,237	5,371
Tax-Exempt Cash Managed Shares	52,166	40,021	1,974
Tax-Free Investment Class	179,806	155,468	—
	$554,682	$481,478	$18,727

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2012, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$21,796	$21,796	.00%	.33%
Davidson Cash Equivalent Shares	91,972	91,972	.00%	.30%
Service Shares	237,553	237,553	.00%	.60%
Tax-Free Investment Class	402,524	402,524	.00%	.25%
	$753,845	$753,845

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2012, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$16,512	$16,512	.00%	.25%
Davidson Cash Equivalent Shares	76,643	76,643	.00%	.25%
Tax-Exempt Cash Managed Shares	111,784	111,784	.00%	.15%
Tax-Free Investment Class	112,707	112,707	.00%	.07%
	$317,646	$317,646

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2012
Tax-Exempt Portfolio	$43,119	$18,820

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

3. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2012, two shareholder accounts held approximately 17% and 12% of the outstanding shares of the Fund.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2012.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Six Months Ended October 31, 2012		Year Ended April 30, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	17,761,701	$17,761,701	32,054,021	$32,054,021
Davidson Cash Equivalent Shares	46,085,833	46,085,833	121,475,389	121,475,389
DWS Tax-Exempt Cash Institutional Shares	997,937,877	997,937,877	4,080,690,854	4,080,690,854
DWS Tax-Exempt Money Fund	142,463,667	142,463,667	325,873,832	325,873,832
DWS Tax-Free Money Fund Class S	13,446,810	13,446,810	31,868,351	31,868,351
Service Shares	78,277,921	78,277,921	173,964,295	173,964,295
Tax-Exempt Cash Managed Shares	108,404,501	108,404,501	387,004,796	387,004,796
Tax-Free Investment Class	164,017,071	164,017,071	330,420,769	330,420,769
		$1,568,395,381		$5,483,352,307
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	661	$661	2,578	$2,578
Davidson Cash Equivalent Shares	3,062	3,062	13,652	13,652
DWS Tax-Exempt Cash Institutional Shares	58,425	58,425	307,257	307,257
DWS Tax-Exempt Money Fund	18,091	18,091	112,297	112,297
DWS Tax-Free Money Fund Class S	4,983	4,983	27,195	27,195
Service Shares	3,835	3,835	16,265	16,265
Tax-Exempt Cash Managed Shares	528	528	1,546	1,546
Tax-Free Investment Class	15,910	15,910	63,716	63,716
		$105,495		$544,506
Shares redeemed
Capital Assets Funds Shares	(16,819,396)	$(16,819,396)	(31,054,695)	$(31,054,695)
Davidson Cash Equivalent Shares	(44,670,477)	(44,670,477)	(135,004,695)	(135,004,695)
DWS Tax-Exempt Cash Institutional Shares	(1,166,273,612)	(1,166,273,612)	(4,467,264,493)	(4,467,264,493)
DWS Tax-Exempt Money Fund	(168,200,682)	(168,200,682)	(379,194,651)	(379,194,651)
DWS Tax-Free Money Fund Class S	(19,622,754)	(19,622,754)	(46,678,340)	(46,678,340)
Service Shares	(109,637,257)	(109,637,257)	(177,914,611)	(177,914,611)
Tax-Exempt Cash Managed Shares	(118,896,356)	(118,896,356)	(348,035,830)	(348,035,830)
Tax-Free Investment Class	(163,379,389)	(163,379,389)	(399,040,672)	(399,040,672)
		$(1,807,499,923)		$(5,984,187,987)
Net increase (decrease)
Capital Assets Funds Shares	942,966	$942,966	1,001,904	$1,001,904
Davidson Cash Equivalent Shares	1,418,418	1,418,418	(13,515,654)	(13,515,654)
DWS Tax-Exempt Cash Institutional Shares	(168,277,310)	(168,277,310)	(386,266,382)	(386,266,382)
DWS Tax-Exempt Money Fund	(25,718,924)	(25,718,924)	(53,208,522)	(53,208,522)
DWS Tax-Free Money Fund Class S	(6,170,961)	(6,170,961)	(14,782,794)	(14,782,794)
Service Shares	(31,355,501)	(31,355,501)	(3,934,051)	(3,934,051)
Tax-Exempt Cash Managed Shares	(10,491,327)	(10,491,327)	38,970,512	38,970,512
Tax-Free Investment Class	653,592	653,592	(68,556,187)	(68,556,187)
		$(238,999,047)		$(500,291,174)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Free Investment Class. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2012 to October 31, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Fund using each Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare each Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using each Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2012 (Unaudited)
Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 5/1/12	$1,000.00
Ending Account Value 10/31/12	$1,000.05
Expenses Paid per $1,000*	$1.06
Hypothetical 5% Fund Return
Beginning Account Value 5/1/12	$1,000.00
Ending Account Value 10/31/12	$1,024.15
Expenses Paid per $1,000*	$1.07
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Tax-Free Investment Class	.21%
For more information, please refer to the Fund's prospectus.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In November 2012, the Financial Stability Oversight Committee (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, proposed recommendations for money market fund reform. If the SEC were to adopt one or more of the FSOC proposed recommendations in the future, or if FSOC were to take other steps to establish similar regulations of money market funds in the future, such regulatory action may affect the Fund's operations and/or return potential.

Investment Management Agreement Approval

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2012.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2012, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DWS of lower expense caps for the coming year than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank ("DB"), DWS's parent company, announced that DB's new management team had concluded the strategic review of its global asset management business announced in late 2011 by DB's prior management team, and would combine its Asset Management (of which DWS is a part) and Wealth Management divisions. Prior to approving the investment management agreements, the Independent Trustees were apprised of the expected management and structure of the new combined Asset & Wealth Management division ("AWM") and DWS. DB also advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB and AWM, and that DB would be reinvesting a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into a combined AWM division, including enhancements to its investment capabilities. DB also confirmed its commitment to maintaining strong legal and compliance groups within the combined division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2011, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). Based on Lipper data provided as of December 31, 2011, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (1st quartile), Davidson Cash Equivalent Shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), Tax-Free Investment Class shares (1st quartile), Service Shares (1st quartile), DWS Tax-Exempt Cash Institutional Shares (1st quartile), DWS Tax-Free Money Fund Class S shares (1st quartile) and DWS Tax Exempt Money Fund shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DWS. The Board also noted the significant voluntary fee waivers implemented by DWS to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

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DWS Investments Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

PRESORTED
STANDARD
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CATTEP-3
(R-025016-2 12/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, each a series of Cash Account Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	December 28, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 28, 2012